                                                   Annual Report
                                          ------------------------------

                                              December 31,1996

                                              Allmerica
                                              Financial
                                              Retail Services


                                          ------------------------------


                                              . Variable Annuity

                                              . Allmerica Advantage
                                                Variable Annuity/
                                                ExecAnnuity Plus

                                              . Vari-Exceptional Life

                                              . Variable Inheiritage








                  [LOGO OF ALLMERICA FINANCIAL APPEARS HERE]

General Information
--------------------------------------------------------------------------------

Officers of First Allmerica
Financial Life Insurance Company
and Allmerica Financial Life
Insurance and Annuity Company
John F. O'Brien, President, CEO (FAFLIC) and
  Chairman of the Board (AFLIAC)
Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry, III, Vice President,
  CFO and Treasurer
Abigail M. Armstrong, Secretary and Counsel

Investment Manager
Allmerica Investment
  Management Company, Inc.
440 Lincoln Street, Worcester, MA 01653

General Distributor
Allmerica Investments, Inc.
440 Lincoln Street, Worcester, MA 01653

Independent Accountant
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

Custodian
Bankers Trust Company
16 Wall Street, New York, NY 10005

Legal Counsel
Ropes & Gray
One International Place, Boston, MA 02110

Administrator
First Data Investor Services Group
4400 Computer Drive, Westborough, MA 01581

Officers of Allmerica
Investment Trust (AIT)
Richard M. Reilly, President
Thomas P. Cunningham, Treasurer

Board of Trustees of AIT
John F. O'Brien, Chairman
Russell E. Fuller
Gordon Holmes
John P. Kavanaugh
Bruce E. Langton
Attiat F. Ott
Richard M. Reilly
Ranne P. Warner

Investment Sub-Advisers
Allmerica Asset Management, Inc.
440 Lincoln Street,
Worcester, MA 01653
  Equity Index Fund
  Investment Grade Income Fund
  Government Bond Fund
  Money Market Fund

Bank of Ireland Asset Management
2 Greenwich Plaza,
Greenwich, CT 06830
  Select International Equity Fund

CRM Advisors, LLC**
520 Madison Avenue, New York, NY 10020
  Small Cap Value Fund

Janus Capital Corporation
100 Fillimore Street - Suite 300
Denver, CO 80206
  Select Capital Appreciation Fund

John A. Levin & Co., Inc.
One Rockefeller Plaza, New York, NY 10020
  Select Growth and Income Fund

Miller, Anderson & Sherrerd, LLP
One Tower Bridge, West Conshohocken, PA 19248
  Growth Fund

Nicholas-Applegate Capital Management
501 West Broadway - Suite 2000
San Diego, CA 92101
  Select Aggressive Growth Fund

Putnam Investment Management, Inc.
One Post Office Square, Boston, MA 02109
  Select Growth Fund

Standish, Ayer & Wood, Inc.
One Financial Center, Boston, MA 02111
  Select Income Fund

Investment Advisers
Delaware International Advisers Ltd.
1818 Market Street, Philadelphia, PA 19103
  Delaware International Equity Series

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP* II Asset Manager Portfolio
  Fidelity VIP* Equity-Income Portfolio
  Fidelity VIP* Growth Portfolio
  Fidelity VIP* High Income Portfolio
  Fidelity VIP* Overseas Portfolio

Rowe Price-Fleming International, Inc.
100 E. Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

* VIP refers to Variable Insurance Products Fund.

-------------------------------------------------------------------------------
                                   CONTENTS
-------------------------------------------------------------------------------
A Letter From the Chairman...................................................2
Product Performance Summaries................................................3
Variable Annuity.............................................................3
Allmerica Advantage Variable Annuity/
  ExecAnnuity Plus...........................................................4
Vari-Exceptional Life '87....................................................5
Vari-Exceptional Life '91....................................................6
Vari-Exceptional Life '93 (FAFLIC)...........................................7
Vari-Exceptional Life '93 (AFLIAC)...........................................8
Variable Inheiritage (FAFLIC)................................................9
Variable Inheiritage (AFLIAC)...............................................10

Fund Performance Summary....................................................11

Domestic & International Equity
Market Overview..........................................................12-13
Select Aggressive Growth Fund...............................................14
Select Capital Appreciation Fund ...........................................15
Small Cap Value Fund........................................................16
T. Rowe Price International Stock Portfolio.................................17
Fidelity VIP* Overseas Portfolio............................................18
Select International Equity Fund............................................19
Delaware International Equity Series........................................20
Fidelity VIP* Growth Portfolio..............................................21
Select Growth Fund..........................................................22
Growth Fund.................................................................23
Equity Index Fund...........................................................24
Fidelity VIP* Equity-Income Portfolio.......................................25
Select Growth and Income Fund...............................................26
Fidelity VIP II* Asset Manager Portfolio....................................27

Bond & Money
Market Overview..........................................................28-29
Fidelity VIP* High Income Portfolio.........................................30
Select Income Fund..........................................................31
Investment Grade Income Fund................................................32
Government Bond Fund........................................................33
Money Market Fund...........................................................34

Financials.................................................................F-1

For further information, see the accompanying annual reports.

**As of January 1, 1997 CRM Advisors, LLC, an affiliate of Cramer Rosenthal McGlynn, Inc., assumed sub-advisory responsibilities of the Small Cap
Value Fund.

For information on ordering additional copies of this report or a copy of the separate account annual report, see Client Notices on page F-57.

--------------------------------------------------------------------------------
                          A Letter From the Chairman
--------------------------------------------------------------------------------

[PHOTO OF JOHN F. O'BRIEN APPEARS HERE]

Dear Client:

  The U.S. stock market turned in yet another outstanding year. This marked the sixth straight year of positive returns for the Dow Jones Industrial Average-- a record. For the year, the Dow rose 28% on top of 1995's 37% increase. The combined return for the two-year period was 75%, the strongest in 40 years!

  In contrast, the bond market was characterized by volatility as investors' expectations changed throughout the year. January's optimism gave way to fears of a strong economy and potential interest rate increases by the Federal Reserve. These increases never occurred and the economy cooled off by itself during the second half of the year. The net effect of these swings was to produce a mediocre year in the bond market with the Lehman Aggregate Bond Index, a benchmark used by many bond investors, up a modest 3.61%. In the end, even conservative money market accounts did better, returning approximately 5.0%.

  International stock markets were generally quite positive. Sweden, Finland, Ireland, Spain, Portugal and Hong Kong all had returns greater than 30% in 1996. But these returns paled in comparison to many emerging markets like Poland's 87% return. However, not everything was rosy overseas. Japan, for example, declined 15.4%, as measured by Morgan Stanley's Country Index.

  Where will the best returns come from in 1997? Obviously, we don't know.
What we do know, however, is that helping each individual to plan and strive to meet her or his saving and retirement goals is a business we take quite seriously. That's why we work so hard on what we can control building a comprehensive investment program, hiring disciplined investment managers and constantly evaluating their performance. At Allmerica, we offer distinct investment choices across a wide variety of asset classes, investment strategies and styles. We also encourage our clients to implement disciplined investment programs which include building diversified portfolios, making ongoing contributions whenever possible and appropriate.

  Our Manager Evaluation Committee continuously seeks to refine our investment program and rigorously monitors our sub-advisers. Based on their work, we made two significant changes during 1996. On July 1, 1996, Putnam Investment Management, Inc. assumed sub-advisory responsibility for the Select Growth Fund as announced in the semi-annual report. With this report, we are pleased to announce that CRM Advisors, LLC, an affiliate of Cramer Rosenthal McGlynn, Inc. assumed sub-advisory responsibility for the Small Cap Value Fund effective January 1, 1997. This is part of a larger change in which we are seeking to broaden the investment mandate of the Small Cap Value Fund to incorporate both small- and mid-cap value stocks. These changes reflect our ongoing commitment to bring you a diversified array of complementary investment choices and outstanding money managers.

  We encourage our clients to develop and implement a disciplined investment program that includes diversification, ongoing contributions in both up and down markets, and utilization of tax deferred savings vehicles whenever possible and appropriate. We also encourage you to periodically review your financial goals and risk tolerance, to insure that your investments are right for you.

On behalf of the Board of Trustees,

/s/ John F. O'Brien

John F. O'Brien
Chairman of the Board

----------------------------------------------------------------------------
Helping each individual to plan and strive to meet her or his saving and retirement goals is a business we take quite seriously.
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------

        VARIABLE ANNUITY . Average Annual Total Returns as of 12/31/96

  For easy reference, the total returns for the Variable Annuity subaccounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges except for the annual policy fee. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                           WITHOUT SURRENDER CHARGE
                                           ------------------------

                                              One     Five     Ten
Subaccounts                                   Year    Years   Years
-------------------------------------------------------------------
Growth Fund - Single/Elective Payment
Tax Qualified Account                        18.71%  11.43%  13.55%
Non Tax Qualified Account                    18.71%  11.43%  13.55%

Investment Grade Income Fund -
Single/Elective Payment
Tax Qualified Account                         2.27%   5.97%   7.13%
Non Tax Qualified Account                     2.27%   5.96%   7.16%

Money Market Fund -
Single/Elective Payment
Tax Qualified Account                         4.05%   3.08%   4.71%
Non Tax Qualified Account                     4.05%   3.08%   4.71%


                                              WITH SURRENDER CHARGE
                                              ---------------------

                                              One     Five     Ten
Subaccounts                                   Year    Years   Years
-------------------------------------------------------------------

Growth Fund - Elective Payment
Tax Qualified Account                        10.40%  10.40%  13.55%
Non Tax Qualified Account                    10.40%  10.40%  13.55%

Investment Grade Income Fund - Elective Payment
Tax Qualified Account                        -4.89%   5.00%   7.13%
Non Tax Qualified Account                    -4.89%   4.99%   7.16%

Money Market Fund - Elective Payment
Tax Qualified Account                         -3.23%  2.14%   4.71%
Non Tax Qualified Account                     -3.23%  2.14%   4.71%

Growth Fund - Single Payment
Tax Qualified Account                         13.37% 10.82%  13.55%
Non Tax Qualified Account                     13.37% 10.82%  13.55%

Investment Grade Income Fund - Single Payment
Tax Qualified Account                         -2.33%  5.39%   7.13%
Non Tax Qualified Account                     -2.33%  5.39%   7.16%

Money Market Fund - Single Payment
Tax Qualified Account                         -0.63%  2.52%   4.71%
Non Tax Qualified Account                     -0.63%  2.52%   4.71%

For more information about the performance of the underlying funds, see the Performance Reviews beginning on page 14.

Performance returns shown above are for the Variable Annuity subaccounts of AFLIAC, and assume an investment in the underlying funds on the date of inception of each Fund (April 29, 1985). All full surrenders or withdrawals may be subject to a declining sales charge. The maximum contingent deferred sales charge is 7.0%.

Performance returns in this report are historical and are not indicators of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
3

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------

  ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS . Average Annual Total
                             Returns as of 12/31/96

  For easy reference, the total returns for Allmerica Advantage Variable Annuity/ExecAnnuity Plus subaccounts of FAFLIC and AFLIAC are summarized below. Keep in mind, however, that these returns are net of all product charges except for the annual policy fee. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                              WITHOUT SURRENDER CHARGE       WITH SURRENDER CHARGE
                                              ------------------------     -------------------------
                                                             Ten Years                    Ten Years
                                                One    Five    or Life        One    Five   or Life
Subaccounts                                    Year   Years    of Fund       Year   Years   of Fund
----------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Aggressive Growth Fund/4/             16.84%   N/A       18.03%      8.84%   N/A      17.37%
Select Capital Appreciation Fund/7/           7.23%   N/A       26.48%     -0.49%   N/A      22.37%
Small Cap Value Fund/5/                      26.69%   N/A       13.19%     18.69%   N/A      12.00%
Select International Equity Fund/6/          20.19%   N/A       12.03%     12.19%   N/A       9.82%
Select Growth Fund/4/                        20.26%   N/A       11.01%     12.26%   N/A      10.20%
Growth Fund/1/                               18.46%  11.25%     13.12%     10.46%  10.59%    13.12%
Equity Index Fund/2/                         20.54%  12.98%     16.05%     12.54%  12.36%    15.83%
Select Growth and Income Fund/4/             19.52%   N/A       12.13%     11.52%   N/A      11.34%
Investment Grade Income/1/                    2.05%   5.74%      6.74%     -5.29%   4.93%     6.74%
Government Bond Fund/3/                       2.01%   4.04%      5.36%     -5.33%   3.17%     4.75%
Money Market Fund/1/                          3.83%   2.89%      4.33%     -3.65%   1.98%     4.33%

Delaware Group Premium Fund, Inc.
Delaware International Equity Series/8/      18.30%   N/A       10.82%     10.30%   N/A       9.94%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
   Portfolio/9/                              13.02%   N/A        8.34%      5.02%   N/A       6.09%

Fidelity Variable Insurance
Products Fund (VIPF and VIPF II)
Fidelity VIP Overseas Portfolio/13/          11.58%   7.58%      6.31%      3.58%   6.83%     6.31%
Fidelity VIP Growth Portfolio/11/            13.05%  13.54%     13.48%      5.05%  12.93%    13.48%
Fidelity VIP Equity-Income Portfolio/11/     12.63%  16.31%     12.09%      4.63%  15.75%    12.09%
Fidelity VIP II Asset Manager Portfolio/12/  12.95%   9.64%     10.07%      4.95%   8.66%     9.92%
Fidelity VIP High Income Portfolio/10/       12.39%  13.33%      9.50%      4.39%  12.72%     9.50%

Performance returns shown above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus subaccounts of FAFLIC and AFLIAC, and assume an investment in the underlying funds on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 8.0%. /1/ Inception April 29, 1985
/2/  Inception September 28, 1990
/3/  Inception August 26, 1991
/4/  Inception August 21, 1992
/5/  Inception April 30, 1993
/6/  Inception May 1, 1994
/7/  Inception April 28, 1995
/8/  Inception October 29, 1992
/9/  Inception March 31, 1994
/10/ Inception September 19, 1985
/11/ Inception October 9, 1986
/12/ Inception September 6, 1989
/13/ Inception January 28, 1987


Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------

   VARI-EXCEPTIONAL LIFE ('87) . Average Annual Total Returns as of 12/31/96

   For easy reference, the total returns for the Vari-Exceptional Life ('87) subaccounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                   WITHOUT SURRENDER CHARGE         WITH SURRENDER CHARGE
                                                   ------------------------         ---------------------
                                                                  Ten Years                     Ten Years
                                                     One    Five    or Life          One   Five   or Life
Subaccounts                                         Year   Years    of Fund         Year  Years   of Fund
---------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Aggressive Growth Fund/4/                  17.49%    N/A      18.69%      -73.51%    N/A     5.09%
Select Capital Appreciation Fund/7/                7.82%    N/A      27.18%      -81.72%    N/A   -29.61%
Small Cap Value Fund/5/                           27.39%    N/A      13.82%      -65.07%    N/A    -4.37%
Select International Equity Fund/6/               20.86%    N/A      12.65%      -70.64%    N/A   -16.44%
Select Growth Fund/4/                             20.92%    N/A      11.63%      -70.59%    N/A    -2.63%
Growth Fund/1/                                    19.11%   11.77%    13.75%      -72.13%   0.39%    9.24%
Equity Index Fund/2/                              21.20%   13.58%    16.70%      -70.35%   2.36%    8.69%
Select Growth and Income Fund/4/                  20.17%    N/A      12.75%      -71.23%    N/A    -1.39%
Investment Grade Income Fund/1/                    2.62%    6.32%     7.33%      -86.12%  -5.62%    2.40%
Government Bond Fund/3/                            2.58%    4.60%     5.95%      -86.16%  -7.54    -5.09%
Money Market Fund/1/                               4.41%    3.44%     4.91%      -84.61%  -8.85%   -0.22%

Delaware Group Premium Fund, Inc.
Delaware International Equity Series/8/           18.95%    N/A      11.44%      -72.27%    N/A    -3.69%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio/9/    13.65%    N/A       8.95%      -76.77%    N/A   -21.99%

Fidelity Variable Insurance
Products Fund (VIPF and VIPFII)
Fidelity VIP Overseas Portfolio/13/               12.20%    8.15%     6.91%      -78.01%  -3.59%    1.90%
Fidelity VIP Growth Portfolio/11/                 13.68%   14.14%    14.11%      -76.75%   2.97%    9.62%
Fidelity VIP Equity-Income Portfolio/11/          13.26%   16.92%    12.71%      -77.11%   5.97%    8.14%
Fidelity VIP II Asset Manager Portfolio/12/       13.57%   10.26%    10.68%      -76.84%  -1.26%    3.86%
Fidelity VIP High Income Portfolio/10/            13.01%   13.93%    10.12%      -77.32%   2.74%    5.39%
Fidelity VIP Money Market Portfolio/14/            4.41%    3.59%     5.00%      -84.61%  -8.68%   -0.12%

Performance returns given above are for the Vari-Exceptional Life ('87) subaccounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. In addition, the returns assume an investment in the underlying funds listed above on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

  /1/  Inception April 29, 1985
  /2/  Inception September 28, 1990
  /3/  Inception August 26, 1991
  /4/  Inception August 21, 1992
  /5/  Inception April 30, 1993
  /6/  Inception May 1, 1994
  /7/  Inception April 28, 1995
  /8/  Inception October 29, 1992
  /9/  Inception March 31, 1994
 /10/ Inception September 19, 1985
 /11/ Inception October 9, 1986
 /12/ Inception September 6, 1989
 /13/ Inception January 28, 1987
 /14/ Inception April 1, 1982

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------
   Vari-Exceptional Life ('91) . Average Annual Total Returns as of 12/31/96

   For easy reference, the total returns for the Vari-Exceptional Life ('91) subaccounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                     WITHOUT SURRENDER CHARGE           WITH SURRENDER CHARGE
                                                     ------------------------           ---------------------

                                                                    Ten Years                     Ten Years
                                                      One    Five     or Life       One       Five    or Life
SUBACCOUNTS                                           Year   Years    of Fund       Year      Years   of Fund
--------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Aggressive Growth Fund/4/                      17.49%   N/A    18.69%        -100.00%    N/A       2.33%
Select Capital Appreciation Fund/7/                    7.82%   N/A    27.18%        -100.00%    N/A     -50.38%
Small Cap Value Fund/5/                               27.39%   N/A    13.82%        -100.00%    N/A      -9.28%
Select International Equity Fund/6/                   20.86%   N/A    12.65%        -100.00%    N/A     -26.66%
Select Growth Fund/4/                                 20.92%   N/A    11.63%        -100.00%    N/A      -5.90%
Growth Fund/1/                                        19.11%  11.77%  13.75%        -100.00%   -1.68%     9.22%
Equity Index Fund/2/                                  21.20%  13.58%  16.70%        -100.00%    0.40%     7.83%
Select Growth and Income Fund/4/                      20.17%   N/A    12.75%        -100.00%    N/A      -4.57%
Investment Grade Income Fund/1/                        2.62%   6.32%   7.33%        -100.00%   -8.07%     2.38%
Government Bond Fund/3/                                2.58%   4.60%   5.95%        -100.00%  -10.13%    -7.21%
Money Market Fund/1/                                   4.41%   3.44%   4.91%        -100.00%  -11.53%    -0.24%

Delaware Group Premium Fund, Inc.
Delaware International Equity Series/8/               18.95%   N/A    11.44%        -100.00%    N/A      -7.33%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio/9/        13.65%   N/A     8.95%        -100.00%    N/A     -33.48%

Fidelity Variable Insurance
Products Fund (VIPF and VIPFII)
Fidelity VIP Overseas Portfolio/13/                   12.20%   8.15%   6.91%        -100.00%   -5.90%     1.87%
Fidelity VIP Growth Portfolio/11/                     13.68%  14.14%  14.11%        -100.00%    1.04%     9.60%
Fidelity VIP Equity-Income Portfolio/11/              13.26%  16.92%  12.71%        -100.00%    4.19%     8.13%
Fidelity VIP II Asset Manager Portfolio/12/           13.57%  10.26%  10.68%        -100.00%   -3.43%     3.26%
Fidelity VIP High Income Portfolio/10/                13.01%  13.93%  10.12%        -100.00%    0.80%     5.37%
Fidelity VIP Money Market Portfolio/14/                4.41%   3.59%   5.00%        -100.00%  -11.35%    -0.15%

Performance returns given above are for the Vari-Exceptional Life ('91) subaccounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. In addition, the returns assume an investment in the underlying funds listed above on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

/1/  Inception April 29, 1985
/2/  Inception September 28, 1990
/3/  Inception August 26, 1991
/4/  Inception August 21, 1992
/5/  Inception April 30, 1993
/6/  Inception May 1, 1994
/7/  Inception April 28, 1995
/8/  Inception October 29, 1992
/9/  Inception March 31, 1994
/10/ Inception September 19, 1985
/11/ Inception October 9, 1986
/12/ Inception September 6, 1989
/13/ Inception January 28, 1987
/14/ Inception April 1, 1982

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------
   Vari-Exceptional Life ('93) . Average Annual Total Returns as of 12/31/96

   For easy reference, the total returns for the Vari-Exceptional Life ('93) subaccounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                      WITHOUT SURRENDER CHARGE         WITH SURRENDER CHARGE
                                                     --------------------------     ----------------------------

                                                                      Ten Years                        Ten Years
                                                         One    Five    or Life          One     Five    or Life
Subaccounts                                             Year   Years    of Fund         Year    Years    of Fund
----------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Aggressive Growth Fund/4/                      17.52%   N/A       18.39%      -97.86%    N/A        0.99%
Select Capital Appreciation Fund/7/                    7.85%   N/A       26.86%     -100.00%    N/A      -44.47%
Small Cap Value Fund/5/                               27.42%   N/A       13.54%      -88.86%    N/A      -12.58%
Select International Equity Fund/6/                   20.89%   N/A       12.37%      -94.80%    N/A      -29.55%
Select Growth Fund/4/                                 20.96%   N/A       11.35%      -94.74%    N/A       -8.03%
Growth Fund/1/                                        19.14%  11.50%     13.47%      -96.39%   -3.13%      9.11%
Equity Index Fund/2/                                  21.24%  13.29%     16.40%      -94.48%   -0.88%      7.36%
Select Growth and Income Fund/4/                      20.21%   N/A       12.47%      -95.42%    N/A       -6.56%
Investment Grade Income Fund/1/                        2.65%   6.05%      7.06%     -100.00%  -10.18%      1.94%
Government Bond Fund/3/                                2.60%   4.64%      5.68%     -100.00%  -12.07%     -9.15%
Money Market Fund/1/                                   4.43%   3.18%      4.65%     -100.00%  -14.06%     -0.85%

Delaware Group Premium Fund, Inc.
Delaware International Equity Series/8/               18.98%   N/A       11.15%       96.54%    N/A       -9.69%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio/9/        13.67%   N/A        8.67%     -100.00%    N/A      -36.19%

Fidelity Variable Insurance
Products Fund (VIPF and VIPFII)
Fidelity VIP Overseas Portfolio/13/                   12.23%   7.89%      6.64%     -100.00%   -7.76%      1.38%
Fidelity VIP Growth Portfolio/11/                     13.71%  13.83%     13.82%     -100.00%   -0.21%      9.49%
Fidelity VIP Equity-Income Portfolio/11/              13.29%  16.62%     12.43%     -100.00%    3.22%      7.96%
Fidelity VIP II Asset Manager Portfolio/12/           13.61%   9.98%     10.40%     -100.00%   -5.06%      2.64%
Fidelity VIP High Income Portfolio/10/                13.04%  13.63%      9.84%     -100.00%   -0.46%      5.08%


Performance returns given above are for the Vari-Exceptional Life ('93) subaccounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. In addition, the returns assume an investment in the underlying funds listed above on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

/1/  Inception April 29,1985
/2/  Inception September 28, 1990
/3/  Inception August 26, 1991
/4/  Inception August 21, 1992
/5/  Inception April 30, 1993
/6/  Inception May 1, 1994
/7/  Inception April 28, 1995
/8/  Inception October 29, 1992
/9/  Inception March 31, 1994
/10/ Inception September 19, 1985
/11/ Inception October 9, 1986
/12/ Inception September 6, 1989
/13/ Inception January 28, 1987

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------
   VARI-EXCEPTIONAL LIFE ('93) . Average Annual Total Returns as of 12/31/96

For easy reference, the total returns for the Vari-Exceptional Life ('93) subaccounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                WITHOUT SURRENDER CHARGE            WITH SURRENDER CHARGE
                                                ------------------------         -------------------------
                                                               Ten Years                     Ten Years
                                                 One    Five     or Life       One       Five    or Life
Subaccounts                                      Year   Years    of Fund       Year      Years   of Fund
----------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Aggressive Growth Fund /4/               17.52%   N/A    18.39%         -99.34%    N/A        0.25%
Select Capital Appreciation Fund /7/             7.85%   N/A    26.86%        -100.00%    N/A      -45.94%
Small Cap Value Fund /5/                        27.42%   N/A    13.54%         -90.46%    N/A      -13.51%
Select International Equity Fund /6/            20.89%   N/A    12.37%         -96.32%    N/A      -30.76%
Select Growth Fund /4/                          20.96%   N/A    11.35%         -96.25%    N/A       -8.80%
Growth Fund /1/                                 19.14%  11.50%  13.47%         -97.88%   -3.77%      8.82%
Equity Index Fund /2/                           21.24%  13.29%  16.40%         -96.00%   -1.52%      6.87%
Select Growth and Income Fund /4/               20.21%   N/A    12.47%         -96.92%    N/A       -7.32%
Investment Grade Income Fund /1/                 2.65%   6.05%   7.06%        -100.00%  -10.85%      1.63%
Government Bond Fund /3/                         2.60%   4.64%   5.68%        -100.00%  -12.75%     -9.77%
Money Market Fund /1/                            4.43%   3.18%   4.65%        -100.00%  -14.74%     -1.16%

Delaware Group Premium Fund, Inc.
Delaware International Equity Series /8/        18.98%   N/A    11.15%          98.03%    N/A      -10.50%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio /9/ 13.67%   N/A     8.67%        -100.00%    N/A      -37.43%

Fidelity Variable Insurance
Products Fund (VIPF and VIPFII)
Fidelity VIP Overseas Portfolio /13/            12.23%   7.89%   6.64%        -100.00%   -8.42%      1.08%
Fidelity VIP Growth Portfolio /11/              13.71%  13.83%  13.82%        -100.00%   -0.84%      9.21%
Fidelity VIP Equity-Income Portfolio /11/       13.29%  16.62%  12.43%        -100.00%    2.59%      7.67%
Fidelity VIP II Asset Manager Portfolio /12/    13.61%   9.98%  10.40%        -100.00%   -5.71%      2.22%
Fidelity VIP High Income Portfolio /10/         13.04%  13.63%   9.84%        -100.00%   -1.09%      4.79%


Performance returns given above are for the Vari-Exceptional Life ('93) subaccounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. In addition, the returns assume an investment in the underlying funds listed above on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

/1/ Inception April 29, 1985       /6/ Inception May 1, 1994       /10/ Inception September 19, 1985
/2/ Inception September 28, 1990   /7/ Inception April 28, 1995    /11/ Inception October 9, 1986
/3/ Inception August 26, 1991      /8/ Inception October 29, 1992  /12/ Inception September 6, 1989
/4/ Inception August 21, 1992      /9/ Inception March 31, 1994    /13/ Inception January 28, 1987
/5/ Inception April 30, 1993

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------
       VARIABLE INHEIRITAGE . Average Annual Total Returns as of 12/31/96

 For easy reference, the total returns for the Variable Inheiritage subaccounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                 WITHOUT SURRENDER CHARGE           WITH SURRENDER CHARGE
                                                 ------------------------         --------------------------
                                                                Ten Years                         Ten Years
                                                  One    Five     or Life         One      Five     or Life
Subaccounts                                       Year   Years    of Fund         Year     Years    of Fund
------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Aggressive Growth Fund /4/                17.19%   N/A     18.39%        -86.16%     N/A       8.12%
Select Capital Appreciation Fund /7/              7.55%   N/A     26.86%        -95.42%     N/A     -30.82%
Small Cap Value Fund /5/                         27.06%   N/A     13.54%        -76.68%     N/A      -3.13%
Select International Equity Fund /6/             20.55%   N/A     12.37%        -82.93%     N/A     -16.54%
Select Growth Fund /4/                           20.62%   N/A     11.35%        -82.87%     N/A      -0.33%
Growth Fund /1/                                  18.81%  11.50%   13.47%        -84.60%    3.25%     11.83%
Equity Index Fund /2/                            20.90%  13.29%   16.40%        -82.60%    5.36%     11.94%
Select Growth and Income Fund /4/                19.87%    N/A    12.47%        -83.59%     N/A       1.03%
Select Income Fund /4/                            2.13%    N/A     4.69%       -100.00%     N/A      -8.66%
Investment Grade Income Fund /1/                  2.36%   6.05%    7.06%       -100.00%   -3.30%      5.04%
Government Bond Fund /3/                          2.32%   4.64%    5.68%       -100.00%   -5.03%     -2.68%
Money Market Fund /1/                             4.14%   3.18%    4.65%        -98.69%   -6.84%      2.44%

Delaware Group Premium Fund, Inc.
Delaware International Equity Series /8/         18.65%    N/A    11.15%        -84.76%     N/A      -1.59%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio /9/  13.23%    N/A     8.67%        -89.96%     N/A     -22.54%

Fidelity Variable Insurance
Products Fund (VIPF and VIPFII)
Fidelity VIP Overseas Portfolio /13/             11.92%   7.89%    6.64%        -91.22%   -1.06%      4.55%
Fidelity VIP Growth Portfolio /11/               13.39%  13.83%   13.82%        -89.81%    5.99      12.20%
Fidelity VIP Equity-Income Portfolio /11/        12.97%  16.62%   12.43%        -90.21%    9.22%     10.74%
Fidelity VIP II Asset Manager Portfolio /12/     13.29%   9.98%   10.40%        -89.91%    1.45%      6.77%
Fidelity VIP High Income Portfolio /10/          12.72%  13.63%    9.84%        -90.45%    5.75%      8.00%


Performance returns given above are for the Variable Inheiritage subaccounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. In addition, the returns assume an investment in the underlying funds listed above on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

/1/ Inception April 29, 1985       /6/ Inception May 1, 1994        /10/ Inception September 19, 1985
/2/ Inception September 28, 1990   /7/ Inception April 28, 1995     /11/ Inception October 9, 1986
/3/ Inception August 26, 1991      /8/ Inception October 29, 1992   /12/ Inception September 6, 1989
/4/ Inception August 21, 1992      /9/ Inception March 31, 1994     /13/ Inception January 28, 1987
/5/ Inception April 30, 1993

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------
       VARIABLE INHEIRITAGE . Average Annual Total Returns as of 12/31/96

For easy reference, the total returns for the Variable Inheiritage subaccounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                 WITHOUT SURRENDER CHARGE          WITH SURRENDER CHARGE
                                                 ------------------------        -------------------------
                                                                Ten Years                        Ten Years
                                                  One    Five     or Life         One      Five     or Life
Subaccounts                                       Year   Years    of Fund         Year    Years     of Fund
----------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Aggressive Growth Fund /4/                17.19%   N/A    18.39%         -87.82%    N/A       7.48%
Select Capital Appreciation Fund /7/              7.55%   N/A    26.86%         -96.76%    N/A     -32.21%
Small Cap Value Fund /5/                         27.06%   N/A    13.54%         -78.27%    N/A      -3.91%
Select International Equity Fund /6/             20.55%   N/A    12.37%         -84.44%    N/A     -17.57%
Select Growth Fund /4/                           20.62%   N/A    11.35%         -84.37%    N/A      -0.97%
Growth Fund /1/                                  18.81%  11.50%  13.47%         -86.09%    2.71%    11.59%
Equity Index Fund /2/                            20.90%  13.29%  16.40%         -84.11%    4.82%    11.52%
Select Growth and Income Fund /4/                19.87%   N/A    12.47%         -85.08%    N/A       0.40%
Select Income Fund /4/                            2.13%   N/A     4.69%        -100.00%    N/A      -9.31%
Investment Grade Income Fund /1/                  2.36%   6.05%   7.06%        -100.00%   -3.85%     4.79%
Government Bond Fund /3/                          2.32%   4.64%   5.68%        -100.00%   -5.58%    -3.20%
Money Market Fund /1/                             4.14%   3.18%   4.65%         -99.99%   -7.40%     2.18%

Delaware Group Premium Fund, Inc.
Delaware International Equity Series /8/         18.65%   N/A    11.15%         -86.24%    N/A      -2.25%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio /9/  13.23%   N/A     8.67%         -91.38%    N/A     -23.59%

Fidelity Variable Insurance
Products Fund (VIPF and VIPFII)
Fidelity VIP Overseas Portfolio /13/             11.92%   7.89%   6.64%         -92.62%   -1.61%     4.29%
Fidelity VIP Growth Portfolio /11/               13.39%  13.83%  13.82%         -91.23%    5.45     11.96%
Fidelity VIP Equity-Income Portfolio /11/        12.97%  16.62%  12.43%         -91.62%    8.68%    10.50%
Fidelity VIP II Asset Manager Portfolio /12/     13.29%   9.98%  10.40%         -91.32%    0.90%     6.41%
Fidelity VIP High Income Portfolio /10/          12.72%  13.63%   9.84%         -91.86%    5.21%     7.76%


Performance returns given above are for the Variable Inheiritage subaccounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. In addition, the returns assume an investment in the underlying funds listed above on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

/1/ Inception April 29, 1985       /6/ Inception May 1, 1994        /10/ Inception September 19, 1985
/2/ Inception September 28, 1990   /7/ Inception April 28, 1995     /11/ Inception October 9, 1986
/3/ Inception August 26, 1991      /8/ Inception October 29, 1992   /12/ Inception September 6, 1989
/4/ Inception August 21, 1992      /9/ Inception March 31, 1994     /13/ Inception January 28, 1987
/5/ Inception April 30, 1993

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
                           Fund Performance Summary
--------------------------------------------------------------------------------
                  Average Annual Total Returns as of 12/31/96

For easy reference, the total returns for the Funds are summarized below. Keep in mind that these returns are net of all Fund charges. For returns that do reflect the deduction of product charges, please refer to the Product Performance Summaries beginning on page 14.

                                                                Ten Years
                                                  One    Five     or Life
Funds                                             Year   Years    of Fund
-------------------------------------------------------------------------
Allmerica Investment Trust
Select Aggressive Growth Fund /4/                18.55%   N/A     19.77%
Select Capital Appreciation Fund /7/              8.80%   N/A     28.34%
Small Cap Value Fund /5/                         28.53%   N/A     14.86%
Select International Equity Fund /6/             21.94%   N/A     13.68%
Select Growth Fund /4/                           22.02%   N/A     12.65%
Growth Fund /1/                                  20.19%  12.80%   14.79%
Equity Index Fund /2/                            22.30%  14.61%   17.76%
Select Growth and Income Fund /4/                21.26%   N/A     13.78%
Select Income Fund /4/                            3.32%   N/A      5.91%
Investment Grade Income Fund /1/                  3.56%   7.29%    8.31%
Government Bond Fund /3/                          3.51%   5.86%    6.91%
Money Market Fund /1/                             5.36%   4.38%    5.87%

Delaware Group Premium Fund, Inc.
Delaware International Equity Series /8/         20.03%   N/A     12.45%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio /9/  14.70%   N/A      9.94%

Fidelity Variable Insurance
Products Fund (VIPF and VIPFII)
Fidelity VIP Overseas Portfolio /13/             13.15%   9.15%    7.88%
Fidelity VIP Growth Portfolio /11/               14.71%  15.16%   15.15%
Fidelity VIP Equity-Income Portfolio /11/        14.28%  17.98%   13.74%
Fidelity VIP II Asset Manager Portfolio /12/     14.60%  11.26%   11.69%
Fidelity VIP High Income Portfolio /10/          14.03%  14.96%   11.12%


Fund performance returns given above reflect an investment in the underlying funds listed on the date of inception of each Fund.

/1/ Inception April 29, 1985       /6/ Inception May 1, 1994        /10/ Inception September 19, 1985
/2/ Inception September 28, 1990   /7/ Inception April 28, 1995     /11/ Inception October 9, 1986
/3/ Inception August 26, 1991      /8/ Inception October 29, 1992   /12/ Inception September 6, 1989
/4/ Inception August 21, 1992      /9/ Inception March 31, 1994     /13/ Inception January 28, 1987
/5/ Inception April 30, 1993

Fund performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Domestic & International Equity Market Overview

1990-1991: Economic recession in the United States. A deep depression affects much of the former Soviet bloc countries.

1992: U.S. economy continues its slow recovery. Larger companies downsize while smaller firms thrive.

1993: A year of low interest rates and strong growth in the emerging markets.

1994: Federal Reserve Board raises interest rates six times stalling equity markets even while corporate earnings continued to grow.

1995: Favorable economic conditions result in tremendous gains for the U.S. equity markets. Europe turns in strongest performance of international equity markets.

1996: Despite a volatile marketplace, the U.S. stock market performs well. Internationally, European countries post the most impressive gains.

     Sustained growth and increasing volatility characterized the domestic equity market for 1996.

     Strong company fundamentals and corporate profits propelled the stock market upward throughout the year. Further support came from an increased demand for equities, driven by corporate share repurchase programs, merger and acquisition activity and huge cash flows into equity mutual funds. As a result, the Dow turned in its sixth consecutive year of positive returns and stocks of companies of all sizes delivered solid returns.

     Little seemed to disrupt this year's stock market for long. Even a 7% plunge during a two-week period in July, which was attributed to corporate earnings disappointments and fears that a stronger economy might lead to higher interest rates, was reversed within months. By early October, the Dow Jones Industrial Average had climbed above the 6000 mark and set a string of new records throughout November, culminating in the year's high of 6547.79.

     Overall, the Dow gained 28% in 1996. While this lagged the remarkable 37% return posted in 1995, it still exceeded most analysts' expectations of a 10% return for stocks in 1996. Trading volume soared. The average number of shares changing hands daily on the New York Stock Exchange alone hit a record 412 million shares, compared with the previous record of 346.1 million in 1995.

     While demand remained steady, individual stocks and industries went in and out of favor as investors struggled to predict which way interest rates would move--and consequently which market segments would benefit from that shift. As of the end of 1996, the chief beneficiaries continued to be large-capitalization and blue-chip stocks. Energy, banks and semiconductors, three of 1995's best performing sectors,

                           [TIME LINE APPEARS HERE]

A cold winter and rising oil prices stimulate energy stocks.

[GRAPHIC APPEARS HERE]

Economic data shows economy growing at a much faster rate than anticipated.

[GRAPHIC APPEARS HERE]

After a disappointing 1995, retail stocks recover, most notably in the footwear industry, along with consumer confidence.

[GRAPHIC APPEARS HERE]

The strongest returns for international equity investors come from Europe and selected parts of Asia.

[GRAPHIC APPEARS HERE]
again turned in shining performances in 1996 as the fundamentals of each of these industries continued to improve. Footwear companies and securities brokers were also winning sectors. Oil drilling, which was the single-best performing sector of the stock market, more than doubled its return over 1995.

     Strong investment returns also fueled new issue offerings. The two largest markets in the United States, the New York Stock Exchange (NYSE) and the National Association of Securities Dealers Automated Quotations (NASDAQ), had a bumper crop of new companies listing with them for the first time. The roaring bull market also enticed scores of foreign companies to U.S. markets.

     On the global front, U.S. investors in international equities experienced the most attractive results from European markets. On average, European stocks rose 20% last year, below the performance of U.S. stocks, but far better than Japanese stocks. Based on Morgan Stanley's country indices, returns ranged as high as 41% in Spain and 27% in the United Kingdom to 18% in Australia. German stocks also delivered solid returns for the year.

     In general, the best-performing sectors internationally included chemicals, metals, oils, telecommunications and some consumer stocks, such as home furnishings and retailers.

     In the Far East, significant increases were found in several key markets. In China, the stock market was favorably impacted from an easing of monetary policy along with lower inflation. Hong Kong and Taiwan, China's neighbors, both had stellar-performing stock markets in which each soared by over 30%. But in Japan, stock market returns were disappointing, as its economic recovery sputtered and never really regained speed.

     In Australia, equities were affected by low economic growth, yet benefited from a strengthening Australian dollar. As a result, the market produced modest returns in 1996 and is expected to do better during the coming year. Closer to home, the Canadian equity market accelerated, responding to a series of interest rate cuts which were instituted to stimulate the economy and respond to lower rates in the U.S.

     Looking ahead, modest inflation, lower corporate earnings and much smaller gains in stock prices are predicted for 1997. A slower growth in profits, combined with disappointing corporate earnings, have typically deflated not just the stock of the reporting company, but that of companies in the same industry. In the case of a bellwether stock, its disappointing returns can depress the market as a whole. These predictions could combine to increase volatility in the market this year, as investors continue to worry about valuation levels and the economy.

                           [TIME LINE APPEARS HERE]

Stock market plunges 7% in response to investor fears that a strong economy might lead to higher interest rates.

[GRAPHIC APPEARS HERE]

Market rebounds as it becomes apparent President Clinton will win the upcoming election, with few changes in the House and Senate.

[GRAPHIC APPEARS HERE]

The Dow Jones Industrial Average climbs to a record-breaking 6547.

[GRAPHIC APPEARS HERE]

The Dow gained 28% in 1996, fueled by blue-chip and large-cap performance. The best-performing sectors were energy, banks and technology.

[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------
                         Select Aggressive Growth Fund
--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISER:
Nicholas-Applegate Capital Management

ABOUT THE FUND:
Invests in companies whose potential for rapidly growing earnings is not fully reflected in their stock price.

PORTFOLIO COMPOSITION:
As of December 31, 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Durable Goods 22.39%
Technology 12.38%
Finance 10.46%
Energy 9.64%
Consumer Products 8.94%
Electronics 8.68%
Retail 6.20%
Chemicals and Drugs 5.53%
Health Services 4.60%
Cash Equivalents 2.95%
Other 8.23%

The Select Aggressive Growth Fund is a portfolio of the Allmerica Investment Trust.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lipper Capital Appreciation Fund Average is a non-weighted index of 193 capital appreciation mutual funds. The Russell 2500 and 2000 Indices are unmanaged composites of 2,500 and 2,000 small capitalization stocks. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

     For the one-year period ending Dec-ember 31, 1996, the Select Aggressive Growth Fund posted a return of 18.55%, only narrowly underperforming its benchmark--the Russell 2500 Index.

     In general, returns for smaller capitalization stocks were mixed in 1996. For the first half of the year, small company stocks with high growth rates were among the equity market's best performers, benefiting from stronger-than-expected economic growth. However, during the second half of the year, small caps stumbled. Earnings disappointments, coupled with a much anticipated market correction in July, increased volatility and renewed inflationary fears. As a result, investors sought a greater degree of safety and liquidity from large-cap stocks. This "flight to liquidity" left both small- and mid-cap stocks behind in the fourth quarter.

     Despite this shift in market sentiment, the Fund produced respectable overall returns for the year. Specifically, sound stock selections within the retail trade, technology and energy sectors significantly enhanced the Fund's performance. Among the Fund's top- performing holdings were:

 . Ross Stores, Inc. which operates a discounted-price, brand-name apparel chain;

 . McAffe Associates, Inc., a designer of computer software; and

 . Reading & Bates Corp., a worldwide provider of off-shore drilling services.

     Because of the considerable appreciation in the price of many large-cap stocks, the most attractive relative values today appear to be in small- and mid-cap stocks. Management also believes that other factors are converging to create an appealing environment for smaller cap growth investors, including lackluster profit growth for large companies, favorable interest rates, and continued cash flows into mutual funds.

     As the Fund's management looks forward to 1997, its outlook for small-cap technology stocks is particularly bright. Less than 10% of these companies have had major earnings estimate decreases over the past month. In fact, the average estimate change has been positive. Management, therefore, believes that this group has the potential to surprise investors on the upside during the coming year.

                   Growth of a $10,000 Investment since 1992

                           [LINE GRAPH APPEARS HERE]

                                                      8/92        12/96
Selective Aggressive Growth Fund                   $ 10,000     $ 21,944
Russell 2000 Index                                 $ 10,000     $ 20,457
Russell 2500 Index                                 $ 10,000     $ 20,886
Lipper Capital Appreciation Fund Average           $ 10,000     $ 19,119

                         Average Annual Total Returns

Years ended December 31, 1996                 1 year     5 year     Life of Fund
--------------------------------------------------------------------------------
Select Aggressive Growth Fund                 18.55%      N/A          19.77%
Russell 2000 Index                            16.49%     15.65%        18.07%
Russell 2500 Index                            19.03%     16.00%        18.53%
Lipper Capital Appreciation Fund Average      16.31%     13.02%        15.90%

--------------------------------------------------------------------------------
                       Select Capital Appreciation Fund
--------------------------------------------------------------------------------

    For the year ended December 31, 1996, the Select Capital Appreciation Fund returned 8.80%, well below the Russell 2500 Index return of 19.03%.

    Although the Fund turned in impressive results at the mid-year point, its disappointing year-end results stemmed from two late developments: the general market's move to large capitalization stocks and disappointing returns from several top holdings.

    In general, small- to mid-cap stocks, where the Fund's holdings are concentrated, lagged their larger counterparts, especially after July's market decline. After this slide, investors sought safety and tended to flock toward larger, highly liquid, well-established stocks because of their perceived earnings predictability.

    Pricing pressure also depressed returns, particularly as it affected several of the Fund's leading positions. For example, HFS, a hotel franchiser, was off from its recent peaks as the market grew concerned about the general pace of its acquisitions.

    Another top holding, Fastenal, literally a nuts and bolts manufacturer, experienced pricing pressure after missing earnings estimates. Fortunately, this stock has rebounded from its lows and remains a top performer. Paging Network, another one of the Fund's major holdings, generated disappointing results throughout most of the year. However, management is optimistic about the stock's potential, given the company's plans to roll out a new portable voice messaging system.

    On the positive side, the Fund had a number of very strong performers. Among them were Rentokil (a pest control and offices services company), J.D. Wetherspoon (a pub operator), and PizzaExpress - all British-based companies which offer significant advantages over competitors in their respective industries.

    In looking ahead, Janus remains positive about the earnings potential for the Fund's current holdings. They will continue to seek low-risk companies with dominant market positions, specifically those that are under followed by the market and believed to offer exceptional pros-pects for growth.

                           [LINE GRAPH APPEARS HERE]

                   Growth of a $10,000 Investment since 1995

                                               4/95      12/96
                                             -------    -------
Select Capital Appreciation Fund             $10,000    $15,184
S&P 500(R)Index                               10,000     14,974
S&P Mid Cap 400(R)Index                       10,000     14,111
Russell 2000 Index                            10,000     13,993
Russell 2500 Index                            10,000     14,343
Lipper Capital Appreciation Fund Average      10,000     14,272

                         Average Annual Total Returns

Years ended December 31, 1996                 1 year     5 year     Life of Fund
Select Capital Appreciation Fund               8.80%       N/A         28.34%
S&P 500(R)Index                               22.96%     15.22%        27.39%
S&P Mid Cap 400(R)Index                       19.20%     13.92%        23.12%
Russell 2000 Index                            16.49%     15.65%        22.33%
Russell 2500 Index                            19.03%     16.00%        24.16%
Lipper Capital Appreciation Fund Average      16.31%     13.02%        23.32%

INVESTMENT SUB-ADVISER:
Janus Capital Corporation

ABOUT THE FUND:
The Fund seeks to construct a concentrated portfolio of rapidly growing reasonably valued stocks.

PORTFOLIO COMPOSITION:
As of December 31, 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Retail 20.95%
Business Services 12.17%
Food Services 4.64%
Finance 8.95%
Health Services 4.43%
Communications 5.95%
Consumer Services 5.89%
Building & Construction 3.82%
Cash Equivalents and U.S. Government and Agency Obligations 14.76%
Other 18.44%

The Select Capital Appreciation Fund is a portfolio of the Allmerica Investment Trust.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks.The S&P Mid Cap 400(R) Index is an unmanaged index consisting of 400 domestic stocks chosen for market size, liquidity and industry group representation. S&P 500(R) Index and the S&P Mid Cap 400(R) Index are registered trademarks of the Standard & Poor's Corporation.

The Russell 2500 and 2000 Indices are unmanaged composites of 2,500 and 2,000 small capitalization stocks. The Lipper Capital Appreciation Fund Average is a non-weighted index of 193 funds within the capital appreciation investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                             Small Cap Value Fund
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:
David L. Babson & Co. Inc.*

ABOUT THE FUND:
Invests in attractively valued small companies believed to have above-average potential for capital appreciation.

PORTFOLIO COMPOSITION:
As of December 31, 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Durable Goods 24.55%
Consumer Products 16.54%
Finance 7.71%
Retail 7.44%
Energy 8.43%
Metals Mining 3.94%
Building & Construction 3.78%
Cash Equivalents 9.32%
Other 18.29%

The Small Cap Value Fund is a portfolio of the Allmerica Investment Trust.

*As of January 1, 1997 CRM Advisors, LLC, an affiliate of Cramer Rosenthal McGlynn, Inc., assumed sub-advisory responsibilities of the Small Cap Value Fund.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2000 Index is an unmanaged composite of 2,000 small capitalization stocks. The Lipper Small Company Growth Fund Average is a non-weighted index of 393 small company growth funds. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.


For 1996, the Small Cap Value Fund delivered an outstanding total return of 28.53%, significantly outperforming the Russell 2000 Index of 16.50% as well as the Lipper Small Company Growth Fund Average of 20.16%.

    Sustained economic growth coupled with low inflation provided the foundation for strong stock performance last year. And although the strengthening U.S. economy caught some by surprise, this Fund was well-poised to capitalize on the equity market's growth.

    Overall, the Fund's outperformance relative to the benchmark can be attributed to several key factors, namely favorable industry concentrations as well as successful stock selections and portfolio weightings.

    The Fund was heavily overweighted in two of the strongest performing industries within the small-cap market: energy and consumer discretionary stocks. Just as significantly, the Fund had no holdings in health care or utilities. Not only were these the weakest performing industries for the year, they actually finished the year with negative returns.

    Stock selection also played a key role in the Fund's success. In keeping with its investment objective, the Fund's management sought value-oriented, small-cap stocks which they believed to have above-average potential for capital appreciation.

    Moving into 1997, the economically sensitive stocks in which the Fund is overweighted continue to represent compelling values relative to the rest of the small-cap market.

    Management does not foresee any threats to the sustained economic growth and low inflation, which the economy is currently experiencing. These factors provide an excellent macroeconomic backdrop for positive portfolio performance.

                           [LINE GRAPH APPEARS HERE]

                   Growth of a $10,000 Investment since 1993

                                             4/93       12/96
                                            -------    -------
Small Cap Value Fund                        $10,000    $16,637
Russell 2000 Index                           10,000     17,039
Lipper Small Company Growth Fund Average     10,000     17,805

                         Average Annual Total Returns

Years ended December 31, 1996                 1 year     5 year     Life of Fund
Small Cap Value Fund                          28.53%      N/A          14.86%
Russell 2000 Index                            16.49%     15.65%        15.98%
Lipper Small Company Growth Fund Average      20.16%     15.10%        17.35%

--------------------------------------------------------------------------------
                  T. Rowe Price International Stock Portfolio
--------------------------------------------------------------------------------


    For the one-year period ended December 31, 1996, the T. Rowe Price International Stock Portfolio posted a healthy return of 14.70%, more than doubling the return for its benchmark, the Morgan Stanley EAFE Index.
    The Portfolio's strong performance throughout the year can be attributed equally to strategic country allocations and sound stock selections, both of which outpaced the indices.
    Regarding country allocation, the portfolio remained biased toward the fast-growing economies of the Pacific and Latin America. But the single largest source of value was the Portfolio's limited exposure in Japan, versus the EAFE Index, where the anticipated economic recovery sputtered but never really gained speed.
    Solid returns from the Portfolio's European holdings also contributed to its outperformance of the benchmark. The Portfolio was overweighted in several top-performing European countries, including the Netherlands, France and Norway. Success in these regions more than offset the negative impact of the Portfolio's limited exposure in the United Kingdom, which enjoyed a particularly strong fourth quarter.
    Successful stock selections, especially among the Portfolio's Pacific Rim issues in Malaysia, Hong Kong and Singapore, also added significant value. Even though the Portfolio was underweighted in Japan, its limited stock selections in this area still proved astute. Management avoided Japan's fragile banking sector and focused instead on Japanese manufacturers that export their products overseas, since these companies benefited from the yen's weakness. Specific issues from Latin America and Europe also positively influenced the year's returns.
    In 1997, the Portfolio's management expects that steady growth in the international markets will finally outpace the aging U.S. bull market. If corporate earnings remain strong, management believes a number of equity markets worldwide may experience positive earnings surprises. In general, Rowe Price-Fleming International will continue to target selected investment opportunities in both Europe and Japan as well as in the smaller markets of Asia and Latin America.


                   Growth of a $10,000 Investment since 1994

                           [LINE GRAPH APPEARS HERE]

                                                 3/94             12/96
T. Rowe Price International Stock Portfolio   $10,000           $12,982
Morgan Stanley EAFE Index                      10,000            12,381
Lipper International Fund Average              10,000            11,617



                         Average Annual Total Returns

Years ended December 31, 1996                 1 year     5 year     Life of Fund
--------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio   14.70%      N/A          9.94%
Morgan Stanley EAFE Index                      6.36%      8.49%        7.76%
Lipper International Fund Average             11.75%     10.09%        7.66%


INVESTMENT ADVISER:
Rowe Price-Fleming International, Inc.

ABOUT THE FUND:
The Portfolio seeks long-term growth through a highly diversified portfolio of foreign stocks.

PORTFOLIO COMPOSITION:
As of December 31, 1996, the geographic distribution of net assets was:

[PIE CHART APPEARS HERE]

Japan 20.1%
United Kingdom 16.2%
Netherlands 9.9%
France 8.5%
Hong Kong 4.6%
Switzerland 4.2%
Germany 3.6%
Brazil 3.1%
Malaysia 3.0%
Sweden 2.6%
Other 24.2%

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Fund Average is a non-weighted index of 336 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                       Fidelity VIP* Overseas Portfolio
--------------------------------------------------------------------------------


INVESTMENT ADVISER:
Fidelity Management & Research Company

ABOUT THE FUND:
Seeks long-term capital appreciation, invests primarily in foreign securities whose principal business activities are outside the U.S.

PORTFOLIO COMPOSITION:
As of November 30, 1996, the geographic allocation of net assets was:

[PIE CHART APPEARS HERE]


Japan 23.2%
UK 12.2%
France 9.9%
Germany 6.6%
Sweden 6.1%
Netherlands 5.4%
Spain 3.4%
Switzerland 2.9%
Canada 2.6%
Italy 2.4%
Other 25.3%


Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Fund Average is a non-weighted index of 336 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.


    The Fidelity VIP* Overseas Portfolio returned 13.15% during 1996, outpacing the Morgan Stanley EAFE Index of 6.36%.

    This superior performance can largely be attributed to the Portfolio's year-long underweighting in Japan. Because an improving economic picture was expected together with an increasing trend toward maximizing shareholder value, the Portfolio's management viewed Japan favorably at the beginning of 1996. However, Japanese markets suffered as concerns mounted about rising real estate values, a slower-growing economy and the financial state of various banks. Given this general economic picture, the Portfolio's management focused its Japanese holdings on export companies which would benefit the most from a weakening yen and an improving Japanese economy. This proved beneficial as companies like Toyota and Honda performed well, particularly in the latter half of the year.

    The Portfolio's European holdings generally performed well throughout the year as economic recovery in the region boosted markets overall. The Portfolio benefited from its exposure to Swiss pharmaceuticals, good stock selection in both Germany and France and its strong-performing financial services companies in Scandinavia. However, it lost some ground because it was underweighted in the United Kingdom when the currency there strengthened. The Portfolio also saw favorable results from its limited exposure in the emerging markets of Southeast Asia and Brazil.

    For 1997, the Portfolio's management continues to focus on those companies that can maximize shareholder value and seemed poised to benefit from both a local economic recovery and a strong U.S. dollar in the Japanese and European markets. The Portfolio's management also views energy favorably - as the dynamics of supply and demand seem to be attractive in that sector as well.


                   Growth of a $10,000 Investment since 1987

                           [LINE GRAPH APPEARS HERE]

                                          1/87           12/96
Fidelity VIP* Overseas Portfolio       $10,000         $21,253
Morgan Stanley EAFE Index               10,000          24,504
Lipper International Fund Average       10,000          24,319


                         Average Annual Total Returns

Years ended December 31, 1996                 1 year     5 year     Life of Fund
--------------------------------------------------------------------------------
Fidelity VIP* Overseas Portfolio              13.15%      9.15%         7.88%
Morgan Stanley EAFE Index                      6.36%      8.49%        13.73%
Lipper International Fund Average             11.75%     10.09%        13.91%

*VIP refers to Variable Insurance Products Fund.

--------------------------------------------------------------------------------
                       Select International Equity Fund
--------------------------------------------------------------------------------


    For 1996, the Select International Equity Fund delivered an impressive return of 21.94%, significantly outperforming the Morgan Stanley EAFE Index return of 6.36 %.

    The Fund's outstanding performance can be attributed to the success of several key portfolio themes as well as to individual stock selections within those themes. For the year, the "positive banking environment" proved to be the best-performing theme, as strong corporate cashflows increased dividend yields and funded further acquisitions. In particular, Spain's Banco De Santander, which announced its acquisition of a Latin American bank, added significant value.

    Other contributors to the Fund's strong performance were within the "telecommunications" theme. The shining star here was STET, as it announced plans to merge into Telecom Italia and to sell SEAT, the Italian yellow pages.

    The "restructuring opportunities" theme also uncovered impressive opportunities. One such find was Royal Dutch Petroleum, which announced a joint venture with Texaco covering their respective U.S. refining operations. Given the increased market share and cost-savings this venture promises, these holdings should continue to deliver solid returns.

    The "leisure activities" theme contributed to the Fund's overall performance. For example, Ladbrooke Group continued to deliver strong returns, following its acquisition of Hilton's international operations.

    From a geographic perspective, equities based in Australia produced only modest returns as they suffered from low growth in the economy but benefitted from a strengthening Australian dollar. Even more disappointing were the Fund's holdings in Indonesia and Thailand, both victims of some political difficulties.

    In looking ahead, the Fund's management will continue a fully invested posture, concentrating its holdings in the United Kingdom, the core continental European markets and the Pacific Basin, except Japan.

                   Growth of a $10,000 Investment since 1994

                           [LINE GRAPH APPEARS HERE]

                                          05/94          12/96
Select International Equity Fund        $10,000        $14,078
Morgan Stanley EAFE Index                10,000         11,782
Lipper International Fund Average        10,000         12,108

                         Average Annual Total Returns

Years ended December 31, 1996                 1 year     5 year     Life of Fund
--------------------------------------------------------------------------------
Select International Equity Fund              21.94%      N/A          13.68%
Morgan Stanley EAFE Index                      6.36%      8.49%         6.34%
Lipper International Fund Average             11.75%     10.09%         6.75%


INVESTMENT SUB-ADVISER:
Bank of Ireland Asset Management

ABOUT THE FUND:
Seeks maximum long-term total return by investing in established non-US companies based on fundamental value and strong opportunities for growth.

PORTFOLIO COMPOSITION:
As of December 31, 1996, the geographic distribution of net assets was:

[PIE CHART APPEARS HERE]

United Kingdom 30.90%
Switzerland 8.55%
Australia 7.23%
Netherlands 10.51%
Singapore 7.25%
Malaysia 4.58%
Germany 5.58%
Indonesia 4.37%
Cash Equivalents 4.45%
Other 16.58%


The Select International Equity Fund is a portfolio of the Allmerica Investment Trust.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Fund Average is a non-weighted index of 336 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                     Delaware International Equity Series
--------------------------------------------------------------------------------

INVESTMENT ADVISER:

Delaware International Advisers Ltd.

ABOUT THE FUND:

A value-oriented equity portfolio which seeks capital appreciation and income by investing in companies domiciled outside the United States.

PORTFOLIO COMPOSITION:

As of December 31, 1996, the geographic allocation of net assets was:



[PIE CHART APPEARS HERE]

          United Kingdom              26.18%
          Japan                       12.35%
          Australia                   10.80%
          France                       7.53%
          Germany                      6.67%
          Netherlands                  6.36%
          Spain                        6.39%
          New Zealand                  3.45%
          Hong Kong                    2.87%
          Singapore/Malaysia           3.98%
          Belgium                      2.74%
          Cash                         5.80%
          Other                        4.88%

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Fund Average is a non-weighted index of 336 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

     With a total return of 20.03% for 1996, the Delaware International Equity Series' performance more than tripled the Morgan Stanley EAFE Index return of 6.36%.

     One of the key reasons the Series so dramatically outperformed its benchmark was its underweighted position in Japan relative to the EAFE Index. Still grappling with the effects of its early 1990s recession, Japan's economy did not rebound as expected in 1996.

     Prudent stock selection and favorable currency exposure also served the Series well in 1996. In choosing stocks around the world, the Series' management favored banking, industrial, utility and natural resource companies that met the Series' dividend-oriented investment guidelines.

     Overall, more than half of the portfolio was invested in Western Europe, a region the Series' management believes offers superior value. During 1996, holdings were also added in France and Spain, where government reform and interest rate cuts show promise of fostering economic growth. Also contributing to the Series' strong performance was its above-average concentration of stocks in companies based in the United Kingdom, Australia and New Zealand--all of which use dollar-based currencies.

     To protect the dollar value of its holdings, the Series also purchased currency contracts in several countries, including Japan and Germany. So when the U.S. dollar rose in value against the yen and deutsche-mark, the increase in the value of these contracts more than offset the loss of value in converting those Japanese or German stock holdings back into dollars.

     In looking ahead, the Series' management will continue to select stocks by evaluating both the company's long-term capital appreciation and income potential as well as the country's currency fluctuations, economy, and political situation.

                   Growth of a $10,000 Investment since 1992

                           [LINE GRAPH APPEARS HERE]

                                        10/92       12/96
Delaware International Equity Series  $10,000     $16,258
Morgan Stanley EAFE Index             $10,000     $17,301
Lipper International Fund Average     $10,000     $15,083

                         Average Annual Total Returns

Years ended December 31, 1996                 1 year     5 year     Life of Fund
--------------------------------------------------------------------------------
Delaware International Equity Series          20.03%      N/A          12.45%
Morgan Stanley EAFE Index                      6.36%      8.49%        13.73%
Lipper International Fund Average             11.75%     10.09%        13.91%

--------------------------------------------------------------------------------
                        Fidelity VIP* Growth Portfolio
--------------------------------------------------------------------------------

     For the year ended December 31, 1996, the Fidelity VIP* Growth Portfolio returned 14.71%, trailing both the S&P 500 Index of 22.96% and the Lipper Capital Appreciation Fund Average of 16.31%.

     Concern over slowing corporate earnings growth led to a relatively high cash position, averaging 15% throughout 1996, more than double that of the average U.S. equity fund level of approximately 6%. In an environment of advancing equity prices, this high cash position negatively impacted results as the Portfolio was not positioned to fully participate in market gains.

     On the positive side, the Portfolio benefited from its position in technology stocks. Sector positioning was concentrated in computer service, systems, networking and semiconductor stocks--due to perceived strength in earnings growth. Strong stock selection in the health care sector, i.e. drug stocks, added value as investors anticipated potentially strong future earnings from promising products. The Portfolio's media and leisure stocks, mostly gaming companies, spurred results in the first half of the year, as strong consumer spending boosted earnings. This same position, however, hurt performance during the second half of 1996, as consumer spending slowed and investors feared too many casinos were being opened.

     Throughout 1996, a significant position in retail and wholesale stocks produced mixed results for the Portfolio. For the first half of the year, healthy consumer spending and benefits from cost-cutting produced above-average returns for this sector. Unfortunately, a slowdown in consumer activity produced below-market returns for the entire year.

     Entering 1997, the Portfolio's management increased its commitment to finance and energy stocks, believing earnings prospects for these sectors are improving. The Portfolio remains overweighted in technology, media and leisure stocks, forecasting potentially strong earnings growth. However, concerns over weak holiday sales prompted management to reduce the Portfolio's position in retail stocks. Management will continue to search for quality companies with solid earnings growth prospects.

--------------------------------------------------------------------------------
                   Growth of a $10,000 Investment Since 1986
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                            12/86        12/96
Fidelity VIP* Growth Portfolio            $10,000      $40,998
S&P 500* Index                            $10,000      $41,492
Lipper Capital Appreciation Fund Average  $10,000      $35,362

                         Average Annual Total Returns

Years ended December 31, 1996                      1 year     5 year     10 year
--------------------------------------------------------------------------------
Fidelity VIP* Growth Portfolio                     14.71%     15.16%     15.15%
S&P 500(R)Index                                    22.96%     15.22%     15.29%
Lipper Capital Appreciation Fund Average           16.31%     13.02%     12.48%

*VIP refers to Variable Insurance Products Fund.

INVESTMENT ADVISER:

Fidelity Management & Research Company

ABOUT THE FUND:

The Portfolio seeks long-term capital appreciation by investing principally in common stocks with above-average growth prospects.

PORTFOLIO COMPOSITION:

As of November 30 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

          Technology                           26.83%
          Health Care                          10.18%
          Retail and Wholesale                  9.56%
          Utilities                             4.98%
          Media & Leisure                       6.65%
          Durables                              4.12%
          Finance                               7.37%
          Energy                                5.20%
          Industrial Machinery and Equipment    3.92%
          Non-Durables                          3.26%
          Other                                17.93%


Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Capital Appreciation Fund Average is a non-weighted index of 193 capital appreciation mutual funds. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                              Select Growth Fund
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:

Putnam Investment Management, Inc.*

ABOUT THE FUND:

Seeks long-term growth of capital by investing in stocks of companies believed to have significant potential for capital appreciation.

PORTFOLIO COMPOSITION:

As of December 31, 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

          Chemicals and Drugs              15.74%
          Technology                       12.04%
          Retail                            7.70%
          Durable Goods                     9.30%
          Finance                          13.48%
          Health Services                   6.90%
          Consumer Products                 7.62%
          Energy                            7.08%
          Aerospace-Aircraft                4.70%
          Cash Equivalents                  8.27%
          Other                             7.17%

The Select Growth Fund is a portfolio of the Allmerica Investment Trust.

*As of July 1, 1996, Putnam Investment Management, Inc. assumed sub-advisory responsibilities for the Select Growth Fund.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Growth Fund Average is a non-weighted index of 677 funds within the growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

     For the year ended December 31, 1996, the Select Growth Fund returned 22.02%, nearly mirroring the S&P 500(R) Index return of 22.96% and outpacing the 19.22% return of the Lipper Growth Fund Average.

     In the first half of the year, success in targeting the right sectors--as well as the right stocks within those sectors--was largely responsible for the Fund's success. It was strategically underweighted in several underperforming sectors, including the telephone services and utilities industries.

     In the second quarter, the Fund's management increased the portfolio's exposure to energy stocks. The move was based on a belief that this particular sector was attractively valued as it entered its seasonally strongest performance period.

     In the second half of the year, overweighted positions in retail and energy detracted from results, particularly in the third quarter. In the fourth quarter, the Fund limited its exposure in the finance and energy sectors, which detracted from relative performance as these were two strong-performing industries. Year-end profit-taking also impacted some of the Fund's leading stocks.

     On the brighter side, the Fund's allocation in technology added significant value to the portfolio. Bolstered by its strong stock selection, including holdings in Intel and Microsoft, the Fund now remains overweighted in software, networking and systems outsourcing segments. Stock selection also played a major role in other market sectors. Specifically, individual financial services and health care holdings, such as Merck & Co., boosted overall returns.

     While the Fund's management continues to be optimistic about the equity market in general, they expect slow to moderate economic growth combined with low inflation in 1997. If, however, a softer economy develops, large-cap growth companies could benefit from the resulting profit growth and increased earnings disappointments.

     In looking ahead, the Fund's management is bullish on growth companies that show strong potential for increasing profits and revenues.


                   Growth of a $10,000 Investment since 1992

                           [LINE GRAPH APPEARS HERE]

                                   8/92     12/96
Select Growth Fund              $10,000   $16,799
S&P 500* Index                  $10,000   $20,051
Lipper Growth Fund Average      $10,000   $18,520

                         Average Annual Total Returns

Years ended December 31, 1996                 1 year     5 year     Life of Fund
--------------------------------------------------------------------------------
Select Growth Fund                            22.02%      N/A          12.65%
S&P 500(R) Index                              22.96%     15.22%        17.39%
Lipper Growth Fund Average                    19.22%     13.03%        15.64%

-------------------------------------------------------------------------------
                                  Growth Fund
-------------------------------------------------------------------------------

     After matching its benchmark at mid-year, the Growth Fund finished 1996 with a 20.19% total return, falling slightly short of the S&P 500's 22.96% return.

     The Fund's underperformance relative to its benchmark can be attributed to two factors. First, the portfolio remained underweighted in the technology sector - one of 1996's strongest performing economic sectors. Secondly, even the Fund's specific selections within this sector restrained returns. Not owning such stellar performers as IBM and Compaq for the entire year, both of which outperformed the market, detracted from overall performance.

     This shortfall, however, was largely confined to the third quarter. Beginning in the fourth quarter, the Fund's management reorganized its core equity management process. Following this reorganization, the Fund exceeded the S&P 500's strong fourth quarter results, largely due to holdings in tobacco, transportation and aerospace stocks.

     Recent changes in individual stock holdings are also noteworthy. In the tobacco area, the Fund's management took advantage of recent share price drops to add to its positions in RJR Nabisco and Philip Morris. While litigation is a continuing risk for these companies, management believes these regulatory concerns are already reflected in current stock prices.

     The Fund's management also added new positions in Wells Fargo and Mellon Bank - two bank holding companies it believes are well positioned to thrive in the evolving financial services industry. A new position in the machinery industry, Ingersoll-Rand, has also been added. To fund these acquisitions, the management eliminated positions which had appreciated significantly and were no longer as attractive as other candidates, e.g. specifically Johnson & Johnson and Warner Lambert.

     In looking ahead, the Fund's management believes that the forces which have propelled recent record stock market performances, namely massive cash flows into mutual funds and the large amount of merger and acquisition activity, will not last forever. Given the management's contrarian approach to investing, it is turning toward more economically sensitive holdings, such as financial services, technology and consumer service stocks - especially those trading at low valuations compared to the market.

                           [LINE GRAPH APPEARS HERE]

                   Growth of a $10,000 Investment since 1986

                                            12/86      12/96
Growth Fund                                $10,000     $39,714
S&P 500(R) Index                           $10,000     $41,492
Lipper Growth Fund Average                 $10,000     $37,592

                         Average Annual Total Returns

Years ended December 31, 1996               1 year     5 year     10 years
Growth Fund                                 20.19%     12.80%      14.79%
S&P 500(R) Index                            22.96%     15.22%      15.29%
Lipper Growth Fund Average                  19.22%     13.03%      13.47%

INVESTMENT SUB-ADVISER:
Miller, Anderson & Sherrerd, LLP

ABOUT THE FUND:
Seeks long-term growth of capital by investing in stocks that are believed to represent significant underlying value.

PORTFOLIO COMPOSITION:
As of December 31, 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Durable Goods  20.17%
Finance  15.99%
Chemicals and Drugs  9.61%
Consumer Staples  6.40%
Energy  6.82%
Technology  7.29%
Consumer Products  10.09%
Utilities  3.75%
Cash Equivalents  2.67.%
Other  17.21%

The Growth Fund is a portfolio of the Allmerica Investment Trust.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Growth Fund Average is a non-weighted index of 677 funds within the growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                               Equity Index Fund
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:
Allmerica Asset Management, Inc.

ABOUT THE FUND:
Aims to replicate the returns of the S&P 500(R) Index.

PORTFOLIO COMPOSITION:
As of December 31, 1996, the sector allocation of net assets was:


[PIE CHART APPEARS HERE]

          Durable Goods                               16.77%
          Finance                                     14.93%
          Chemicals and Drugs                         12.47%
          Consumer Products                           10.77%
          Energy                                       9.40%
          Technology                                   8.01%
          Utilities                                    7.90%
          Consumer Staples                             6.68%
          Cash Equivalents & U.S. Treasury Bills       1.69%
          Other                                       11.38%

The Equity Index Fund is a portfolio of the Allmerica Investment Trust.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper S&P 500(R) Index Fund Average is a non-weighted index of 60 funds within the S&P 500(R) Index investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

     For the year ended December 31, 1996, the Equity Index Fund delivered a 22.30% total return. As is its objective, the Fund closely tracked the S&P 500(R) Index return of 22.96%.

     Strong company fundamentals and corporate profits propelled the stock market upward throughout the year. In fact, stocks of companies of all sizes delivered solid returns, although blue chip stocks outpaced small-capitalization stocks by more than 10%.

     Several reasons account for this tremendous growth. The demand for equities continued, driven by corporate share repurchase programs and huge cash flows into equity mutual funds. The buoyant stock market encouraged another swell of Initial Public Offerings and propelled the U.S. merger and acquisition activity to another record level.

     Little seemed to rattle this year's stock market. Even a 7% plunge during July, attributed to corporate earnings disappointments and fears of higher interest rates, was reversed within months. By October, the Dow Jones Industrial Average had reached the 6000 mark, setting off a string of new records. In November, it reached 6547, its high for the year.

     While the equity market's 1996 returns lagged those of 1995, it still performed well beyond most analysts' initial forecasts. Overall, demand remained steady, even though individual stocks and industries went in and out of favor as investors struggled to predict which way interest rates would move--and consequently which market segments would benefit from that shift.

     Both the S&P 500 and the Dow were led by significant gains in Woolworth, IBM and Coca-Cola. Intel provided the largest return in the S&P 500 with a 130% return for the year. Also participating in these gains were the footwear, oil drilling and securities brokers sectors.

     For 1997, double digit returns for equities are still possible but few investors expect returns similar to those of the last two years. It's also likely that increased volatility will permeate the market this year as investors continue to worry about valuation levels and the health of the economy.


                   Growth of a $10,000 Investment since 1990

                           [LINE GRAPH APPEARS HERE]

                                           8/90      12/96
Equity Index Fund                       $10,000    $27,809
S&P 500* Index                          $10,000    $28,866
Lipper S&P 500* Index Fund Average      $10,000    $28,033

                         Average Annual Total Returns

Years ended December 31, 1996                 1 year     5 year     Life of Fund
--------------------------------------------------------------------------------
Equity Index Fund                             22.30%     14.61%        17.76%
S&P 500(R) Index                              22.96%     15.22%        18.46%
Lipper S&P 500(R) Index Fund Average          22.44%     14.77%        18.00%

--------------------------------------------------------------------------------
                     Fidelity VIP* Equity-Income Portfolio
--------------------------------------------------------------------------------

     For 1996, the Fidelity VIP* Equity-Income Portfolio generated a total return of 14.28%, versus 22.96% for the S&P 500 and 18.88% for the Lipper Equity Income Fund Average.

     The Portfolio emphasized the finance sector throughout the year, which outperformed the S&P 500 for 1996. Within this sector, the Portfolio's management concentrated on companies with large, fee-based revenue streams and companies involved in cost-cutting and restructuring. Holdings ranged from non-interest sensitive financials such as American Express and insurance companies like Aetna to money center banks like Chase Manhattan.

     The energy sector was another area of emphasis for the Portfolio during 1996. Management held a significant position in British Petroleum throughout the year and added to its position in Royal Dutch Petroleum as the year progressed. Because each of these stocks outperformed the S&P 500 for the year, the Portfolio benefited from an emphasis on this group.

     Certain technology issues also aided the Portfolio's performance, especially IBM. Given the Portfolio's objective, it is not surprising that it had a limited exposure to the technology sector. But since this area turned out to be one of the best-performing groups of the year, the limited position restrained performance.

     Three other sector weightings also adversely affected performance. The Portfolio's media and leisure stocks did not perform as expected, especially Viacom Class B shares which was one of the Portfolio's larger holdings throughout much of the year. Retail holdings also underperformed as a group and the basic industry sector turned in disappointing results.

     As of January 1997, the Portfolio will have a new manager. The new manager is a veteran in the equity-income discipline and has built an excellent track record. The Portfolio is likely to take on more of a value-oriented approach to stock selection--looking for stocks that are out of favor and buying them when the manager believes the stocks are attractively priced. In addition, stocks offering above-market yields will be an important part of this new criteria of stock selection.

                   Growth of a $10,000 Investment since 1986

                           [LINE GRAPH APPEARS HERE]

                                                12/86         12/96
                                                -----         -----
Fidelity VIP* Equity-Income Portfolio          $10,000       $36,228
S&P 500(R) Index                                10,000        41,492
Lipper Equity Income Fund Average               10,000        31,537

                         Average Annual Total Returns

Years ended December 31, 1996                      1 year     5 year     10 year
--------------------------------------------------------------------------------
Fidelity VIP* Equity-Income Portfolio              14.28%     17.98%     13.74%
S&P 500(R) Index                                   22.96%     15.22%     15.29%
Lipper Equity Income Fund Average                  18.88%     13.56%     11.63%

*VIP refers to Variable Insurance Products Fund.

INVESTMENT ADVISER:

Fidelity Management & Research Company

ABOUT THE FUND:

Seeks reasonable income by investing primarily in income-producing equity securities.

PORTFOLIO COMPOSITION:

As of November 30, 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Industrial Machinery & Equipment         4.76%
Finance                                 18.36%
Health Care                             13.89%
Media & Leisure                          4.98%
Retail & Wholesale                       5.51%
Non-Durables                             8.01%
Basic Industries                         3.42%
Energy                                  14.09%
Technology                               7.73%
Aerospace or Defense                     4.38%
Other                                   14.87%

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Equity Income Fund Average is a non-weighted average of 164 funds seeking high current income and growth of income by investing more than 60% of its portfolio in equities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                         Select Growth and Income Fund
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:

John A. Levin & Co., Inc.

ABOUT THE FUND:

Seeks a combination of long-term growth of capital and current income by investing primarily in dividend-paying stocks and convertible securities.

PORTFOLIO COMPOSITION:

As of December 31, 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Finance                           11.17%
Durable Goods                     12.71%
Aerospace-Aircraft                 6.20%
Technology                         7.33%
Energy                             7.31%
Printing and Publishing            6.29%
Chemicals and Drugs               11.33%
Consumer Products                  9.64%
Cash Equivalents                   4.75%
Other                             23.27%

The Select Growth and Income Fund is a portfolio of the Allmerica Investment Trust.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Growth & Income Fund Average is a non-weighted index of 527 funds within the growth and income investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

     For the year ended December 31, 1996, the Select Growth and Income Fund posted a solid net total return of 21.26%, slightly underperforming its benchmark, the S&P 500(R) return of 22.96%.

     Throughout the year, many of the Fund's holdings benefited from the increasing global demand for American goods and services. In particular, its positions in such multinational companies as Tupperware, General Electric, Eastman Kodak and Avon bolstered overall performance.

     Strong earnings from financial services stocks also added to the Fund's value. A combination of favorable interest rates and ongoing consolidations buoyed prices in several key holdings, including Chase Manhattan, Citicorp, American Express and TIG Holdings. While high personal debt adversely affected consumer spending, as demonstrated by lackluster Christmas sales, the Fund benefited by avoiding stocks that are highly dependent on consumer sales.

     Relative to the S&P 500, the Fund remained underweighted in technology issues. This position reflects management's cautious view of the sector's potential in light of its rising stock prices, intensifying competition, and lengthy growth cycle. While this lack of exposure restrained overall performance, fourth quarter results were enhanced by the Fund's position in IBM, whose stock price rose in response to robust mainframe sales, internal reorganizations, and its share repurchase program.

     Also faring well were holdings in several companies such as Aetna, Lockheed Martin, Allegheny Teledyne and Crown Cork & Seal that are aggressively reducing expenses following large mergers. The Fund's management has also identified several companies it believes will benefit from spinning off valuable divisions or divesting underperforming operations. Such finds include W.R. Grace, Baxter, Corning and Westinghouse.

     Management has built a diversified portfolio of stocks emphasizing special factors, and avoiding industry and sector overweighting. This portfolio has strong defensive characteristics which management believes will allow the Fund to progress in a more challenging environment.

                   Growth of a $10,000 Investment since 1992

                           [LINE GRAPH APPEARS HERE]

                                               8/92       12/96
                                               ----       -----
Select Growth and Income Fund                $10,000     $17,550
S&P 500(R) Index                              10,000      20,051
Lipper Growth & Income Fund Average           10,000      18,426

                         Average Annual Total Returns

Years ended December 31, 1996                 1 year     5 year     Life of Fund
--------------------------------------------------------------------------------
Select Growth and Income Fund                 21.26%      N/A          13.78%
S&P 500(R) Index                              22.96%     15.22%        17.39%
Lipper Growth & Income Fund Average           20.77%     13.84%        15.73%

--------------------------------------------------------------------------------
                   Fidelity VIP II* Asset Manager Portfolio
--------------------------------------------------------------------------------

     The Fidelity VIP II* Asset Manager Portfolio delivered a total return of 14.60% for the year ended December 31, 1996, outperforming the Lipper Flexible Fund Average by one percentage point.

     Overweighting the Portfolio in equities proved a sound strategy, as stocks in general significantly outperformed bonds in 1996. The Portfolio began the year with an allocation of approximately 57% in equities, 27% in bonds, and 16% in cash and short-term securities. In comparison, the Portfolio's benchmark or neutral asset allocation mix was 40% stocks, 40% bonds and 20% cash. In the second half of the year, management reallocated some of the Portfolio's assets to bonds and cash when valuations in selected stocks reached record highs and warranted profit taking.

     Domestically, strategic sector and stock selections boosted results - particularly within the finance and technology sectors. Also energizing performance were several non-durable stocks, including Philip Morris and health care stocks, such as Columbia/HCA.

     Internationally, results were mixed. Equity positions within emerging markets helped the Portfolio's performance early in the year, although these positions were substantially reduced from 1995. Investments in developed countries, particularly the United Kingdom and Norway, also boosted performance. But exposure to Japanese markets hurt performance as the economy there continued to contract.

     Several other sectors also limited the Portfolio's returns. The retail sector hurt performance, as holdings in Wal-Mart and Home Depot suffered from lower-than- expected sales results. The underweighting of the Portfolio in energy, a strong-performing sector in 1996, further restrained performance.

     The Portfolio's fixed income holdings benefited from the bond market's rally in the second half of the year, when its mortgage-backed securities performed particularly well.

     Beginning December 1, 1996, the neutral mix of the Portfolio was changed slightly to 50% stocks, 40% bonds and 10% money market instruments. In the future, management will continue to adjust the Portfolio's holdings to reduce volatility.

                   Growth of a $10,000 Investment since 1989

                           [LINE GRAPH APPEARS HERE]

                                                     9/89          12/96
                                                     ----          -----
Fidelity VIP II* Asset Manager Portfolio           $10,000       $22,447
S&P 500(R) Index                                    10,000        26,931
Lipper Flexible Portfolio Fund Average              10,000        21,334

                         Average Annual Total Returns

Years ended December 31, 1996                 1 year     5 year     Life of Fund
--------------------------------------------------------------------------------
Fidelity VIP II* Asset Manager Portfolio      14.60%     11.26%        11.69%
S&P 500(R) Index                              22.96%     15.22%        13.95%
Lipper Flexible Portfolio Fund Average        13.61%     10.82%        10.65%

*VIP II refers to Variable Insurance Products Fund II.

INVESTMENT ADVISER:

Fidelity Management & Research Company

ABOUT THE FUND:

Seeks high long-term return with reduced risk by allocating assets among a broadly diversified mix of stocks, bonds and money market investments.

PORTFOLIO COMPOSITION:

As of November 30, 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Finance                                     10.40%
Consumer Non-Durables                        4.68%
Durables                                     3.16%
Technology                                   8.46%
Retail & Wholesale                           2.79%
Basic Industries                             2.48%
Utilities                                    2.32%
Health Care                                  2.05%
Energy                                       1.87%
Industrial Machinery and Equipment           1.02%
Bonds, Cash and other stocks                60.77%

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Flexible Portfolio Fund Average is a non-weighted index of 190 funds within the flexible portfolio fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Bond &
Money Market
Overview

1992: Government and corporate bonds outperformed the stock market.

1993: U.S. economy gains momentum. Consumer spending and installment debt increase.

1994: Federal Reserve Board raises interest rates six times in an effort to slow down the economy and keep inflation in check, sending bond prices sharply lower.

1995: U.S. bond market enjoys its third best performance in 30 years, thanks to strong total returns from 30-year U.S. Treasuries and corporate issues.

1996: Outlook for Federal Reserve policy affects U.S. bond market. Long-predicted interest rate cuts, which would have fueled this market, never occur.

     After experiencing the euphoria of double-digit returns in 1995, investors entered 1996 with expectations of strong performance. Poised for positive results, investors expected a series of short-term interest rate reductions. Recessionary fears dominated the outlook for the economy and forced the Federal Reserve to lower interest rates by one-fourth of a percentage point early in the first quarter.

     While most market experts predicted further interest rate reductions, those cuts never materialized. In fact, economic data showed the economy was growing at a much faster rate than expected, as evidenced by the February Employment Report which showed a 705,000 increase in jobs.

     From that point on, investors and analysts alike worried which way interest rates would move, leaving the fixed income market extremely vulnerable to sudden shifts. Just as one economic indicator would point toward a reviving economy, another one would show signs of slowing growth.

     By the end of June, several signs of moderating growth seemed to calm investor concerns that the economy was overheated. Prices of most commodities as well as consumer goods remained subdued. The consumer, hampered by existing high debt burdens, showed little inclination to go on a spending spree. And the manufacturing sector, outside of autos, exhibited only modest signs of improvement.

     In the fall, the market settled down as it became apparent President Clinton would be re-elected and the Republicans would control the House and Senate.

     Consequently, the bond market performed well, especially in October and November, as yields on the 30-year Treasury bond fell to about 6.3%. Unfortunately, year-end investor anxiety ultimately limited market gains.

                           [TIME LINE APPEARS HERE]

Investors worry all year about which way interest rates will move, leaving the bond market vulnerable to sudden shifts.

[GRAPHIC APPEARS HERE]

Anticipating a recession, Federal Reserve lowers target rate for Federal Funds by 0.25%

[GRAPHIC APPEARS HERE]

Economic data shows economy growing at a much faster rate than expected, bad news for bond investors.

[GRAPHIC APPEARS HERE]

High yield bonds prove to be highest performing sector of fixed income market.

     Overall, results were varied for different fixed income sectors. The effect of the market's volatility was reflected in 30-year U.S. Treasury yields, as their yield fluctuated from a low of 5.95% in January to a July high of 7.2%. The Lehman Brothers Aggregate Bond Index, an industry benchmark, produced a total return of 3.61% as of December 31, 1996, which was down from 1995's spectacular 18.47% results.

     Investing in corporate bonds in 1996, on the other hand, proved to be a particularly sound strategy, as this segment of the bond market was one of the year's best performers. Strong credit fundamentals, ongoing demand and a moderate level of supply all contributed to its success. Among the top-returning corporate sectors were energy, driven by stabilizing oil prices and airlines, benefiting from the first industry profits since 1979.

     Another truly bright spot in the fixed income securities market was high-yield bonds, which returned approximately 13.5% for the year. Their relatively strong performance can be attributed to two key factors. First, high-yield bonds are less sensitive to changes in interest rates than other types of bonds. Secondly, the strong U.S. economy allayed investors' concerns about credit risk over the near-term. So even though the supply of new high-yield issues increased during the second quarter of 1996, heavy demand sustained prices, because investors sought higher yields.

     In addition, mortgage-backed securities performed admirably for the year. This sector of the fixed income market outperformed comparable Treasuries by nearly one percentage point.

     In the money markets, yields on bank certificates of deposits ended the year just slightly higher than where they began the year. A one-year certificate of deposit, for example, yielded approximately 4.95%--almost 1995's year-end yield. As a result, the total return for Money Market funds closely approximated their end of the year yield. The average seven-day compound yield on a taxable money fund hovered around 4.85% for most of the year, while the yield on tax-free funds fell to 2.98%.

     For 1997, fixed income market analysts predict a sluggish global economy, little inflation and robust employment and consumer confidence levels. These factors seem to indicate that bond yields should remain fairly steady and total returns for bond investors are likely to approximate their current yield.

                           [TIME LINE APPEARS HERE]

Corporate bonds outpace Treasury bonds, driven by improving outlook and strong demand.

[GRAPHIC APPEARS HERE]

Markets rebound as it becomes apparent President Clinton will win upcoming election with few changes in the House and Senate.

[GRAPHIC APPEARS HERE]

Market volatility affects U.S. Treasury bonds, as they fluc-tuate from 5.95% to a July high of 7.2%.

[GRAPHIC APPEARS HERE]

Mortgage-backed securities outperform comparable Treasuries by nearly a percentage point.

[GRAPHIC APPEARS HERE]

Fears persist that Federal Reserve may again raise rates to tighten money supply.

--------------------------------------------------------------------------------
                      Fidelity VIP* High Income Portfolio
--------------------------------------------------------------------------------

INVESTMENT ADVISER:

Fidelity Management & Research Company

ABOUT THE FUND:

Seeks high income and growth of capital by investing primarily in high-yielding, lower-rated, fixed-income securities.

PORTFOLIO COMPOSITION:

As of November 30, 1996, the sector allocation of net assets was:


[PIE CHART APPEARS HERE]

Media                                 14.1%
Communications                        16.7%
Leisure & Lodging                     11.0%
Energy/Oil Gas                         4.9%
Government Securities                  3.6%
Retail Sales/Merchandise               2.9%
Foods                                  3.2%
Finance/Banking                        3.1%
Paper and Related                      2.9%
Other                                 37.6%

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Salomon Brothers High-Yield Index tracks the performance of high yield securities trades in the U.S. Bond Market. The Lipper High Current Yield Fund Average is a non-weighted average of 148 funds that seek high current yield from fixed income securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

     During 1996, the Fidelity VIP* High Income Portfolio returned 14.03%, outperforming the Lipper High Current Yield Fund Average which delivered 13.67%.

     By far, the most positive influence on the Portfolio's performance was its investment in the direct broadcast satellite company, Panamsat. Because Panamsat provides an alternative to traditional wire-based cable services and offers viewers in remote areas the opportunity to receive television programming, it represented strong revenue and earnings growth. Panamsat bonds were further boosted late in the year when the company received a takeover offer from GM Hughes.

     Several other holdings performed exceptionally well. Apparel Retailers Inc. and energy companies, Flores & Rucks and Harcor Energy, enhanced portfolio results as they successfully completed equity offerings and used the proceeds to retire outstanding debt. The Portfolio's Time Warner holdings also appreciated after the FCC approved its merger with Turner Broadcasting. On the other hand, the Portfolio's cash position held back performance as the high yield market continued to rally, fueled by strong inflows from mutual and pension funds. The Portfolio's wireless cable company holdings also declined in value, primarily because transitioning to newer digital technology is taking longer than expected. Investors were also disappointed that the alliances between regional bell companies and the cable companies failed to materialize. Credit deterioration in holdings of Marvel Entertainment and Grand Casinos also hurt results.

     Overall, the high yield sector produced impressive returns this year. Given the strong rally in the high yield bond market, the manager has positioned the portfolio defensively for 1997. Over 11% of the Portfolio's assets are currently in cash and nearly 4% are invested in government/ agency bonds. The Portfolio's management plans to remain focused on shorter maturity securities, concentrating on companies with improving balance sheets. It will also continue to look for opportunities in telecommunication and cable companies as well as hotel and gaming.

                   Growth of a $10,000 Investment since 1986

                           [LINE GRAPH APPEARS HERE]

                                                  12/86           12/96
                                                  -----           -----
Fidelity VIP* High Income Portfolio              $10,000         $28,610
Salomon Brothers High-Yield Index                 10,000          29,130
Lipper High Current Yield Fund Average            10,000          25,072

                         Average Annual Total Returns

Years ended December 31, 1996                      1 year     5 year     10 year
--------------------------------------------------------------------------------
Fidelity VIP* High Income Portfolio                14.03%     14.96%     11.12%
Salomon Brothers High-Yield Index                  11.29%     12.72%     11.24%
Lipper High Current Yield Fund Average             13.67%     12.10%      9.38%

*VIP refers to Variable Insurance Products Fund.

--------------------------------------------------------------------------------
                              Select Income Fund
--------------------------------------------------------------------------------

     The Select Income Fund wrapped up 1996 with a total return of 3.32%, slightly underperforming its benchmark, the Lehman Brothers Aggregate Bond Index return of 3.61%.

     A surprisingly strong economy, rising interest rates and inflationary fears all combined to depress this year's bond market as a whole. In this environment, the Select Income Fund benefited from identifying attractive sectors and selecting solid-performing issues--particularly in the areas of mortgage-backed securities and corporate bonds.

     Slightly reducing this advantage was the Fund's management of bond durations. As is characteristic, the Fund's holdings remained concentrated in 3-12 year maturities--slightly longer than its benchmark's position. While longer duration bonds tend to fare better in declining interest rate markets, this position detracted somewhat from overall results as interest rates unexpectedly rose.

     The Fund's management was particularly well rewarded in 1996 for assuming some additional credit risk. While investing only in investment-grade issues, they took advantage of the higher rates earned on lower rated issues within the category. Value came mainly from the industrial and finance sectors--the prime beneficiaries of the current economic recovery.

     In the area of mortgage-backed securities, holdings were concentrated in current coupon GNMA and FNMA securities, both of which enhanced the Fund's returns throughout the year. In selecting specific issues of mortgage-backed securities and corporate bonds, the Fund's management sought the most attractive total return candidates, and successfully avoided any downgrades and defaults.

     Looking ahead, Standish, Ayer & Wood anticipates sustainable, non-inflationary levels of growth. Predicting that the Federal Reserve Board will not rush to adjust rates in either direction, they expect the bond market to trade in a relatively narrow range over the coming year. As a result, the Fund's management believes the most attractive returns will come from the corporate and mortgage categories. Thus it plans to seek attractive yield spreads primarily from non-Treasury purchases, especially in the cyclical sectors.

                   Growth of a $10,000 Investment since 1992

                           [LINE GRAPH APPEARS HERE]

                                               8/92          12/96
                                               ----          -----
Select Income Fund                            $10,000      $13,294
Lehman Brothers Aggregate Bond Index           10,000       13,270
Lipper Intermediate Investment Grade
Fund Average                                   10,000       12,703

                         Average Annual Total Returns


Years ended December 31, 1996                 1 year     5 year     Life of Fund
--------------------------------------------------------------------------------
Select Income Fund                             3.32%      N/A           5.91%
Lehman Brothers Aggregate Bond Index           3.61%     7.03%          6.75%
Lipper Intermediate Investment Grade
Fund Average                                   3.12%     6.51%          5.98%

INVESTMENT SUB-ADVISER:

Standish, Ayer & Wood, Inc.

ABOUT THE FUND:

The Fund seeks above-average income from corporate bonds, mortgages and bonds issued by the U.S. Government.

PORTFOLIO COMPOSITION:

As of December 31, 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

U.S. Government and Agency Obligations         46.09%
Corporate Notes & Bonds                        41.04%
Asset-Backed Securities                         8.11%
Cash Equivalents and Other                      4.76%

The Select Income Fund is a portfolio of the Allmerica Investment Trust.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of average yield U.S. investment grade bonds. Lipper Intermediate Investment Grade Fund Average tracks the performance of 139 funds investing in intermediate-term corporate and government debt securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                         Investment Grade Income Fund
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:
Allmerica Asset Management, Inc.

ABOUT THE FUND:
The Fund's objective is to generate a high level of total return, as is consistent with prudent investment management.

PORTFOLIO COMPOSITION:
As of December 31, 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

U.S. Government & Agency Obligations 44.59%
Corporate Notes & Bonds 34.93%
Asset-Backed Securities 16.40%
Cash Equivalents & Other 4.08%

The Investment Grade Income Fund is a portfolio of the Allmerica Investment
Trust.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of average yield U.S. investment grade bonds. The Lipper Intermediate Investment Grade Fund Average is a non-weighted Index of 139 funds investing in intermediate-term corporate and government securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

     Reflecting the general mood of the 1996 bond market, the Investment Grade Income Fund turned in a 3.56% total return, essentially matching its benchmark, the Lehman Brothers Aggregate Bond Index.

     The Fund's total return was negatively impacted by its sensitivity to interest rate risk, as was the entire bond market. However, the Fund's management was able to stymie further losses by continuing to emphasize certain niches of the fixed income market. Specifically, management favored corporate, mortgage-backed and asset-backed securities, increasing total exposure in these sectors from 64% to 80% throughout the year.

     The decision to overweight the Fund in corporate issues proved to be a particularly sound strategy, as this segment of the bond market was one of 1996's few stellar performers. Among the top-returning corporate sectors were Energy, driven by stabilizing oil prices, and Airlines, benefiting from the first industry profits since 1979. The Fund was heavily invested in both of these sectors.

     The Fund moved from an underweighted to an overweighted position in mortgage-backed securities in the first half of the year. This sector of the market outperformed comparable Treasury securities by nearly one percentage point and careful selection of seasoned discount passthrough securities allowed the Fund to capture some of these incremental returns. The Fund also added to its holdings in asset-backed issues, which served as higher yielding, triple A-rated alternatives to shorter maturity corporate bonds.

     In the fourth quarter, the Fund added a new type of corporate fixed income security to its holdings - the bank trust preferred. These securities combine the tax treatment of debt securities with the accounting treatment of equities. While believing most of these new issues to be fully valued, the management did purchase one bank trust preferred from Zions Bancorp.

     As the Investment Grade Income Fund moves into 1997, the Fund's managers will continue to seek opportunities for high total return while minimizing risk.



                   Growth of a $10,000 Investment Since 1986

                           [LINE GRAPH APPEARS HERE]

                                                        12/86           12/96
                                                        ------          ------
Investment Grade Income Fund                           $10,000         $22,227
Lehman Brothers Aggregate Bond Index                   $10,000         $22,547
Lipper Intermediate Investment Grade Fund Average      $10,000         $20,680


                         AVERAGE ANNUAL TOTAL RETURNS


Years ended December 31, 1996                      1 year     5 year     10 year
--------------------------------------------------------------------------------
Investment Grade Income Fund                       3.56%      7.29%       8.31%
Lehman Brothers Aggregate Bond Index               3.61%      7.03%       8.47%
Lipper Intermediate Investment Grade
Fund Average                                       3.12%      6.51%       7.67%

--------------------------------------------------------------------------------
                             GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

Although 1996 was a challenging year for the bond market, the Government Bond Fund's 3.51% total return essentially matched its peer group, the Lipper Short-Intermediate U.S. Government Fund average, which returned 3.52%. The Fund's gross return of 4.17% beat the Lehman Brothers Intermediate Government Bond Index return of 4.06%.
     In a year when interest rates continually rose and fell, the Fund was much less volatile than the market itself - thanks to its focus on the three- to six-month horizon rather than day-to-day market moves.
     Also accounting for the Fund's relatively strong performance was its successful allocation to three key segments: mortgage-backed securities, asset-backed securities and agency obligations. In each of these segments, careful selection of individual bonds helped offset losses caused by strong volatility in interest rates.
     In the area of mortgage-backed securities, the portfolio consisted of high coupon, seasoned securities which were less sensitive to prepayment activity than the overall market. In addition, the Fund owned 15-year mortgage-backed securities, which were also less prepayment sensitive due to their faster amortization. Management increased the Fund's exposure to these issues throughout the year. In fact, by year end, mortgage-backed securities had climbed from 16% to 26% of the Fund's total holdings.
     While the Fund's allocation in asset-backed securities remained unchanged, an auto loan issue was replaced with a manufactured housing issue. And in the area of government obligations, management sold off its Small Business Association issues during the year, as performance had largely met expectations and their valuations likely had little or no room for improvement.
     The Fund's management will continue to seek opportunities in the same targeted areas of the fixed income market, as the relatively stable interest rate outlook should bode well for these particular debt securities in 1997.

INVESTMENT SUB-ADVISER:
Allmerica Asset Management, Inc.

ABOUT THE FUND:
The Fund's objective is to generate high income for investors while seeking to preserve capital and maintain liquidity.

PORTFOLIO COMPOSITION:
As of December 31, 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

U.S. Government & Agency Obligations 89.76%
Asset-Backed Securities 8.08%
Cash Equivalents and Other 2.16%
The Government Bond Fund is a portfolio of the Allmerica Investment Trust.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of average yield U.S. Intermediate fixed-income bonds. The Lipper Short-Intermediate U.S. Government Fund Average is a non-weighted index of 97 funds investing in short- to intermediate government securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

                   Growth of a $10,000 Investment Since 1991

                           [LINE GRAPH APPEARS HERE]

                                                             08/91       12/96
                                                           -------     -------
Government Bond Fund                                       $10,000     $14,259
Lehman Brothers Intermediate Government Bond Index         $10,000     $14,497
Lipper Short-Intermediate U.S. Government Fund average     $10,000     $13,334

                         AVERAGE ANNUAL TOTAL RETURNS

Years ended December 31, 1996                 1 year     5 year     Life of Fund
--------------------------------------------------------------------------------
Government Bond Fund                          3.51%      5.86%          6.91%
Lehman Brothers Intermediate
Government Bond Index                         4.06%      6.23%          7.11%
Lipper Short-Intermediate
U.S. Government Fund Average                  3.52%      5.42%          6.27%

--------------------------------------------------------------------------------
                               MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:
Allmerica Asset Management, Inc.

ABOUT THE FUND:
Strives to maximize current income for investors with preservation of capital and liquidity.

PORTFOLIO COMPOSITION:
As of December 31, 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Commercial Paper 62.50%
U.S. Government and Agency Obligations 16.33%
Corporate Notes and Bonds 13.41%
Other Short-Term Investments 5.52%
Other 2.24%


The Money Market Fund is a portfolio of the Allmerica Investment Trust.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain its net asset value of $1.00 per share.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

IBC/Donoghue is an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Fund Average is an unmanaged index of 290 funds within the Money Market category.

While short-term interest rates and yields were both lackluster for the year, the Money Market Fund delivered an impressive 5.36% return in 1996, outperforming its benchmark, the IBC/Donoghue First Tier Money Market Index.

     Throughout the year, investors and analysts alike worried which way interest rates would move, leaving the fixed income market extremely vulnerable to sudden shifts. Just as one economic indicator would point toward a reviving economy, another one would show signs of slowing growth. The effect of all this activity on the 30-year U.S. Treasury bond was evident, as its yield fluctuated from a low of 5.95% on January 1 to its July high of 7.19%.

     Despite these fluctuations, short-term interest rates remained relatively stable and the Money Market Fund was able to deliver a surprisingly strong performance relative to its benchmark. Not only was it able to preserve capital and maintain liquidity, it generated attractive current income--largely because it maintained a modestly longer average weighted maturity than the benchmark. As a result, the Fund was rated one of the top-performing First Tier Taxable Funds in IBC/Donoghue's Money Fund Report.

     Against the backdrop of continually fluctuating economic growth, the Fund's management focused on securities which tend to appreciate quickly during a rising interest rate environment. Over the year, its holdings remained concentrated in top-tier commercial paper and government agency discount notes.

     Going forward, the Fund's management expects that inflation will remain in check, under the watchful eye of the Federal Reserve and deterred by the ongoing sluggishness of worldwide economies. Therefore, management plans to maintain a longer average weighted maturity than its index, believing that this strategy will help maximize income while minimizing risk.

                   Growth of a $10,000 Investment Since 1986

                           [LINE GRAPH APPEARS HERE]

                                                  12/86       12/96
Money Market Fund                               $10,000     $18,475
IBC/Donoghue First Tier Money Market Index      $10,000     $17,147
Lipper Money Market Fund Average                $10,000     $17,113

                         AVERAGE ANNUAL TOTAL RETURNS

Years ended December 31, 1996                      1 year     5 year     10 year
--------------------------------------------------------------------------------
Money Market Fund                                  5.36%      4.38%       5.87%
IBC/Donoghue First Tier Money Market Index         4.88%      3.99%       5.54%
Lipper Money Market Fund Average                   4.80%      3.96%       5.52%

                                                              ------------------


                                                                  Financials



                                                              ------------------



                            [ARTWORK APPEARS HERE]

                      This page intentionally left blank.

--------------------------------------------------------------------------------
                         Select Aggressive Growth Fund
--------------------------------------------------------------------------------
                 PORTFOLIO OF INVESTMENTS . December 31, 1996
--------------------------------------------------------------------------------

                                                               Value
    Shares                                                    (Note 2)
-----------------------------------------------------------------------
COMMON STOCKS - 98.16%
            Durable Goods - 22.39%
     97,100 Apogee Enterprises, Inc.                      $   3,859,725
     23,200 Aspect Telecommunications Corp.*                  1,473,200
    104,300 Black Box Corp.*                                  4,302,375
    122,400 BMC Software, Inc.*                               5,064,300
    121,800 Chrysler Corp.                                    4,019,400
     99,100 CIBER, Inc.*                                      2,973,000
    208,900 CompUSA, Inc.*                                    4,308,563
     93,300 Compuware Corp.*                                  4,676,663
    103,100 Comverse Technology, Inc.*                        3,898,469
     94,600 Dell Computer Corp.*                              5,025,625
    147,200 DSP Communications, Inc.*                         2,852,000
     88,200 Dynatech Corp.*                                   3,902,850
    128,500 ENCAD, Inc.*                                      5,300,625
    111,700 Fleetwood Enterprises, Inc.                       3,071,750
     92,800 Jabil Circuit, Inc.*                              3,712,000
    182,700 JLG Industries, Inc.                              2,923,200
     83,800 PeopleSoft, Inc.*                                 4,017,163
    193,400 Rowan Cos., Inc.*                                 4,375,675
     11,000 SPX Corp.                                           426,250
     93,300 Storage Technology Corp.*                         4,443,413
     98,600 Tellabs, Inc.*                                    3,709,825
    191,500 Varco International, Inc.*                        4,428,438
     99,400 Wind River Systems, Inc.*                         4,709,075
    103,700 Zoltek Cos., Inc.*                                3,772,088
                                                          -------------
                                                             91,245,672
                                                          -------------

            Technology - 12.38%
     61,400 Aspen Technologies, Inc.*                         4,927,350
     76,400 Cisco Systems, Inc.*                              4,860,950
     54,600 Compaq Computer Corp.*                            4,054,050
     94,950 Computer Associates International, Inc.           4,723,763
     66,500 Gartner Group, Inc., Class A*                     2,589,344
     81,600 Gateway 2000, Inc.*                               4,370,700
     31,700 Henry (Jack) & Associates, Inc.                   1,133,275
     85,312 McAfee Associates, Inc.*                          3,753,728
     71,700 Neurogen Corp.*                                   1,380,225
     83,800 Ortel Corp.*                                      2,011,200
    126,200 PairGain Technologies, Inc.*                      3,841,213
     81,100 Parametric Technology Corp.*                      4,166,513
    104,600 Sun Microsystems, Inc.*                           2,686,913
    119,600 Veritas Software Corp.*                           5,950,100
                                                          -------------
                                                             50,449,324
                                                          -------------

            Finance - 10.46%
    106,500 Aames Financial Corp.                             3,820,688
     87,305 Bear Stearns Cos., Inc.                           2,433,627
    143,400 Countrywide Credit Industries, Inc.               4,104,825
     92,800 Green Tree Financial Corp.                        3,584,400
     99,900 Greenpoint Financial Corp.                        4,720,275
     42,700 HCC Insurance Holdings, Inc.                      1,024,800
    154,600 Imperial Credit Industries, Inc.*                 3,246,600
    102,700 MBNA Corp.                                        4,262,050
     39,300 Money Store, Inc.                                 1,085,663
     22,000 Morgan Stanley Group, Inc.                        1,256,750
     80,700 Providian Corp.                                   4,145,963
     72,400 Standard Federal Bancorp.                         4,117,750
      7,800 TCF Financial Corp.                                 339,300
     99,066 Travelers Group, Inc.                             4,495,120
                                                          -------------
                                                             42,637,811
                                                          -------------

            Energy - 9.64%
     96,450 Chesapeake Energy Corp.*                          5,365,031
    156,800 Global Industries, Ltd.*                          2,920,400
    238,200 Global Marine, Inc.*                              4,912,875
    244,700 Marine Drilling Cos., Inc.*                       4,817,531
    224,100 Noble Drilling Corp.*                             4,453,988
     74,000 Nuevo Energy Co.*                                 3,848,000
     87,800 Parker & Parsley Petroleum Co.                    3,226,650
    196,000 Reading & Bates Corp.*                            5,194,000
     88,000 United Meridian Corp.*                            4,554,000
                                                          -------------
                                                             39,292,475
                                                          -------------

            Consumer Products - 8.94%
    105,500 Ascend Communications, Inc.*                      6,554,188
     97,800 Blyth Industries, Inc.*                           4,462,125
    131,900 Harland (John H.) Co.                             4,352,700
    118,900 Jones Apparel Group, Inc.*                        4,443,888
     94,600 Liz Claiborne, Inc.                               3,653,925
     74,600 Meredith Corp.                                    3,935,150
     87,500 Safeskin Corp.*                                   4,265,625
    100,200 TJX Cos., Inc.                                    4,746,975
                                                          -------------
                                                             36,414,576
                                                          -------------

            Electronics - 8.68%
    184,900 Ancor Communications, Inc.*                       2,588,600
     69,400 Cascade Communications Corp.*                     3,825,675
    197,500 Digital Microwave Corp.*                          5,505,313
     10,500 Dionex Corp.*                                       367,500
     52,200 Electronics for Imaging, Inc.*                    4,293,450
    160,000 GenRad, Inc.*                                     3,720,000
     35,900 Intel Corp.                                       4,700,656
    167,900 PMT Services, Inc.*                               2,938,250
    130,400 Western Digital Corp.*                            7,416,500
                                                          -------------
                                                             35,355,944
                                                          -------------

            Retail - 6.20%
     28,800 Bed Bath & Beyond, Inc.*                            698,400
    247,500 Claire's Stores, Inc.                             3,217,500
     69,900 Gap, Inc.                                         2,105,738
    102,300 Proffitts, Inc.*                                  3,772,313
    131,000 Ross Stores, Inc.                                 6,550,000
     89,500 Vons Cos., Inc.*                                  5,358,813
    162,500 Woolworth Corp.*                                  3,554,688
                                                          -------------
                                                             25,257,452
                                                          -------------

            Chemicals and Drugs - 5.53%
     93,200 Dura Pharmaceuticals, Inc.*                       4,450,300
    117,450 Jones Medical Industries, Inc.                    4,301,606
    152,400 Medeva Plc, ADR                                   2,571,750
     92,600 Medicis Pharmaceutical Corp., Class A*            4,074,400
    165,000 Premark International, Inc.                       3,671,250

                     See Notes to Financial Statements.
-------------------------------------------------------

--------------------------------------------------------------------------------
                         Select Aggressive Growth Fund
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
--------------------------------------------------------------------------------

                                                               Value
    Shares                                                    (Note 2)
-----------------------------------------------------------------------
            Chemicals and Drugs (continued)
     52,200 Quintiles Transnational Corp.*                $   3,458,250
                                                          -------------
                                                             22,527,556
                                                          -------------

            Health Services - 4.60%
     83,800 Guidant Corp.                                     4,776,600
     74,400 HBO & Co.                                         4,417,500
     33,500 Health Management Associates, Inc., Class A*        753,750
     78,000 Medic Computer Systems, Inc.*                     3,144,375
     96,600 Oxford Health Plans, Inc.*                        5,657,138
                                                          -------------
                                                             18,749,363
                                                          -------------

            Recreational Equipment - 1.46%
     57,300 Anchor Gaming*                                    2,306,325
     63,000 Fila Holding Spa, ADR                             3,661,875
                                                          -------------
                                                              5,968,200
                                                          -------------

            Building and Construction - 1.44%
     47,400 Loews Corp.                                       4,467,450
     59,100 Shaw Group, Inc.*                                 1,381,463
                                                          -------------
                                                              5,848,913
                                                          -------------

            Consumer Staples - 1.15%
     72,300 Interstate Bakeries Corp.                         3,551,725
     10,000 Philip Morris Cos., Inc.                          1,126,250
                                                          -------------
                                                              4,677,975
                                                          -------------

            Metals and Mining - 1.05%
     24,200 Mueller Industries, Inc.*                           931,700
    103,300 Oregon Metallurgical Corp.*                       3,331,425
                                                          -------------
                                                              4,263,125
                                                          -------------

            Pollution Control - 0.99%
    127,400 U.S. Filter Corp.*                                4,044,950
                                                          -------------

            Business Services - 0.96%
     65,500 HFS, Inc.*                                        3,913,625
                                                          -------------

            Paper and Forest - 0.95%
    139,500 Fort Howard Corp.*                                3,862,406
                                                          -------------

            Hotels-Leisure - 0.90%
    140,300 Hilton Hotels Corp.                               3,665,338
                                                          -------------

            Broadcasting - 0.29%
     36,300 Emmis Broadcasting Corp., Class A*                1,188,825
                                                          -------------

            Consumer Service - 0.15%
    17,400  Robert Half International, Inc.*                    598,125
                                                          -------------
            Total Common Stocks                             399,961,655
            (Cost $321,795,369)                           -------------

Par Value
---------

COMMERCIAL PAPER (A) - 2.92%

$11,910,000 Merrill Lynch & Co., Inc.
            6.50% 01/02/97                                   11,907,850
                                                          -------------
            Total Commercial Paper                           11,907,850
                                                          -------------
            (Cost $11,907,850)

         Shares
         ------

INVESTMENT COMPANIES - 0.03%

      3,707 ILA Prime Obligation Money Market Fund                3,707
     90,491 ILA Prime Obligation Portfolio Fund, Class B         90,491
                                                          -------------
            Total Investment Companies                           94,198
            (Cost $94,198)                                -------------

Total Investments - 101.11%                                 411,963,703
(Cost $333,797,417)                                       -------------

Net Other Assets and Liabilities - (1.11)%                   (4,521,670)
                                                          -------------
Net Assets - 100.00%                                      $ 407,442,033
                                                          =============

------------
 *   Non income producing security.
(A)  Effective yield at time of purchase.
ADR  American Depositary Receipt


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1996, the aggregate cost of investment securities for tax purposes was $333,797,417. Net unrealized appreciation (depreciation) aggregated $78,166,286, of which $88,115,042 related to appreciated investment securities and $(9,948,756) related to depreciated investment securities.

Distributions from long-term capital gains for the year ended December 31,1996 were $27,969,046. (Unaudited)


OTHER INFORMATION

For the year ended December 31, 1996, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $462,960,615 and $366,911,676 from non-governmental issuers, respectively.


                         See Notes to Financial Statements.
                         -------------------------------------------------------

--------------------------------------------------------------------------------
                       Select Capital Appreciation Fund
--------------------------------------------------------------------------------
                  PORTFOLIO OF INVESTMENTS. December 31, 1996
--------------------------------------------------------------------------------

                                                              Value
   Shares                                                    (Note 2)
-----------------------------------------------------------------------
COMMON STOCKS - 79.50%

            Retail - 20.95%
    104,100 Family Golf Centers, Inc.*                    $   3,136,012
    218,250 Fastenal Co.                                      9,984,937
    154,425 Global Directmail Corp.*                          6,736,790
     27,975 MSC Industrial Direct Co., Class A*               1,035,075
     31,825 O'Reilly Automotive, Inc.*                        1,018,400
    153,550 Petco Animal Supplies, Inc.*                      3,186,163
    159,775 Pet Food Warehouse, Inc.*                           669,058
    154,700 Viking Office Products, Inc.*                     4,128,556
                                                          -------------
                                                             29,894,991
                                                          -------------

            Business Services - 12.17%
    114,025 HFS, Inc.*                                        6,812,994
    429,175 Paging Network, Inc.*                             6,544,919
     24,600 Paychex Inc.                                      1,265,362
     44,925 Profit Recovery Group International, Inc.*          718,800
     77,700 Teletech Holdings, Inc.*                          2,020,200
                                                          -------------
                                                             17,362,275
                                                          -------------

            Finance - 8.95%
     35,800 Associates First Capital Corp., Class A           1,579,675
        250 First Empire State                                   72,000
     10,600 Fifth Third Bancorp                                 665,812
     35,500 First USA Payment, Inc.*                          1,202,562
    240,575 Insignia Financial Group, Inc., Class A*          5,412,937
      4,500 Medallion Financial Corp.                            68,625
     53,525 Protective Life Corp.                             2,134,309
     50,925 Schwab (Charles) Corp.                            1,629,600
                                                          -------------
                                                             12,765,520
                                                          -------------

            Communications - 5.95%
     63,750 CommNet Cellular, Inc.*                           1,777,031
     47,450 Millicom International Cellular SA*               1,524,331
    118,525 Omnipoint Corp.*                                  2,281,606
    152,357 PriCellular Corp., Class A*                       1,752,106
     31,075 Univision Communications, Inc., Class A*          1,149,775
                                                          -------------
                                                              8,484,849
                                                          -------------

            Consumer Services - 5.89%
      8,975 Apollo Group, Inc., Class A*                        300,101
    189,375 Coinmach Laundry Corp.*                           3,408,750
    152,075 CUC International, Inc.*                          3,611,781
     31,600 Robert Half International*                        1,086,250
                                                          -------------
                                                              8,406,882
                                                          -------------

            Food Services - 4.64%
     45,400 JP Foodservice, Inc.*                             1,265,525
    138,818 Papa John's International, Inc.*                  4,685,108
     33,975 Planet Hollywood, Inc., Class A*                    671,006
                                                          -------------
                                                              6,621,639
                                                          -------------

            Health Services - 4.43%
     23,825 Boston Scientific Corp.*                          1,429,500
     38,250 Fresenius Medical Care, ADR*                      1,075,781
     82,100 Karrington Health, Inc.*                          1,026,250
     42,675 Omnicare Inc.                                     1,370,934
     28,350 Teva Pharmaceutical                               1,424,588
                                                          -------------
                                                              6,327,053
                                                          -------------

            Building and Construction - 3.82%
     35,550 Barnett, Inc.*                                      968,738
     41,025 Dayton Superior Corp., Class A*                     538,453
     19,800 Littelfuse, Inc.*                                   960,300
      5,025 Littelfuse, Inc., (Warrants), exp. 12/27/01*        198,488
     66,950 Sealed Air Corp.*                                 2,786,794
                                                          -------------
                                                              5,452,773
                                                          -------------

            Transportation - 3.67%
    132,025 Wisconsin Central Transport Corp.*                5,231,491
                                                          -------------

            Chemical and Drugs - 3.29%
     79,825 Culligan Water Technologies, Inc.*                3,232,913
     45,125 Depotech Corp.*                                     738,922
     22,200 Forest Laboratories, Inc.*                          727,050
                                                          -------------
                                                              4,698,885
                                                          -------------

            Hotels -1.99%
     83,825 Choice Hotels International*                      1,477,416
     30,400 Doubletree Corp.*                                 1,368,000
                                                          -------------
                                                              2,845,416
                                                          -------------

            Computers - 1.49%
     36,300 Concord EFS, Inc.*                                1,025,475
     34,275 Safeguard Scientific, Inc.*                       1,088,231
      1,513 Sanchez Computer Associates, Inc.*                   11,915
                                                          -------------
                                                              2,125,621
                                                          -------------

            Energy - 0.92%
     45,725 Trigen Energy Corp.                               1,314,594
                                                          -------------

            Utilities - 0.52%
     11,950 Cincinnati Bell, Inc.                               736,419
                                                          -------------

            Automotive Parts - 0.49%
     44,925 APS Holding Corp.*                                  696,338
                                                          -------------

            Minerals and Mining - 0.33%
     11,325 Minerals Technologies, Inc.                         464,325
                                                          -------------
            Total Common Stocks                             113,429,071
            (Cost $107,425,973)                           -------------



                    See Notes to Financial Statements.
------------------------------------------------------

--------------------------------------------------------------------------------
                       Select Capital Appreciation Fund
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
--------------------------------------------------------------------------------

                                                              Value
   Shares                                                    (Note 2)
-----------------------------------------------------------------------
FOREIGN COMMON STOCKS - 13.51%

            United Kingdom - 12.83%
    556,706 Pizzaexpress, Plc                             $   5,025,446
    103,617 Pizzaexpress, Restricted Shares*                    935,362
    713,614 Rentokil Group, Plc                               5,361,102
    349,088 Wetherspoon (J.D.), Plc                           6,989,514
                                                          -------------
                                                             18,311,424
                                                          -------------

            France - 0.68%
      5,954 Grand Optical                                       963,179
                                                          -------------
            Total Foreign Common Stocks                      19,274,603
            (Cost $14,008,276)                            -------------


Par Value
---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 8.73%

            Federal Home Loan Mortgage Corporation - 8.38%
$ 5,000,000 5.42%, 01/22/97                               $   4,984,192
  5,000,000 5.18%, 01/24/97                                   4,983,453
  2,000,000 5.24%, 02/06/97                                   1,989,520
                                                          -------------
                                                             11,957,165
                                                          -------------

            U.S. Treasury Bill - 0.35%
    500,000 5.19%, 01/09/97                                     499,423
                                                          -------------
            Total U.S. Government and
            Agency Obligations                               12,456,588
            (Cost $12,456,588)                            -------------


COMMERCIAL PAPER (A) - 6.03%

  3,600,000 American Express Credit Corp.
            6.55%, 01/02/97                                   3,599,345
  5,000,000 General Electric Capital Corp.
            5.90%, 01/02/97                                   4,999,181
                                                          -------------
            Total Commercial Paper                            8,598,526
                                                          -------------
            (Cost $8,598,526)

Total Investments - 107.77%                                 153,758,788
                                                          -------------
(Cost $142,489,363)
Net Other Assets and Liabilities - (7.77)%                  (11,078,548)
                                                          -------------
Net Assets - 100.00%                                      $ 142,680,240
                                                          =============

------------
 *  Non income producing security.
ADR American Depositary Receipt
(A) Effective yield at time of purchase.

-----------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:
                                                                   Unrealized
Currency   Contracts To  Settlement  Contracts At  In Exchange    Appreciation
 Value       Deliver       Dates        Value       For U.S. $   (Depreciation)
---------  ------------  ----------  ------------  -----------   --------------
  850,000      GBP       01/16/97     $1,452,556   $1,326,000     $  (126,556)
1,000,000      GBP       01/24/97      1,708,890    1,550,300        (158,590)
1,050,000      GBP       05/27/97      1,794,334    1,763,790         (30,544)
    5,000      GBP       06/04/97          8,545        8,352            (193)
                                     -----------   ----------    -------------
                                      $4,964,325   $4,648,442     $  (315,883)
                                     ===========   ==========    =============

-----------------------------
GBP   British Pound


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1996, the aggregate cost of investment securities for tax purposes was $142,573,388. Net unrealized appreciation (depreciation) aggregated $11,185,400, of which $18,060,303 related to appreciated investment securities and $(6,874,903) related to depreciated investment securities.

As of December 31, 1996, the portfolio had capital loss carryforwards of $2,360,458 which expires in 2004.

For the year ended December 31, 1996, the Portfolio has elected to defer $295,407 of capital losses and $248,534 in currency losses attributable to Post-October Losses.

OTHER INFORMATION

For the year ended December 31, 1996, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $173,016,119 and $82,286,672 from non-governmental issuers, respectively.



                         See Notes to Financial Statements.
                         -------------------------------------------------------

--------------------------------------------------------------------------------
                             Small Cap Value Fund
--------------------------------------------------------------------------------
                 PORTFOLIO OF INVESTMENTS . December 31, 1996
--------------------------------------------------------------------------------

                                                               Value
    Shares                                                    (Note 2)
-----------------------------------------------------------------------
COMMON STOCKS - 90.04%

            Durable Goods - 24.55%
     41,500 Apogee Enterprises, Inc.                      $   1,649,625
     50,820 Baldor Electric Co.                               1,251,443
     86,000 BW/IP, Inc.                                       1,419,000
     43,500 Carlisle Cos., Inc.                               2,631,750
     61,000 First Brands Corp.                                1,730,875
     42,500 Fluke Corp.                                       1,896,563
    100,550 Hanna (M.A.) Co.                                  2,199,531
     84,500 Huffy Corp.                                       1,214,688
    173,000 Intermet Corp.                                    2,789,625
     63,500 Juno Lighting, Inc.                               1,016,000
     64,000 Miller (Herman), Inc.                             3,624,000
     27,000 National Presto Industries, Inc.                  1,009,125
     89,600 Octel Communications Corp. *                      1,568,000
     14,300 SPX Corp.                                           554,125
     68,100 Standard Products Co.                             1,736,550
     30,000 Tennant Co.                                         825,000
     18,400 Toro Co.                                            671,600
     10,300 Walbro Corp.                                        187,975
                                                          -------------
                                                             27,975,475
                                                          -------------

            Consumer Products - 16.54%
    186,000 Cash America International, Inc.                  1,581,000
     52,000 Central Newspapers, Inc., Class A                 2,288,000
     99,700 DiMon, Inc.                                       2,305,563
     74,000 Duty Free International, Inc.                     1,073,000
     66,900 Fingerhut Cos., Inc.                                819,525
     33,000 King World Productions, Inc. *                    1,216,875
     32,500 La-Z-Boy, Inc.                                      958,750
     67,000 Lee Enterprises, Inc.                             1,557,750
    148,600 MagneTek, Inc.                                    1,913,225
     50,946 Mosinee Paper Corp.                               1,808,583
     48,500 Paragon Trade Brands, Inc. *                      1,455,000
     88,000 Scitex Corp., Ltd.                                  836,000
    103,200 Stride Rite Corp.                                 1,032,000
                                                          -------------
                                                             18,845,271
                                                          -------------

            Energy - 8.43%
     31,000 Cabot Oil & Gas Corp., Class A                      530,875
     89,500 Calenergy, Inc. *                                 3,009,438
     59,400 Devon Energy Corp.                                2,064,150
    159,000 Nabors Industries, Inc. *                         3,060,750
     67,000 Quaker State Corp.                                  946,375
                                                          -------------
                                                              9,611,588
                                                          -------------

            Finance - 7.71%
     59,400 Commerce Bancorp, Inc.                            1,960,200
     43,164 First Commercial Corp.                            1,602,464
     50,000 Gallagher (Arthur J.) & Co.                       1,550,000
     95,000 Glendale Federal Bank *                           2,208,750
     12,400 NYMAGIC, Inc.                                       223,200
     50,000 Primark Corp. *                                   1,237,500
                                                          -------------
                                                              8,782,114
                                                          -------------

            Retail - 7.44%
    256,500 Charming Shoppes, Inc. *                          1,298,531
     68,125 Consolidated Stores Corp. *                       2,188,516
     34,000 Hannaford Brothers Co.                            1,156,000
     77,050 Rykoff-Sexton, Inc.                               1,223,169
    100,500 Waban, Inc. *                                     2,613,000
                                                          -------------
                                                              8,479,216
                                                          -------------

            Metals and Mining - 3.94%
     55,300 Brush Wellman, Inc.                                 905,538
     89,000 Global Industrial Technologies, Inc. *            1,969,125
     68,000 Trimas Corp.                                      1,623,500
                                                          -------------
                                                              4,498,163
                                                          -------------

            Building and Construction - 3.78%
     94,000 Calmat Co.                                        1,762,500
     82,000 Southdown, Inc.                                   2,552,250
                                                          -------------
                                                              4,314,750
                                                          -------------

            Chemicals and Drugs - 2.92%
     46,000 Alberto-Culver Co., Class A                       1,897,500
     58,300 Brady (W.H.) Co., Class A                         1,435,638
                                                          -------------
                                                              3,333,138
                                                          -------------

            Business Services - 2.92%
     71,600 New England Business Service, Inc.                1,539,400
     81,800 True North Communications, Inc.                   1,789,375
                                                          -------------
                                                              3,328,775
                                                          -------------

            Technology - 2.59%
    121,600 Gerber Scientific, Inc.                           1,808,800
    100,300 Viewlogic Systems, Inc. *                         1,140,913
                                                          -------------
                                                              2,949,713
                                                          -------------

            Transportation Services - 2.26%
     54,800 Harper Group, Inc.                                1,301,500
     77,300 Sea Containers, Ltd., Class A                     1,207,813
      4,100 Sea Containers, Ltd., Class B                        64,063
                                                          -------------
                                                              2,573,376
                                                          -------------

            Transportation - 1.85%
     56,100 Trinity Industries, Inc.                          2,103,750
                                                          -------------

            Consumer Staples - 1.81%
     31,500 Stanhome, Inc.                                      834,750
     72,900 U.S. Can Corp. *                                  1,230,182
                                                          -------------
                                                              2,064,932
                                                          -------------

            Recreational Equipment - 1.68%
     99,000 Sturm Ruger & Co., Inc.                           1,918,125
                                                          -------------


                     See Notes to Financial Statements.
-------------------------------------------------------

--------------------------------------------------------------------------------
                             Small Cap Value Fund
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
--------------------------------------------------------------------------------

                                                              Value
   Shares                                                    (Note 2)
-----------------------------------------------------------------------
            Basic Materials - 0.90%
     98,000 Sealright Co., Inc.                           $   1,029,000
                                                          -------------

            Communications - 0.72%
     55,000 California Microwave, Inc. *                        818,125
                                                          -------------
            Total Common Stocks                             102,625,511
            (Cost $82,354,481)                            -------------

INVESTMENT COMPANIES - 9.32%

  5,240,681 ILA Prime Obligation Money Market Fund            5,240,681
  5,377,972 ILA Prime Obligation Portfolio Fund, Class B      5,377,972
                                                          -------------
            Total Investment Companies                       10,618,653
            (Cost $10,618,653)                            -------------

Total Investments - 99.36%                                  113,244,164
(Cost $92,973,134)                                        -------------

Net Other Assets and Liabilities - 0.64%                        724,413
                                                          -------------
Net Assets - 100.00%                                      $ 113,968,577
                                                          =============


------------
* Non income producing security.


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1996, the aggregate cost of investment securities for tax purposes was $92,973,134. Net realized appreciation (depreciation) aggregated $20,271,030 of which $23,725,397 related to appreciated investment securities and $(3,454,367) related to depreciated investment securities.

Distributions from long-term capital gains for the year ended December 31,1996 were $4,329,295. (Unaudited)

OTHER INFORMATION

For the year ended December 31, 1996, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $39,591,866 and $16,311,924 from non-governmental issuers, respectively.



                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                       Select International Equity Fund
--------------------------------------------------------------------------------
                 PORTFOLIO OF INVESTMENTS . December 31, 1996
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                                (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 93.05%

            Australia - 7.23%
   270,340  Broken Hill Proprietary Co., Ltd.                    $     3,847,762
   656,720  National Australia Bank, Ltd.                              7,719,723
   711,270  News Corp Ltd.                                             3,751,132
   402,900  WMC Ltd.                                                   2,537,641
                                                                 ---------------
                                                                      17,856,258
                                                                 ---------------

            Finland - 0.71%
    83,300  UPM-Kymmene*                                               1,744,073
                                                                 ---------------

            France - 1.35%
    31,000  Michelin, Class B                                          1,670,233
    18,330  Elf Aquitaine                                              1,665,262
                                                                 ---------------
                                                                       3,335,495
                                                                 ---------------

            Germany - 5.58%
    95,970  Hoechst AG                                                 4,440,089
    10,395  Mannesmann AG                                              4,466,633
    44,060  Siemens AG                                                 2,041,884
    49,100  Veba AG                                                    2,819,625
                                                                 ---------------
                                                                      13,768,231
                                                                 ---------------

            Hong Kong - 1.15%
   132,600  HSBC Holdings                                              2,837,144
                                                                 ---------------

            Indonesia - 4.37%
   735,000  Gudang Garam                                               3,173,333
   800,000  PT Hanjaya Mandala Sampoerna                               4,266,666
   263,000  Hero Supermarkets                                            194,815
   767,000  Mayora Indah                                                 357,122
   716,000  PT Indocement Tunggal Prakarsa                             1,091,047
   986,000  Telekomunikasi Indonesia                                   1,700,719
                                                                 ---------------
                                                                      10,783,702
                                                                 ---------------

            Ireland - 1.54%
   162,000  Allied Irish Banks                                         1,074,814
   923,350  Smurfit (Jefferson) Group                                  2,719,243
                                                                 ---------------
                                                                       3,794,057
                                                                 ---------------

            Italy - 1.12%
   608,010  STET Societa Finanziaria Telefonica                        2,759,138
                                                                 ---------------

            Japan - 2.09%
   234,000  Canon, Inc.                                                5,161,023
                                                                 ---------------

            Malaysia - 4.58%
   483,000  Development &
            Commercial Bank Holdings, Berhad                           1,654,302
   349,000  Hume Industries, Berhad                                    2,197,223
   955,200  Sime-Darby, Berhad                                         3,763,301
   409,000  United Engineers, Berhad                                   3,692,409
                                                                 ---------------
                                                                      11,307,235
                                                                 ---------------

            Mexico - 0.59%
   691,700  Grupo Financiero Banamex, Series B                         1,460,368
                                                                 ---------------

            Netherlands - 10.51%
    80,588  ABN-Amro Holdings                                          5,236,687
    16,010  Dutch State Mines                                          1,577,179
   320,250  Elsevier, NV                                               5,406,198
   126,693  ING Groep, NV                                              4,555,782
    25,931  Nutricia Ver Bedrijven                                     3,935,215
    13,270  Royal Dutch Petroleum                                      2,323,754
    76,655  Royal PTT Nederland, ADR                                   2,920,423
                                                                 ---------------
                                                                      25,955,238
                                                                 ---------------

            Philippines - 0.82%
   460,300  San Miguel, Class B                                        2,030,221
                                                                 ---------------

            Singapore - 7.25%
   500,000  City Developments, Ltd.                                    4,503,799
   361,000  Development Bank of Singapore                              4,877,615
   335,600  Fraser and Neave, Ltd., Ord                                3,454,800
   256,800  Singapore Press                                            5,066,903
                                                                 ---------------
                                                                      17,903,117
                                                                 ---------------

            Spain - 1.80%
    29,465  Banco De Santander                                         1,882,407
   154,300  Iberdrola SA                                               2,182,679
    10,000  Repsol                                                       382,856
                                                                 ---------------
                                                                       4,447,942
                                                                 ---------------

            Sweden - 0.92%
    43,100  Pharmacia & Upjohn, Inc.                                   1,764,266
    37,700  Stora Kopparbergs Bergslags Aktiebolag,
            Series A                                                     519,008
                                                                 ---------------
                                                                       2,283,274
                                                                 ---------------

            Switzerland - 8.55%
     5,024  Alusuisse Lonza Holdings, REGD                             3,992,347
     7,877  Novartis AG*                                               8,993,638
       447  Roche Holdings AG                                          3,467,217
     4,371  Schweiz Ruckverisch, REGD                                  4,651,867
                                                                 ---------------
                                                                      21,105,069
                                                                 ---------------

            Thailand - 1.99%
   314,800  Bangkok Bank Public Co., Ltd.                              3,044,863
   297,800  Thai Farmers Bank Public Co., Ltd.                         1,858,344
    26,100  Thai Farmers Bank Public Co., Ltd.
            (Warrants), exp. 09/15/02*                                         0
                                                                 ---------------
                                                                       4,903,207
                                                                 ---------------

            United Kingdom - 30.90%
   271,350  Barclays Bank, Plc                                         4,645,933
   749,750  B.A.T. Industries, Plc                                     6,216,364
   553,577  BTR, Plc                                                   2,690,436
   196,000  Cable & Wireless, Plc                                      1,628,439
   381,530  Cadbury Schweppes, Plc                                     3,215,593
   187,350  Chubb Security, Plc                                        1,046,799
   171,630  EMI Group, Plc                                             4,053,204


                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                       Select International Equity Fund
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
--------------------------------------------------------------------------------

                                                                       Value
    Shares                                                            (Note 2)
--------------------------------------------------------------------------------
            United Kingdom (continued)
    24,000  General Accident, Plc                               $        314,811
   333,700  General Electric Co., Plc                                  2,181,453
   185,300  Glaxo Wellcome, Plc                                        3,006,145
   293,100  Granada Group, Plc                                         4,322,533
   263,409  Grand Metropolitan, Plc                                    2,069,043
   499,800  Ladbroke Group, Plc                                        1,975,761
   594,550  Lloyds TSB Group, Plc                                      4,380,138
   245,000  Medeva, Plc                                                1,071,231
   279,100  Premier Farnell, Plc                                       3,586,955
   503,750  Prudential Corp., Plc                                      4,237,062
   400,300  Safeway, Plc                                               2,767,535
   406,280  Scottish Power, Plc                                        2,447,340
   191,000  Shell Transportation & Trading, Plc                        3,306,172
   308,600  Siebe Plc                                                  5,714,120
   472,850  TI Group, Plc                                              4,709,476
   433,300  Vodafone Group, Plc                                        1,827,813
   172,550  Zeneca Group, Plc                                          4,864,818
                                                                ----------------
                                                                      76,279,174
                                                                ----------------
            Total Common Stocks                                      229,713,966
                                                                ----------------
            (Cost $191,950,213)

PREFERRED STOCK - 0.28%

   153,835  News Corp., Ltd. (Australia)                                 684,231
                                                                ----------------
            Total Preferred Stock                                        684,231
                                                                ----------------
            (Cost $632,568)

INVESMENT COMPANIES - 4.45%

 5,049,038  ILA Prime Obligation Portfolio Fund, Class B               5,049,038
 5,942,252  Lehman Brothers Prime Fund, Class A                        5,942,252
                                                                ----------------
            Total Investment Companies                                10,991,290
                                                                ----------------
            (Cost $10,991,290)

Total Investments - 97.78%                                           241,389,487
                                                                ----------------
(Cost $203,574,071)
Net Other Assets and Liabilities - 2.22%                               5,487,449
                                                                ----------------
Net Assets - 100.00%                                            $    246,876,936
                                                                ================

--------------------------------------------------------------------------------
*   Non income producing security.
ADR American Depositary Receipt

Industry Concentration of Common and Preferred Stocks as Percentage of Total
----------------------------------------------------------------------------
Value of Investments:
--------------------

Finance                                                24.00%
Chemicals and Drugs                                    11.82
Telecommunications                                      7.58
Durable Goods                                           7.33
Consumer Goods and Services                             6.75
Electronics                                             6.52
Tobacco                                                 5.53
Food and Beverage                                       4.94
Utilities                                               4.52
Energy                                                  3.99
Building and Construction                               3.32
Basic Materials                                         3.18
Paper                                                   2.02
Metals and Mining                                       1.03
Leisure and Entertainment                               0.80
                                                       ------
Total                                                  93.33%
                                                       ======

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

                                                                   Unrealized
 Currency   Contracts To  Settlement  Contracts At  In Exchange   Appreciation
  Value       Deliver       Dates        Value       for U.S. $  (Depreciation)
----------  ------------  ----------  ------------  -----------  --------------
 7,519,000      CHF        01/17/97   $ 5,617,697   $ 6,004,392   $   386,695
13,552,000      CHF        02/19/97    10,169,256    10,754,702       585,446
10,523,000      DEM        02/27/97     6,861,226     6,989,380       128,154
 5,331,000      DEM        02/03/97     3,470,733     3,485,680        14,947
 9,875,000      NLG        01/16/97     5,727,161     5,790,091        62,930
 8,553,000      NLG        03/05/97     4,971,049     4,902,135       (68,914)
10,670,000      NLG        03/17/97     6,206,731     6,202,226        (4,505)
                                      ------------  ------------  ------------
                                     $ 43,023,853  $ 44,128,606  $  1,104,753
                                      ============  ============  ============

-------------------------------
CHF Swiss Francs
DEM Deutsche Marks
NLG Dutch Guilders
                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                       Select International Equity Fund
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1996, the aggregate cost of investment securities for tax purposes was $203,574,128. Net unrealized appreciation (depreciation) aggregated $37,815,359, of which $45,043,514 related to appreciated investment securities and $(7,228,155) related to depreciated investment securities.

Distributions from long-term capital gains for the year ended December 31,1996 were $93,489. (Unaudited)

OTHER INFORMATION

For the year ended December 31, 1996, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $128,393,104 and $30,071,184 from non-governmental issuers, respectively.



                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                              Select Growth Fund
--------------------------------------------------------------------------------
                 PORTFOLIO OF INVESTMENTS . December 31, 1996
--------------------------------------------------------------------------------

                                                                       Value
    Shares                                                            (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.57%

            Chemicals and Drugs - 15.74%
    79,500  Abbott Laboratories                                  $     4,034,625
    23,500  Clorox Co.                                                 2,358,812
    43,000  duPont (E.I.) deNemours & Co.                              4,058,125
    31,600  Lilly (Eli) & Co.                                          2,306,800
    63,100  Merck & Co., Inc.                                          5,000,675
   106,500  Monsanto Co.                                               4,140,187
    58,100  Pfizer, Inc.                                               4,815,037
    75,100  Praxair, Inc.                                              3,463,987
    32,900  Sherwin-Williams Co.                                       1,842,400
    52,800  Warner-Lambert Co.                                         3,960,000
                                                                 ---------------
                                                                      35,980,648
                                                                 ---------------
            Finance - 13.48%
    44,300  American Express Co.                                       2,502,950
    38,500  Bank of Boston Corp.                                       2,473,625
    42,100  BankAmerica Corp.                                          4,199,475
    66,200  Barnett Banks, Inc.                                        2,722,475
    25,700  Chase Manhattan Corp.                                      2,293,725
    46,200  Citicorp                                                   4,758,600
    58,400  Federal National Mortgage Association                      2,175,400
    27,600  Franklin Resources, Inc.                                   1,887,150
    20,200  Household International, Inc.                              1,863,450
    64,975  MBNA Corp.                                                 2,696,462
    71,166  Travelers Group, Inc.                                      3,229,157
                                                                 ---------------
                                                                      30,802,469
                                                                 ---------------

            Technology - 12.04%
    62,100  Cisco Systems, Inc.*                                       3,951,113
    32,600  Compaq Computer Corp.*                                     2,420,550
    74,725  Computer Associates International, Inc                     3,717,569
    28,100  Computer Sciences Corp.*                                   2,307,713
    63,400  EMC Corp.*                                                 2,100,125
    66,200  Honeywell, Inc.                                            4,352,650
    64,000  Microsoft Corp.*                                           5,288,000
    31,000  Parametric Technology Corp.*                               1,592,625
    24,300  3Com Corp.*                                                1,783,013
                                                                 ---------------
                                                                      27,513,358
                                                                 ---------------

            Durable Goods - 9.30%
    27,900  Cascade Communications Corp.*                              1,537,987
    34,300  Case Corp.                                                 1,869,350
    53,300  CompUSA, Inc.*                                             1,099,313
    59,600  General Electric Co.                                       5,892,950
    37,300  Intel Corp.                                                4,883,969
    44,000  PeopleSoft, Inc.*                                          2,109,250
    38,000  Tellabs, Inc.*                                             1,429,750
    38,100  Texas Instruments, Inc.                                    2,428,875
                                                                 ---------------
                                                                      21,251,444
                                                                 ---------------

            Retail - 7.70%
    58,600  CVS Corp.                                                  2,424,575
    64,700  Dayton-Hudson Corp.                                        2,539,475
    55,800  Federated Department Stores, Inc.*                         1,904,175
    44,400  Harcourt General, Inc.                                     2,047,950
    44,600  Safeway, Inc.*                                             1,906,650
   102,600  Sears Roebuck & Co.                                        4,732,425
    51,200  Walgreen Co.                                               2,048,000
                                                                 ---------------
                                                                      17,603,250
                                                                 ---------------

            Consumer Products - 7.62%
    47,800  Avon Products, Inc.                                        2,730,575
    57,300  Eastman Kodak Co.                                          4,598,325
    46,600  Liz Claiborne, Inc.                                        1,799,925
    61,300  Nike, Inc., Class B                                        3,662,675
    74,400  RJR Nabisco Holdings Corp.                                 2,529,600
    44,200  TJX Cos., Inc.                                             2,093,975
                                                                 ---------------
                                                                      17,415,075
                                                                 ---------------

            Energy - 7.08%
    57,500  Baker Hughes, Inc.                                         1,983,750
    23,300  British Petroleum Co. Plc, ADR                             3,294,038
    56,600  Enron Corp.                                                2,440,875
    41,000  Halliburton Co.                                            2,470,250
    28,800  Schlumberger, Ltd.                                         2,876,400
    60,400  Sonat, Inc.                                                3,110,600
                                                                 ---------------
                                                                      16,175,913
                                                                 ---------------

            Health Services - 6.90%
    44,200  Cardinal Health, Inc.                                      2,574,650
    43,800  HBO & Co.                                                  2,600,625
    49,800  HEALTHSOUTH Corp.*                                         1,923,525
    55,500  Johnson & Johnson                                          2,761,125
    31,200  Medtronic, Inc.                                            2,121,600
    27,900  Oxford Health Plans, Inc.*                                 1,633,894
    54,900  United States Surgical Corp.                               2,161,687
                                                                 ---------------
                                                                      15,777,106
                                                                 ---------------

            Aerospace-Aircraft - 4.70%
    43,100  Boeing Co.                                                 4,584,763
    29,700  Textron, Inc.                                              2,799,225
    50,900  United Technologies Corp.                                  3,359,400
                                                                 ---------------
                                                                      10,743,388
                                                                 ---------------

            Consumer Staples - 2.61%
    76,600  Gillette Co.                                               5,955,650


            Printing and Publishing - 1.99%
    31,400  Gannett Co., Inc.                                          2,351,075
    27,700  Tribune Co.                                                2,184,838
                                                                 ---------------
                                                                       4,535,913
                                                                 ---------------

                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                              Select Growth Fund
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
--------------------------------------------------------------------------------

                                                                       Value
     Shares                                                           (Note 2)
--------------------------------------------------------------------------------
             Communications - 1.68%
     15,800  Cincinnati Bell, Inc.                               $       973,675
     72,100  Sprint Corp.                                              2,874,988
                                                                 ---------------
                                                                       3,848,663
                                                                 ---------------

             Business Services - 1.63%
     60,354  First Data Corp.                                          2,202,921
     25,400  HFS, Inc.*                                                1,517,650
                                                                 ---------------
                                                                       3,720,571
                                                                 ---------------

             Hotels-Leisure - 1.11%
     45,900  Marriott International, Inc.                              2,535,975
                                                                 ---------------

             Food and Beverage - 1.09%
     31,100  Campbell Soup Co.                                         2,495,775
                                                                 ---------------

             Building and Construction - 1.01%
     19,900  Armstrong World Industries, Inc.                          1,383,050
     26,000  Lowe's Cos., Inc.                                           923,000
                                                                 ---------------
                                                                       2,306,050
                                                                 ---------------
            Consumer Service - 0.89%
     72,900 Service Corp. International                                2,041,200
                                                                   -------------
            Total Common Stocks                                      220,702,448
                                                                   -------------
            (Cost $195,782,234)

                                                                      Value
Par value                                                            (Note 2)
--------------------------------------------------------------------------------

CERTIFICATE OF DEPOSIT - 1.31%

  3,000,000 Bayerische Vereinsbank AG
            6.30%, 11/25/98                                            3,000,000
                                                                   -------------
            Total Certificate of Deposit                               3,000,000
                                                                   -------------
            (Cost $3,000,000)

COMMERCIAL PAPER (A) - 6.96%

  2,500,000 Federal Home Loan Bank
            5.61%, 06/12/97                                            2,441,162
  3,000,000 Federal National Mortgage Association
            5.34%, 03/17/97                                            2,966,625
 10,500,000 Rohm & Haas Co.
            6.75%, 01/02/97                                           10,498,031
                                                                   -------------
            Total Commercial Paper                                    15,905,818
                                                                   -------------
            Cost ($15,905,818)



Shares

INVESTMENT COMPANY - 0.00%

      3,821 lLA Prime Obligation Portfolio Fund,
            Class B                                                        3,821
                                                                   -------------
            Total Investment Company                                       3,821
                                                                   -------------
            (Cost $3,821)

Total Investments - 104.84%                                          239,612,087
                                                                   -------------
(Cost $214,691,873)
Net Other Assets and Liabilities - (4.84)%                          (11,060,836)
                                                                   -------------
Net Assets -100.00%                                                $ 228,551,251
                                                                   =============

------------
 *  Non income producing security.

(A) Effective yield at time of purchase.

ADR American Depositary Receipt



FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1996, the aggregate cost of investment securities for tax purposes was $214,739,419. Net unrealized appreciation (depreciation) aggregated $24,872,668, of which $28,302,023 related to appreciated investment securities and $(3,429,355) related to depreciated investment securities.

As of December 31, 1996, the portfolio had no capital loss carryforwards. During 1996, the fund utilized $2,730,483 of its capital loss carryforwards.

Distributions from long-term capital gains for the year ended December 31,1996 were $32,238,283. (Unaudited)


OTHER INFORMATION

For the year ended December 31, 1996, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $325,085,392 and $265,819,880 from non-governmental issuers, respectively.



                      See Notes to Financial Statements.
                      ---------------------------------------------------------

-----------------------------------------------------------------------------
                              Growth Fund
-----------------------------------------------------------------------------
              PORTFOLIO OF INVESTMENTS . December 31, 1996
-----------------------------------------------------------------------------

                                                           Value
Shares                                                    (Note 2)
-----------------------------------------------------------------------------
COMMON STOCKS - 95.81%

            Durable Goods - 20.17%
     57,100 AlliedSignal, Inc.                            $   3,825,700
     18,600 Beckman Instruments, Inc.                           713,775
     99,300 BMC Software, Inc. *                              4,108,538
     88,400 Case Corp.                                        4,817,800
      4,800 Caterpillar, Inc.                                   361,200
    202,000 Chrysler Corp.                                    6,666,000
    143,100 Cummins Engine Co., Inc.                          6,582,600
     15,600 Deere & Co.                                         633,750
     51,600 Eaton Corp.                                       3,599,100
      7,200 Electronic Arts, Inc. *                             215,550
     59,000 Ford Motor Co.                                    1,880,625
      7,700 Fore Systems, Inc. *                                253,138
     34,300 General Electric Co.                              3,391,413
    249,900 General Motors Corp.                             13,931,925
     11,700 Globalstar Telecommunications, Ltd. *               737,100
    102,900 Goodyear Tire & Rubber Co.                        5,286,488
     86,600 Gtech Holdings Corp. *                            2,771,200
     12,300 IBIS Technology Corp. *                              86,100
     62,300 Ingersoll-Rand Co.                                2,772,350
     73,500 Intel Corp.                                       9,623,906
     14,400 International Cabletel, Inc. *                      363,600
      8,600 Kennametal, Inc.                                    334,325
     40,400 McDonnell Douglas Corp.                           2,585,600
     18,300 MCI Communications Corp.                            598,181
     95,233 MFS Communications Co., Inc.                      5,190,199
      7,050 Miller Industries, Inc. *                           141,000
      8,800 Millicom International Cellular SA *                282,700
      8,000 PanAmSat Corp. *                                    224,000
      9,100 Parker-Hannifin Corp.                               352,625
     10,400 PeopleSoft, Inc. *                                  498,550
     90,300 Pep Boys-Manny, Moe & Jack                        2,776,725
      5,800 Sapient Corp. *                                     244,325
      3,800 Scopus Technology, Inc. *                           176,700
      5,200 Seachange International, Inc. *                     132,600
    218,600 Sprint Corp.                                      8,716,675
      9,900 Standard Register Co.                               321,750
     16,500 Stratus Computer, Inc. *                            449,625
      9,300 Tecumseh Products Co., Class A                      533,588
      8,100 Tellabs, Inc. *                                     304,763
     38,400 Textron, Inc.                                     3,619,200
     93,500 Union Pacific Corp.                               5,621,688
      5,200 Uniphase Corp. *                                    273,000
     83,700 U.S. Robotics Corp.                               6,026,400
      5,200 Visio Corp. *                                       257,400
                                                          -------------
                                                            112,283,477
                                                          -------------

            Finance - 15.99%
     77,900 ACE, Ltd.                                         4,683,738
    101,600 Aetna, Inc.                                       8,128,000
    108,990 Allstate Corp.                                    6,307,796
     22,300 American Express Co.                              1,259,950
     11,500 American General Corp.                              470,063
     13,000 Bank of New York Co., Inc.                          438,750
     64,200 Bear Stearns Cos., Inc.                           1,789,575
     14,000 Capital One Financial Corp.                         504,000
     36,200 Chase Manhattan Corp.                             3,230,850
      7,200 Chubb Corp.                                         387,000
     53,600 Cigna Corp.                                       7,323,100
     31,400 Citicorp                                          3,234,200
      6,600 Crestar Financial Corp.                             490,875
      7,900 Dean Witter Discover & Co.                          523,375
    102,200 EXEL, Ltd.                                        3,870,825
      4,500 Federal Home Loan Mortgage Corp.                    495,563
     14,700 Federal National Mortgage Association               547,575
     97,548 First Chicago NBD Corp.                           5,243,205
     85,180 First Union Corp.                                 6,303,320
     12,700 Great Western Financial Corp.                       368,300
      6,100 Healthcare COMPARE Corp. *                          258,488
    136,400 ITT Hartford Group, Inc.                          9,207,000
     58,700 Lehman Brothers Holdings, Inc.                    1,841,713
     45,600 Mellon Bank Corp.                                 3,237,600
     15,500 Money Store, Inc.                                   428,188
     47,548 NationsBank Corp.                                 4,647,817
     14,000 Old Republic International Corp.                    374,500
      4,600 Post Properties, Inc.                               185,150
     13,500 Providian Corp.                                     693,563
      6,400 Reliastar Financial Corp.                           369,600
      5,300 Republic New York Corp.                             432,613
      5,000 Salomon, Inc.                                       235,625
      8,341 Security Capital Industrial Trust                   178,289
     11,500 Security Capital Pacific Trust                      263,063
      6,900 Signet Banking Corp.                                212,175
     14,500 Sirrom Capital Corp.                                532,875
     10,500 St. Paul Cos., Inc.                                 615,563
     58,296 TransAmerica Corp.                                4,605,384
      4,600 Transatlantic Holdings, Inc.                        370,300
     17,500 Wells Fargo & Co.                                 4,720,625
                                                          -------------
                                                             89,010,191
                                                          -------------


                                        See Notes to Financial Statements.
                                        ---------------------------------------

-----------------------------------------------------------------------
                              Growth Fund
-----------------------------------------------------------------------

        PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
-----------------------------------------------------------------------
                                                           Value
Shares                                                    (Note 2)
-----------------------------------------------------------------------
            Consumer Products - 10.09%
      8,700 Abercrombie & Fitch Co., Class A*             $     143,550
     25,231 Archer-Daniels-Midland Co.                          555,082
     62,900 Bowater, Inc.                                     2,366,613
    116,600 Campbell Soup Co.                                 9,357,150
    110,200 Carnival Corp., Class A                           3,636,600
     10,700 Cinar Films, Inc., Class B*                         278,200
      8,500 Cintas Corp.                                        499,375
    103,700 Clear Channel Communications, Inc. *              3,746,163
     48,200 ConAgra, Inc.                                     2,397,950
     20,000 DSP Communications, Inc. *                          387,500
     12,300 Eagle Hardware & Garden, Inc. *                     255,225
     25,500 Eastman Kodak Co.                                 2,046,375
     32,200 Gannett Co., Inc.                                 2,410,975
     58,000 Gucci Group NV                                    3,704,750
      5,300 Hollywood Entertainment Corp. *                      98,050
      7,700 Imax Corp. *                                        238,700
     67,690 Kimberly-Clark Corp.                              6,447,473
     18,000 The North Face, Inc. *                              346,500
     42,100 Procter & Gamble Co.                              4,525,750
    272,400 RJR Nabisco Holdings Corp.                        9,261,600
      7,400 Saks Holdings, Inc. *                               199,800
     22,670 TCI Satellite Entertainment, Inc., Class A *        223,866
     42,500 Tenneco, Inc. *                                   1,917,813
      8,800 Ticketmaster Group, Inc. *                          106,700
      8,400 TRW, Inc.                                           415,800
     11,300 Tupperware Corp.                                    605,963
                                                          -------------
                                                             56,173,523
                                                          -------------

            Chemicals and Drugs - 9.61%
     38,200 Abbott Laboratories                               1,938,650
     16,100 Airgas, Inc. *                                      354,200
     75,500 American Home Products Corp.                      4,426,188
    111,200 Becton Dickinson & Co.                            4,823,300
     18,400 Bergen Brunswig Corp., Class A                      524,400
     51,040 Bristol-Myers Squibb Co.                          5,550,600
      8,300 Cabot Corp.                                         208,538
      4,100 Dow Chemical Co.                                    321,338
    138,000 Du Pont (E.I.) de Nemours & Co.                  13,023,750
     61,600 FMC Corp. *                                       4,319,700
     15,800 Foundation Health Corp. *                           501,650
     18,300 Great Lakes Chemical Corp.                          855,525
      6,300 Jones Medical Industries, Inc.                      230,738
     12,100 Lauder (Estee) Cos., Inc., Class A                  615,588
     13,700 Lincare Holdings, Inc. *                            561,700
     84,400 Mallinckrodt, Inc.                                3,724,150
     51,700 Merck & Co., Inc.                                 4,097,225
     11,300 Premark International, Inc.                         251,425
      5,300 Rexall Sundown, Inc. *                              144,094
     13,552 Rhone-Poulenc SA, ADR                               459,074
      9,200 Rohm & Haas Co.                                     750,950
     40,400 Schering-Plough Corp.                             2,615,900
     40,900 Smithkline Beecham Plc, ADR                       2,781,200
     11,300 Total Renal Care Holdings, Inc. *                   409,625
                                                          -------------
                                                             53,489,508
                                                          -------------

            Technology - 7.29%
      4,900 Ceridian Corp. *                                    198,450
    128,100 Cisco Systems, Inc. *                             8,150,363
     51,700 Compaq Computer Corp. *                           3,838,725
     16,300 Harnischfeger Industries, Inc.                      784,438
     13,500 International Business Machines Corp.             2,038,500
    204,500 International Game Technology                     3,732,125
     22,300 Loral Space & Communications *                      409,763
     60,312 Lucent Technologies, Inc.                         2,789,430
     12,712 McAfee Associates, Inc. *                           559,328
    126,400 Microsoft Corp. *                                10,443,800
     97,550 Oracle Corp. *                                    4,072,713
     87,000 Seagate Technology, Inc. *                        3,436,500
      3,500 Transaction Systems Architects, Inc., Class A *     116,375
                                                          -------------
                                                             40,570,510
                                                          -------------

            Energy - 6.82%
      4,800 Amoco Corp.                                         386,400
      3,300 Atlantic Richfield Co.                              437,250
     72,800 British Petroleum Co. Plc, ADR                   10,292,100
     89,700 Coastal Corp.                                     4,384,088
     11,800 El Paso Natural Gas Co.                             595,900
     19,400 MAPCO, Inc.                                         659,600
     21,700 Mobil Corp.                                       2,652,825
      7,900 PanEnergy Corp.                                     355,500
    132,300 Phillips Petroleum Co.                            5,854,275
     88,100 Repsol S.A., ADR                                  3,358,813
     19,800 Royal Dutch Petroleum Co.                         3,380,850
     31,500 Texaco, Inc.                                      3,090,938
     16,100 Ultramar Diamond Shamrock Corp.                     509,163
     57,289 Union Pacific Resources Co.                       1,675,703
     12,500 YPF Sociedad Anonima, Class D, ADR                  315,625
                                                          -------------
                                                             37,949,030
                                                          -------------

            Consumer Staples - 6.40%
      8,200 CKE Restaurants, Inc.                               295,200
     10,700 Danaher Corp.                                       498,888
     18,200 IBP, Inc.                                           441,326
      9,500 Mondavi (Robert) Corp., Class A *                   346,750
    258,000 Philip Morris Cos., Inc.                         29,057,250
      7,600 Springs Industries, Inc., Class A                   326,800
      7,500 Swisher International Group, Inc., Class A *        119,063
     22,800 Unilever N.V.                                     3,995,700
      8,000 VF Corp.                                            540,000
                                                          -------------
                                                             35,620,977
                                                          -------------


                      See Notes to Financial Statements.
-------------------------------------------------------

-----------------------------------------------------------------------
                              Growth Fund
-----------------------------------------------------------------------
        PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
-----------------------------------------------------------------------

                                                           Value
Shares                                                    (Note 2)
-----------------------------------------------------------------------
            Utilities - 3.75%
     21,600 Central Maine Power Co.                       $     251,100
     12,500 Entergy Corp.                                       346,875
     92,400 GPU, Inc.                                         3,106,950
    108,400 GTE Corp.                                         4,932,200
    130,700 PECO Energy Co.                                   3,300,175
      6,400 Republic Industries, Inc. *                         199,600
     98,600 SBC Communications, Inc.                          5,102,550
    118,500 Unicom Corp.                                      3,214,313
     13,400 USA Waste Services, Inc. *                          427,125
                                                          -------------
                                                             20,880,888
                                                          -------------

            Aerospace-Airlines - 2.85%
     79,300 AMR Corp. *                                       6,988,313
     37,300 Delta Air Lines, Inc.                             2,643,638
     10,200 Raytheon Co.                                        490,875
     86,800 United Technologies Corp.                         5,728,800
                                                          -------------
                                                             15,851,626
                                                          -------------

            Building and Construction - 2.41%
     58,900 Champion International Corp.                      2,547,425
     96,466 Home Depot, Inc.                                  4,835,358
     64,100 Loews Corp.                                       6,041,425
                                                          -------------
                                                             13,424,208
                                                          -------------

            Health Services - 2.40%
     68,100 Baxter International, Inc.                        2,792,100
     21,900 Cardinal Health, Inc.                             1,275,675
    100,668 Columbia/HCA Healthcare Corp.                     4,102,221
      6,900 HBO & Co.                                           409,688
    172,920 Health Management Associates, Inc., Class A *     3,890,700
     15,200 Maxicare Health Plans, Inc. *                       338,200
      3,000 Pediatrix Medical Group, Inc. *                     110,625
     20,400 Tenet Healthcare Corp. *                            446,250
                                                          -------------
                                                             13,365,459
                                                          -------------

            Business Services - 2.18%
     10,700 Accustaff, Inc. *                                   226,038
      9,450 Fiserv, Inc. *                                      347,288
    179,200 HFS, Inc. *                                      10,707,200
      8,500 Mail Boxes, Etc. *                                  191,250
     15,500 Olsten Corp.                                        234,438
     14,300 Paging Network, Inc. *                              218,075
      4,275 Paychex, Inc.                                       219,895
                                                          -------------
                                                             12,144,184
                                                          -------------

            Metals and Mining - 1.52%
     19,800 Cyprus Amax Minerals Co.                            462,825
     40,400 Phelps Dodge Corp.                                2,727,000
      2,400 Potash Corp. of Saskatchewan, Inc.                  204,000
    139,200 TRINOVA Corp.                                     5,063,400
                                                          -------------
                                                              8,457,225
                                                          -------------

            Broadcasting - 1.25%
     19,450 Comcast Corp. Special, Class A                      346,453
     15,200 Metro Networks, Inc. *                              383,800
     16,500 Tele-Communications International, Inc. ,
            Series A*                                           218,625
     96,879 Tele-Communications, Inc.,
            Liberty Media Group, Series A *                   2,767,106
    226,701 Tele-Communications, Inc., TCI Group, Class A *   2,961,282
      7,500 Univision Communications, Inc., Class A *           277,500
                                                          -------------
                                                              6,954,766
                                                          -------------

            Retail - 1.11%
     11,000 Borders Group, Inc. *                               394,625
     74,600 CVS Corp.                                         3,086,575
     10,800 Dillard Department Stores, Inc., Class A            333,450
     47,400 Harcourt General, Inc.                            2,186,325
      3,800 Tommy Hilfiger Corp. *                              182,400
                                                          -------------
                                                              6,183,375
                                                          -------------

            Consumer Service - 0.66%
     12,300 Ascent Entertainment Group, Inc. *                  198,338
    124,000 Service Corp. International                       3,472,000
                                                          -------------
                                                              3,670,338
                                                          -------------

            Food Services - 0.46%
     72,000 Boston Chicken, Inc. *                            2,583,001
                                                          -------------

            Consumer Cyclical - 0.32%
     65,000 Sabre Group Holdings, Inc., Class A *             1,811,875
                                                          -------------

            Transportation - 0.18%
      6,500 Burlington Northern Santa Fe Corp.                  561,438
     10,400 CSX Corp.                                           439,400
                                                          -------------
                                                              1,000,838
                                                          -------------

            Electronics - 0.11%
     12,300 Tektronix, Inc.                                     630,375
                                                          -------------

            Transportation Services - 0.08%
      7,400 UAL Corp. *                                         462,500
                                                          -------------

            Advertising - 0.08%
     16,000 Ha-Lo Industries, Inc. *                            440,000
                                                          -------------

            Pollution Control - 0.04%
      7,700 U.S. Filter Corp. *                                 244,475
                                                          -------------

            Recreational Equipment - 0.04%
      3,700 Fila Holding SPA, ADR                               215,063
                                                          -------------
            Total Common Stocks                             533,417,412
                                                          -------------
            (Cost $430,927,425)



                      See Notes to Financial Statements.
                      -------------------------------------------------

--------------------------------------------------------------------------------
                                  Growth Fund
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
--------------------------------------------------------------------------------

                                                           Value
Par Value                                                 (Note 2)
-----------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.96%

            Federal Home Loan Bank - 0.54%
$ 1,000,000 8.45%, 01/24/97                               $   1,005,906
  2,000,000 5.57%, 01/23/98                                   1,995,620
                                                          -------------
                                                              3,001,526
                                                          -------------

            Federal Farm Credit Bank (A) - 0.42%
  2,500,000 5.28%, 12/18/97                                   2,371,422
                                                          -------------
            Total U.S. Government Agency Obligations          5,372,948
                                                          -------------
            (Cost $5,373,113)

CORPORATE NOTES AND BONDS - 0.53%

  1,900,000 Ford Motor Credit Co.
            5.63%, 03/03/97                                   1,901,096
     25,000 General Motors Acceptance Corp., MTN
            6.30%, 03/31/97                                      25,039
  1,000,000 NationsBank, MTN
            5.20%, 07/15/97                                   1,000,188
                                                          -------------
            Total Corporate Notes and Bonds                   2,926,323
                                                          -------------
            (Cost $2,926,570)

COMMERCIAL PAPER (A) - 2.62%

  3,000,000 CXS, Inc.
            5.55%, 02/19/97                                   2,977,338
  2,500,000 Holland Limited Securitization, Inc.
            5.53%, 01/08/97                                   2,497,312
  4,619,000 Receivables Capital Corp.
            5.57%, 01/28/97                                   4,599,704
  4,500,000 Rohm & Haas Co.
            6.75%, 01/02/97                                   4,499,156
                                                          -------------
            Total Commercial Paper                           14,573,510
                                                          -------------
            (Cost $14,573,510)

                                                              Value
Shares                                                      (Note 2)
-----------------------------------------------------------------------
INVESTMENT COMPANY - 0.05%

    271,308 Goldman Sachs Financial Square Prime
            Obligation Portfolio Fund                     $     271,308
                                                          -------------
            Total Investment Company                            271,308
                                                          -------------
            (Cost $271,308)

Total Investments - 99.97%                                  556,561,501
                                                          -------------
(Cost $454,071,926)
Net Other Assets and Liabilities - 0.03%                        189,104
                                                          -------------
Net Assets - 100.00%                                      $ 556,750,605
                                                          =============


------------
*   Non income producing security.
(A) Effective yield at time of purchase.
ADR American Depositary Receipt.
MTN Medium Term Note



FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1996, the aggregate cost of investment securities for tax purposes was $454,510,938. Net realized appreciation (depreciation) aggregated $102,050,563, of which $110,503,037 related to appreciated investment securities and $(8,452,474) related to depreciated investment securities.

Distributions from long-term capital gains for the year ended December 31,1996 were $48,435,144. (Unaudited)

OTHER INFORMATION

For the year ended December 31, 1996, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $376,502,620 and $339,503,843 from non-governmental issuers, respectively, and $3,026,250 and $0 from U.S. Government Agency issuers, respectively.



                      See Notes to Financial Statements.
-------------------------------------------------------

-----------------------------------------------------------------------
                           Equity Index Fund
-----------------------------------------------------------------------
              PORTFOLIO OF INVESTMENTS . December 31, 1996
-----------------------------------------------------------------------

                                                           Value
Shares                                                    (Note 2)
-----------------------------------------------------------------------
COMMON STOCKS - 98.34%

            Durable Goods - 16.77%
      7,500 AlliedSignal, Inc.                            $     502,500
      5,000 Alltel Corp.                                        156,875
     14,600 Ameritech Corp.                                     885,125
      5,800 AMP, Inc.                                           222,575
      1,100 Armstrong World Industries, Inc.                     76,450
      2,800 Avery-Dennison Corp.                                 99,050
      3,800 Baker Hughes, Inc.                                  131,100
      5,100 Bay Networks, Inc. *                                106,463
      9,539 Boeing Co.                                        1,014,711
        800 Briggs & Stratton Corp.                              35,200
      1,000 Caliber System, Inc.                                 19,250
      1,900 Case Corp.                                          103,550
      5,100 Caterpillar, Inc.                                   383,775
     19,300 Chrysler Corp.                                      636,900
      2,100 Conrail, Inc.                                       209,213
      2,900 Cooper Industries, Inc.                             122,163
      2,200 Cooper Tire & Rubber Co.                             43,450
      1,600 Crane Co.                                            46,400
      1,000 Cummins Engine Co., Inc.                             46,000
      2,700 Dana Corp.                                           88,088
      6,800 Deere & Co.                                         276,250
      4,800 Dell Computer Corp. *                               255,000
      4,750 Dominion Resources, Inc.                            182,875
      3,100 DSC Communications Corp. *                           55,413
      2,000 Eaton Corp.                                         139,500
      1,600 Echlin, Inc.                                         50,600
      1,300 EG & G, Inc.                                         26,163
      5,900 Emerson Electric Co.                                570,825
        900 Fleetwood Enterprises, Inc.                          24,750
     31,400 Ford Motor Co.                                    1,000,875
     43,600 General Electric Co.                              4,310,950
     20,000 General Motors Corp.                              1,115,000
      1,300 General Signal Corp.                                 55,575
      3,200 Genuine Parts Co.                                   142,400
      1,400 Goodrich (B.F.) Co.                                  56,700
      4,100 Goodyear Tire & Rubber Co.                          210,638
      1,400 Grainger (W.W.), Inc.                               112,350
      1,000 Harris Corp.                                         68,625
        700 Helmerich & Payne, Inc.                              36,488
     26,900 Hewlett-Packard Co.                               1,351,725
      3,300 Illinois Tool Works, Inc.                           263,588
      2,900 Ingersoll-Rand Co.                                  129,050
     21,700 Intel Corp.                                       2,841,280
      1,100 Johnson Controls, Inc.                               91,163
      5,141 Lockheed Martin Corp.                               470,402
      1,242 LucasVarity Plc, ADR *                               47,196
      1,500 McDermott International, Inc.                        24,938
      5,600 McDonnell Douglas Corp.                             358,400
     18,100 MCI Communications Corp.                            591,644
      1,100 Millipore Corp.                                      45,513
      2,600 Moore Corp., Ltd.                                    52,975
     15,700 Motorola, Inc.                                      963,588
      1,300 National Service Industries, Inc.                    48,588
      6,800 Northern Telecom, Ltd.                              420,750
      1,500 Northrop Grumman Corp.                              124,125
        990 PACCAR, Inc.                                         67,320
      3,000 Pall Corp.                                           76,500
      1,950 Parker-Hannifin Corp.                                75,563
      1,700 Pep Boys-Manny, Moe & Jack                           52,275
      1,100 Perkin-Elmer Corp.                                   64,763
      2,200 Pioneer Hi-Bred International, Inc.                 154,000
      1,200 Raychem Corp.                                        96,150
      5,800 Rockwell International Corp. *                      353,075
      2,300 Rowan Cos., Inc.*                                    52,038
      2,200 Ryder System, Inc.                                   61,875
      2,000 Scientific-Atlanta, Inc.                             30,000
     11,400 Sprint Corp.                                        454,575
      1,500 Tandy Corp.                                          66,000
      4,700 Tellabs, Inc. *                                     176,838
      5,000 Texas Instruments, Inc.                             318,750
      2,200 Textron, Inc.                                       207,350
      4,100 Tyco International, Ltd.                            216,788
      6,500 Union Pacific Corp.                                 390,813
     16,500 U.S. West, Inc., Media Group *                      305,250
     11,200 Westinghouse Electric Corp.                         222,600
      8,600 Xerox Corp.                                         452,575
                                                          -------------
                                                             25,339,838
                                                          -------------

            Finance - 14.93%
      1,285 Aetna, Inc.                                         102,800
      2,800 Ahmanson (H.F.) & Co.                                91,000
      1,200 Alexander & Alexander Services, Inc.                 20,850
     11,769 Allstate Corp.                                      681,131
     12,600 American Express Co.                                711,900
      5,400 American General Corp.                              220,725
     12,400 American International Group, Inc.                1,342,300
      2,900 AON Corp.                                           180,163
     11,340 Banc One Corp.                                      487,620
      4,100 Bank of Boston Corp.                                263,425
     10,400 Bank of New York Co., Inc.                          351,000
      9,552 Bankamerica Corp.                                   952,812
      2,200 Bankers Trust New York Corp.                        189,750
      5,200 Barnett Banks, Inc.                                 213,850
      1,400 Beneficial Corp.                                     88,725
      4,100 Boatmen's Bancshares, Inc.                          264,450
     11,576 Chase Manhattan Corp.                             1,033,158
      4,600 Chubb Corp.                                         247,250
      2,000 Cigna Corp.                                         273,250
     12,500 Citicorp                                          1,287,500
      2,800 Comerica, Inc.                                      146,650
      5,900 Corestates Financial Corp.                          306,063
      4,266 Dean Witter Discover & Co.                          282,623
      4,700 Federal Home Loan Mortgage Corp.                    517,588
     28,900 Federal National Mortgage Association             1,076,525
      2,800 Fifth Third Bancorp                                 175,875
      3,600 First Bank System, Inc.                             245,700
      8,458 First Chicago NBD Corp.                             454,618
      7,525 First Union Corp.                                   556,850
      6,955 Fleet Financial Group, Inc.                         346,881
      2,200 General Re Corp.                                    347,050
      1,500 Golden West Financial Corp.                          94,688
      3,600 Great Western Financial Corp.                       104,400
      3,600 Green Tree Financial Corp.                          139,050
      2,600 Household International, Inc.                       239,850


                       See Notes to Financial Statements
                       ------------------------------------------------

-----------------------------------------------------------------------
                           Equity Index Fund
-----------------------------------------------------------------------

        PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
-----------------------------------------------------------------------

                                                           Value
Shares                                                    (Note 2)
-----------------------------------------------------------------------
            Finance (continued)
      4,300 Humana, Inc. *                                $      82,238
      3,100 ITT Hartford Group, Inc.                            209,250
      1,900 Jefferson-Pilot Corp.                               107,588
      6,000 KeyCorp                                             303,000
      2,800 Lincoln National Corp.                              147,000
      1,900 Marsh & Mclennan Cos., Inc.                         197,600
      1,100 MBIA, Inc.                                          111,375
      5,850 MBNA Corp.                                          242,775
      3,450 Mellon Bank Corp.                                   244,950
      4,400 Merrill Lynch & Co., Inc.                           358,600
      1,600 MGIC Investment Corp.                               121,600
      4,000 Morgan Stanley Group, Inc.                          228,500
      4,900 Morgan (J.P.) & Co., Inc.                           478,363
      5,900 National City Corp.                                 264,763
      7,620 NationsBank Corp.                                   744,855
      1,300 Nicor, Inc.                                          46,475
      9,800 Norwest Corp.                                       426,300
      9,000 PNC Bank Corp.                                      338,625
      2,500 Providian Corp.                                     128,438
      1,500 Republic New York Corp.                             122,438
      3,300 SAFECO Corp.                                        130,144
      2,900 Salomon, Inc.                                       136,663
      2,200 St. Paul Cos., Inc.                                 128,975
      1,900 Sun Co., Inc.                                        46,313
      5,900 SunTrust Banks, Inc.                                290,575
      1,900 Torchmark Corp.                                      95,950
      1,800 TransAmerica Corp.                                  142,200
     16,961 Travelers Group, Inc.                               769,605
      1,900 UNUM Corp.                                          137,275
      3,100 USF & G Corp.                                        64,713
        900 USLIFE Corp.                                         29,925
      4,900 UST, Inc.                                           158,638
      4,000 U.S. Bancorp                                        179,750
     12,700 U.S. West, Inc., Communications Group               409,575
      4,400 Wachovia Corp.                                      248,600
      2,433 Wells Fargo & Co.                                   656,302
                                                          -------------
                                                             22,568,006
                                                          -------------

            Chemicals and Drugs - 12.47%
     20,600 Abbott Laboratories                               1,045,450
      3,000 Air Products & Chemicals, Inc.                      207,375
        700 Alberto-Culver Co., Class B                          33,600
      1,300 Allegiance Corp.                                     35,913
      1,700 Allergan, Inc.                                       60,563
      2,200 ALZA Corp. *                                         56,925
     16,900 American Home Products Corp.                        990,763
      7,000 AMGEN, Inc. *                                       380,625
      3,500 Avon Products, Inc.                                 199,938
      1,500 Bausch & Lomb, Inc.                                  52,500
      7,200 Baxter International, Inc.                          295,200
      3,300 Becton Dickinson & Co.                              143,138
      2,600 Beverly Enterprises, Inc. *                          33,150
      4,700 Boston Scientific Corp. *                           282,000
     13,300 Bristol-Myers Squibb Co.                          1,446,375
      3,900 Colgate Palmolive Co.                               359,775
      6,400 Dow Chemical Co.                                    501,600
     14,900 Du Pont (E.I.) de Nemours & Co.                   1,406,188
      2,100 Eastman Chemical Co.                                116,025
      3,850 Engelhard Corp.                                      73,631
      1,000 FMC Corp. *                                          70,125
      2,400 Grace (W.R.) & Co.                                  124,200
      1,700 Great Lakes Chemical Corp.                           79,475
      2,000 Guidant Corp.                                       114,000
      2,700 Hercules, Inc.                                      116,775
      2,900 International Flavors & Fragrances, Inc.            130,500
     35,300 Johnson & Johnson                                 1,756,175
     14,600 Lilly (Eli) & Co.                                 1,065,800
        200 Mallinckrodt, Inc.                                    8,825
      1,700 Manor Care, Inc.                                     45,900
      6,300 Medtronic, Inc.                                     428,400
     31,900 Merck & Co., Inc.                                 2,528,075
     15,600 Monsanto Co.                                        606,450
      3,800 Morton International, Inc.                          154,850
      1,800 Nalco Chemical Co.                                   65,025
     17,100 Pfizer, Inc.                                      1,417,163
     13,480 Pharmacia & Upjohn, Inc.                            534,145
      4,100 Praxair, Inc.                                       189,113
      1,700 Rohm & Haas Co.                                     138,763
      9,800 Schering-Plough Corp.                               634,550
        600 Shared Medical Systems Corp.                         29,550
      2,300 Sherwin-Williams Co.                                128,800
        100 Sigma Aldrich Corp.                                   6,244
      3,400 Union Carbide Corp.                                 138,975
      1,700 United States Surgical Corp.                         66,938
      7,200 Warner-Lambert Co.                                  540,000
                                                          -------------
                                                             18,839,550
                                                          -------------

            Consumer Products - 10.77%
      3,500 ALCO Standard Corp.                                 180,688
      2,000 American Greetings Corp., Class A                    56,750
      1,600 Andrew Corp. *                                       84,900
     13,200 Anheuser-Busch Cos., Inc.                           528,000
      4,800 Applied Materials, Inc. *                           172,500
     14,422 Archer-Daniels-Midland Co.                          317,284
        800 Ball Corp.                                           20,800
      1,400 Bemis Co., Inc.                                      51,625
      1,300 Boise Cascade Corp.                                  41,275
      1,800 Brown-Forman Corp., Class B                          82,350
      6,200 Campbell Soup Co.                                   497,550
      6,400 Conagra, Inc.                                       318,400
      6,100 Corning, Inc.                                       282,125
      3,400 Crown Cork & Seal Co., Inc.                         184,875
      2,200 Deluxe Corp.                                         72,050
     17,943 Disney (Walt) Co.                                 1,249,281
      4,000 Donnelley (R.R.) & Sons Co.                         125,500
      2,600 Dow Jones & Co., Inc.                                88,075
      4,500 Dun & Bradstreet Corp.                              106,875
      8,800 Eastman Kodak Co.                                   706,200
        748 Footstar, Inc. *                                     18,607
      3,700 Gannett Co., Inc.                                   277,038
      3,600 General Instrument Corp. *                           77,850
      2,400 Georgia-Pacific Corp.                               172,800
     11,800 Gillette Co.                                        917,450
      3,300 Halliburton Co.                                     198,825

                       See Notes to Financial Statements
--------------------------------------------------------

-----------------------------------------------------------------------
                           Equity Index Fund
-----------------------------------------------------------------------

        PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
-----------------------------------------------------------------------

                                                           Value
Shares                                                    (Note 2)
-----------------------------------------------------------------------
            Consumer Products (continued)
        800 Harland (John H.) Co.                         $      26,400
      2,300 Hasbro, Inc.                                         89,413
      9,700 Heinz (H.J.) Co.                                    346,775
      4,100 Hershey Foods Corp.                                 179,375
      8,000 International Paper Co.                             323,000
      2,300 James River Corp. of Virginia                        76,188
      1,000 Jostens, Inc.                                        21,125
      5,600 Kellogg Co.                                         367,500
      7,520 Kimberly-Clark Corp.                                716,280
      1,000 King World Productions, Inc. *                       36,875
      2,500 Knight-Ridder, Inc.                                  95,625
      1,900 Liz Claiborne, Inc.                                  73,388
        500 Longs Drug Stores Corp.                              24,563
      7,212 Mattel, Inc.                                        200,133
      2,700 Maytag Corp.                                         53,325
      2,600 McGraw-Hill Cos., Inc.                              119,925
      1,400 Mead Corp.                                           81,375
        700 Meredith Corp.                                       36,925
      2,600 New York Times Co., Class A                          98,800
      7,600 Nike, Inc., Class B                                 454,100
      1,200 Polaroid Corp.                                       52,200
        800 Potlatch Corp.                                       34,400
     18,100 Procter & Gamble Co.                              1,945,750
      3,600 Quaker Oats Co.                                     137,250
      1,500 Reebok International, Ltd.                           63,000
      4,000 Rubbermaid, Inc.                                     91,000
      1,000 Russell Corp.                                        29,750
     12,800 Sara Lee Corp.                                      476,800
      9,900 Seagram Co., Ltd.                                   383,625
      1,600 Snap-On, Inc.                                        57,000
      2,400 Stanley Works                                        64,800
      2,610 Stone Container Corp.                                38,824
      1,300 Stride Rite Corp.                                    13,000
      4,700 Sysco Corp.                                         153,338
      1,710 TCI Satellite Entertainment, Inc., Class A *         16,886
      1,500 Temple-Inland, Inc.                                  81,188
      4,500 Tenneco, Inc. *                                     203,063
     15,080 Time Warner, Inc.                                   565,500
      2,600 Times Mirror Co., Class A                           129,350
      2,100 TJX Cos., Inc.                                       99,488
      1,600 Tribune Co.                                         126,200
      3,400 TRW, Inc.                                           168,300
      1,600 Tupperware Corp.                                     85,800
      1,800 Union Camp Corp.                                     85,950
      9,363 Viacom, Inc., Class B*                              326,535
      2,650 Westvaco Corp.                                       76,188
      5,300 Weyerhaeuser Co.                                    251,088
      2,000 Whirlpool Corp.                                      93,250
      3,100 Wrigley (Wm.) Jr. Co.                               174,375
                                                          -------------
                                                             16,274,661
                                                          -------------

            Energy - 9.40%
      2,500 Amerada Hess Corp.                                  144,688
     13,200 Amoco Corp.                                       1,062,600
      1,100 Asarco, Inc.                                         27,363
      1,700 Ashland, Inc.                                        74,588
      4,300 Atlantic Richfield Co.                              569,750
      3,300 Burlington Resources, Inc.                          166,238
     17,300 Chevron Corp.                                     1,124,500
      2,800 Coastal Corp.                                       136,850
      4,700 Dresser Industries, Inc.                            145,700
        500 Eastern Enterprises                                  17,688
        418 El Paso Natural Gas Co.                              21,109
      6,700 Enron Corp.                                         288,938
     32,900 Exxon Corp.                                       3,224,200
      3,900 Homestake Mining Co.                                 55,575
      1,300 Kerr-McGee Corp.                                     93,600
        900 Louisiana Land & Exploration Co.                     48,263
      2,900 Louisiana-Pacific Corp.                              61,263
     10,400 Mobil Corp.                                       1,271,400
      8,700 Occidental Petroleum Corp.                          203,363
        700 Oneok, Inc.                                          21,000
      2,800 Oryx Energy Co. *                                    69,300
      2,300 Pacific Enterprises                                  69,863
      1,000 Panenergy Corp.                                      45,000
      1,200 Pennzoil Co.                                         67,800
      7,000 Phillips Petroleum Co.                              309,750
     14,200 Royal Dutch Petroleum Co.                         2,424,650
      2,400 Santa Fe Energy Resources, Inc. *                    33,300
      6,500 Schlumberger, Ltd.                                  649,188
      2,300 Sonat, Inc.                                         118,450
      7,000 Texaco, Inc.                                        686,875
      6,581 Union Pacific Resources Co.                         192,494
      6,600 Unocal Corp.                                        268,125
      7,600 USX-Marathon Group                                  181,450
      2,220 USX-U.S. Steel Group, Inc.                           69,653
      1,400 Western Atlas, Inc. *                                99,225
      4,200 Williams Cos., Inc.                                 157,500
                                                          -------------
                                                             14,201,299
                                                          -------------

            Technology - 8.01%
      3,600 Advanced Micro Devices, Inc. *                       92,700
     13,300 Airtouch Communications, Inc. *                     335,825
      3,200 Amdahl Corp. *                                       38,800
      3,300 Apple Computer, Inc. *                               68,888
      1,200 Autodesk, Inc.                                       33,600
      7,700 Automatic Data Processing, Inc.                     330,138
      4,100 Cabletron Systems, Inc. *                           136,325
      1,800 Ceridian Corp. *                                     72,900
     17,200 Cisco Systems, Inc. *                             1,094,350
      7,200 Compaq Computer Corp. *                             534,600
      9,700 Computer Associates International, Inc              482,575
      2,000 Computer Sciences Corp. *                           164,250
      1,000 Data General Corp. *                                 14,500
      4,100 Digital Equipment Corp. *                           149,138
      6,200 EMC Corp. *                                         205,375
      1,300 Harnischfeger Industries, Inc.                       62,563
      3,400 Honeywell, Inc.                                     223,550
      1,300 Intergraph Corp. *                                   13,325
     13,700 International Business Machines Corp.             2,068,700
      3,100 ITT Corp. *                                         134,463
      3,100 ITT Industries, Inc.                                 75,950
      3,400 LSI Logic Corp. *                                    90,950
     16,898 Lucent Technologies, Inc.                           781,533


                       See Notes to Financial Statements
                       ------------------------------------------------

-----------------------------------------------------------------------
                           Equity Index Fund
-----------------------------------------------------------------------
        PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
-----------------------------------------------------------------------

                                                                Value
     Shares                                                    (Note 2)
-----------------------------------------------------------------------
            Technology (continued)
      5,500 Micron Technology, Inc.                       $     160,188
     31,700 Microsoft Corp. *                                 2,619,213
      3,700 National Semiconductor Corp. *                       90,188
      9,100 Novell, Inc. *                                       86,166
     17,425 Oracle Corp. *                                      727,494
      3,900 Pitney Bowes, Inc.                                  212,550
      5,700 Seagate Technology, Inc. *                          225,150
      4,600 Silicon Graphics, Inc. *                            117,300
      9,700 Sun Microsystems, Inc. *                            249,169
      3,100 Tandem Computers, Inc. *                             42,625
      4,600 3Com Corp. *                                        337,525
      4,600 Unisys Corp. *                                       31,050
                                                          -------------
                                                             12,103,616
                                                          -------------

            Utilities - 7.90%
      5,000 American Electric Power, Inc.                       205,625
     42,967 American Telephone & Telegraph Corp.              1,869,065
      3,950 Baltimore Gas & Electric Co.                        105,663
     11,600 Bell Atlantic Corp.                                 751,100
     26,300 BellSouth Corp.                                   1,061,863
      5,600 Browning-Ferris Industries, Inc.                    147,000
      4,000 Carolina Power & Light Co.                          146,000
      5,600 Central & South West Corp.                          143,500
      4,143 CINergy Corp.                                       138,273
      1,500 Columbia Gas System, Inc.                            95,438
      6,200 Consolidated Edison Co. of New York                 181,350
      2,500 Consolidated Natural Gas Co.                        138,125
      3,800 DTE Energy Co.                                      123,025
      5,300 Duke Power Co.                                      245,125
     11,500 Edison International                                228,563
      1,800 ENSERCH Corp.                                        41,400
      6,100 Entergy Corp.                                       169,275
      4,800 FPL Group, Inc.                                     220,800
        400 GPU, Inc.                                            13,450
     25,500 GTE Corp.                                         1,160,250
      6,200 Houston Industries, Inc.                            140,275
      8,300 Laidlaw, Inc., Class B                               95,450
      3,800 Niagara Mohawk Power Corp. *                         37,525
      3,600 Noram Energy Corp.                                   55,350
      1,800 Northern States Power Co.                            82,575
     11,700 NYNEX Corp.                                         563,063
      4,000 Ohio Edison Co.                                      91,000
     10,900 Pacific Gas & Electric Co.                          228,900
     11,300 Pacific Telesis Group                               415,275
      7,800 Pacificorp                                          159,900
      5,900 PECO Energy Co.                                     148,975
        900 Peoples Energy Corp.                                 30,488
      4,300 PP & L Resources, Inc.                               98,900
      6,300 Public Service Enterprise Group, Inc.               171,675
     16,000 SBC Communications, Inc.                            828,000
     17,800 Southern Co.                                        402,725
      5,900 Texas Utilities Co.                                 240,425
      5,700 Unicom Corp.                                        154,613
      2,700 Union Electric Co.                                  103,950
     12,800 WMX Technologies, Inc.                              417,600
     10,800 Worldcom, Inc. *                                    281,475
                                                          -------------
                                                             11,933,029
                                                          -------------

            Consumer Staples - 6.68%
      4,500 American Brands, Inc.                               223,313
      2,300 Black & Decker Corp.                                 69,288
      1,400 Clorox Co.                                          140,525
     65,900 Coca-Cola Co.                                     3,467,988
      1,000 Coors (Adolph) Co., Class B                          19,000
      2,000 Fruit of the Loom, Inc., Class A *                   75,750
      4,200 General Mills, Inc.                                 266,175
     11,100 Minnesota Mining & Manufacturing Co.                919,913
      4,200 Newell Co.                                          132,300
     41,200 PepsiCo, Inc.                                     1,205,100
     21,600 Philip Morris Cos., Inc.                          2,432,700
      2,800 Ralston Purina Co.                                  205,450
        500 Springs Industries, Inc., Class A                    21,500
      4,200 Unilever NV                                         736,050
      1,700 VF Corp.                                            114,750
      2,700 Whitman Corp.                                        61,763
                                                          -------------
                                                             10,091,565
                                                          -------------

            Retail - 3.81%
      6,700 Albertson's, Inc.                                   238,688
      3,900 American Stores Co.                                 159,413
      3,800 CPC International, Inc.                             294,500
        100 CVS Corp.                                             4,138
      2,800 Charming Shoppes, Inc. *                             14,175
      2,600 Circuit City Stores, Inc.                            78,325
      5,700 Dayton-Hudson Corp.                                 223,725
      3,000 Dillard Department Stores, Inc., Class A             92,625
      5,500 Federated Department Stores, Inc. *                 187,688
      1,000 Fleming Cos., Inc.                                   17,250
      7,500 Gap, Inc.                                           225,938
      1,600 Giant Food, Inc., Class A                            55,200
      1,000 Great Atlantic & Pacific Tea Co., Inc.               31,875
      1,900 Harcourt General, Inc.                               87,638
     12,800 Kmart Corp. *                                       132,800
      3,300 Kroger Co. *                                        153,450
      7,200 Limited, Inc.                                       132,300
      6,700 May Department Stores Co.                           313,225
      1,000 Mercantile Stores Co., Inc.                          49,375
      2,100 Nordstrom, Inc.                                      74,419
        640 Payless Shoesource *                                 24,000
      6,100 Penney (J.C.) Co., Inc.                             297,375
      5,256 Price Enterprises, Inc. *                           132,057
      3,200 Rite Aid Corp.                                      127,200
     10,400 Sears Roebuck & Co.                                 479,700
      1,800 Supervalu, Inc.                                      51,075
      7,300 Toys `R' Us, Inc. *                                 219,000
     60,800 Wal-Mart Stores, Inc.                             1,390,800
      6,500 Walgreen Co.                                        260,000
      4,000 Winn-Dixie Stores, Inc.                             126,500
      3,500 Woolworth Corp. *                                    76,563
                                                          -------------
                                                              5,751,017
                                                          -------------
            Metals and Mining - 1.45%
      6,000 Alcan Aluminum, Ltd.                                201,750
      4,602 Allegheny Teledyne, Inc.                            105,846
      4,600 Aluminum Co. of America                             293,250
      9,500 Barrick Gold Corp.                                  273,125
      5,900 Battle Mountain Gold Co.                             40,563

                     See Notes to Financial Statements.
-------------------------------------------------------

-----------------------------------------------------------------------
                           Equity Index Fund
-----------------------------------------------------------------------

        PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
-----------------------------------------------------------------------
                                                                Value
     Shares                                                    (Note 2)
-----------------------------------------------------------------------
            Metals and Mining (continued)
      3,000 Bethlehem Steel Corp. *                       $      27,000
      3,100 Biomet, Inc.                                         46,888
      2,500 Cyprus Amax Minerals Co.                             58,438
      3,700 Echo Bay Mines, Ltd.                                 24,513
      5,100 Freeport-Mcmoran Copper & Gold, Inc., Class B       152,363
      1,346 Getchell Gold Corp. *                                51,653
      4,500 Inco, Ltd., Class A                                 143,438
      1,300 Inland Steel Industries, Inc.                        26,000
      2,648 Newmont Mining Corp.                                118,498
      2,300 Nucor Corp.                                         117,300
      1,700 Phelps Dodge Corp.                                  114,750
      6,300 Placer Dome, Inc.                                   137,025
      1,700 Reynolds Metals Co.                                  95,838
      3,501 Santa Fe Pacific Gold Corp.                          53,828
        800 Timken Co.                                           36,700
        700 TRINOVA Corp.                                        25,463
      2,400 Worthington Industries, Inc.                         43,500
                                                          -------------
                                                              2,187,729
                                                          -------------

            Building and Construction - 1.43%
      2,800 Armco, Inc. *                                        11,550
        800 Centex Corp.                                         30,100
      2,500 Champion International Corp.                        108,125
      3,000 Dover Corp.                                         150,750
      2,200 Fluor Corp.                                         138,050
     12,733 Home Depot, Inc.                                    638,242
      1,000 Kaufman & Broad Home Corp.                           12,875
      3,000 Loews Corp.                                         282,750
      4,600 Lowe's Cos., Inc.                                   163,300
      4,200 Masco Corp.                                         151,200
        900 Newport News Shipbuilding, Inc. *                    13,500
      1,400 Owens-Corning Fiberglass Corp.                       59,675
      4,900 PPG Industries, Inc.                                275,013
        600 Pulte Corp.                                          18,450
      1,500 Willamette Industries, Inc.                         104,438
                                                          -------------
                                                              2,158,018
                                                          -------------
            Aerospace-Airlines - 0.87%
      2,400 AMR Corp. *                                         211,500
      2,000 Delta Air Lines, Inc.                               141,750
      1,700 General Dynamics Corp.                              119,850
      6,300 Raytheon Co.                                        303,188
      3,800 Southwest Airlines Co.                               84,075
      6,400 United Technologies Corp.                           422,400
      1,700 USAir Group, Inc. *                                  39,738
                                                          -------------
                                                              1,322,501
                                                          -------------

            Health Services - 0.84%
      1,500 Bard (C.R.), Inc.                                    42,000
     17,800 Columbia/HCA Healthcare Corp.                       725,350
      2,517 Fresenius Medical Care, ADR *                        70,791
      2,100 St. Jude Medical, Inc. *                             89,513
      5,700 Tenet Healthcare Corp. *                            124,688
      4,900 United Healthcare Corp.                             220,500
                                                          -------------
                                                              1,272,842
                                                          -------------


            Transportation - 0.68%
      4,084 Burlington Northern Santa Fe Corp.              $   352,756
        600 Consolidated Freightways Corp. *                      5,325
      5,700 CSX Corp.                                           240,825
      3,000 Federal Express Corp. *                             133,500
      3,300 Norfolk Southern Corp.                              288,750
                                                          -------------
                                                              1,021,156
                                                          -------------

            Business Services - 0.66%
      1,433 ACNielson Corp.                                      21,674
      4,500 Cognizant Corp.                                     148,500
      1,700 Ecolab, Inc.                                         63,962
     11,900 First Data Corp.                                    434,350
      3,400 HFS, Inc.                                           203,150
      2,100 Interpublic Group of Companies, Inc.                 99,750
      1,500 Safety Kleen Corp.                                   24,563
                                                          -------------
                                                                995,949
                                                          -------------

            Food Services - 0.62%
        700 Darden Restaurants, Inc.                              6,125
        600 Luby's Cafeterias, Inc.                              11,925
     18,500 McDonald's Corp.                                    837,125
      1,300 Ryan's Family Steak Houses, Inc. *                    8,938
      1,300 Shoney's, Inc. *                                      9,100
      3,400 Wendy's International, Inc.                          69,700
                                                          -------------
                                                                942,913
                                                          -------------

            Consumer Service - 0.33%
      2,800 Block (H & R), Inc.                                  81,200
     10,475 CUC International, Inc. *                           248,781
      6,200 Service Corp. International                         173,600
                                                          -------------
                                                                503,581
                                                          -------------

            Hotels-Leisure - 0.29%
      1,600 Choice Hotels International, Inc. *                  28,200
      2,700 Harrah's Entertainment, Inc. *                       53,663
      6,500 Hilton Hotels Corp.                                 169,813
      3,400 Marriott International, Inc.                        187,850
                                                          -------------
                                                                439,526
                                                          -------------

            Broadcasting - 0.25%
      8,600 Comcast Corp. Special, Class A                      153,188
     17,600 Tele-Communications, Inc., TCI Group, Class A       229,900
                                                          -------------
                                                                383,088
                                                          -------------
            Electronics - 0.07%
        900 Tektronix, Inc.                                      46,125
      1,400 Thomas & Betts Corp.                                 62,125
                                                          -------------
                                                                108,250
                                                          -------------

            Capital Goods - 0.07%
      1,100 Cincinnati Milacron, Inc.                            24,063
      1,100 Foster Wheeler Corp.                                 40,838
        900 Giddings & Lewis, Inc.                               11,588
        200 Nacco Industries, Inc., Class A                      10,700
      2,000 Navistar International Corp. *                       18,250
                                                          -------------
                                                                105,439
                                                          -------------

                         See Notes to Financial Statements.
                         -------------------------------------------------------

-----------------------------------------------------------------------
                           Equity Index Fund
-----------------------------------------------------------------------
        PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
-----------------------------------------------------------------------

                                                                Value
     Shares                                                    (Note 2)
-----------------------------------------------------------------------
            Leisure and Entertainment - 0.04%
      2,600 Brunswick Corp.                               $      62,400
                                                          -------------
            Total Common Stocks                             148,605,973
            (Cost $107,843,565)                           -------------

PREFERRED STOCKS - 0.01%

        261 Aetna, Inc., Class C                                 20,717
      2,400 Fresenius National Medical Care, Inc.,
            Class D *                                               264
                                                          -------------
            Total Preferred Stocks                               20,981
            (Cost $17,063)                                -------------

Par Value
---------

U.S. GOVERNMENT OBLIGATION (A) - 0.22%

            U.S. Treasury Bill - 0.22%
$   350,000 5.20%,11/13/97 (1)                            $     334,012
                                                          -------------
            Total U.S. Government Obligation                    334,012
            (Cost $334,301)                               -------------

COMMERCIAL PAPER (A) - 1.32%

  2,000,000 Rohm & Haas Co.
            6.75%, 01/02/97                                   1,999,625
                                                          -------------
            Total Commercial Paper                            1,999,625
            (Cost $1,999,625)                             -------------

INVESTMENT COMPANY - 0.15%

    223,554 Goldman Sachs Financial Square Prime
            Obligation Portfolio Fund                     $     223,554

            Total Investment Company                            223,554
            (Cost $223,554)                               -------------

Total Investments - 100.04%                                 151,184,145
                                                          -------------
(Cost $110,418,108)
Net Other Assets and Liabilities - (0.04)%                      (54,484)
                                                          -------------
Net Assets - 100.00%                                      $ 151,129,661
                                                          =============

---------------------------------
 *  Non income producting security.
(A) Effective yield at time of purchase.
ADR American Depositary Receipt
(1) Security has been deposited as initial margin on open futures contracts. At December 31, 1996, the Portfolio's open future contracts were as follows:

     Number of       Contract  Expiration  Current Opening       Market Value
Contracts Purchased   Type       Date        Position       at December 31, 1996
-------------------  --------- ----------  ---------------  --------------------
         6           S & P 500   03/97       $2,291,310           $2,233,500

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1996, the aggregate cost of investment securities for tax purposes was $110,464,861. Net realized appreciation (depreciation) aggregated $40,719,284, of which $42,911,029 related to appreciated investment securities and $(2,191,745) related to depreciated investment securities.

Distributions from long-term capital gains for the year ended December 31,1996 were $2,120,444. (Unaudited)

OTHER INFORMATION

For the year ended December 31, 1996, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $50,178,615 and $13,496,471 from non-governmental issuers, respectively.

                     See Notes to Financial Statements.
-------------------------------------------------------

-----------------------------------------------------------------------
                     Select Growth and Income Fund
-----------------------------------------------------------------------

              PORTFOLIO OF INVESTMENTS . December 31, 1996
-----------------------------------------------------------------------
                                                                Value
     Shares                                                    (Note 2)
-----------------------------------------------------------------------
COMMON STOCKS - 88.93%

            Durable Goods - 12.71%
    154,600 Corning, Inc.                                 $   7,150,250
    106,200 Crown Cork & Seal Co., Inc.                       5,774,625
     64,000 General Electric Co.                              6,328,000
    314,500 Hanson Plc, ADR                                   2,122,875
     92,500 McDermott International, Inc.                     1,537,813
     20,600 Rockwell International Corp.*                     1,254,025
     58,300 Texas Instruments, Inc.                           3,716,625
    313,000 Westinghouse Electric Corp.                       6,220,875
     65,700 Xerox Corp.                                       3,457,463
                                                          -------------
                                                             37,562,551
                                                          -------------

            Chemicals and Drugs - 11.33%
     87,800 Air Products & Chemicals, Inc.                    6,069,175
     82,800 Allegiance Corp.                                  2,287,350
     63,000 duPont (E.I.) deNemours & Co.                     5,945,625
    104,200 Grace (W.R.) & Co.                                5,392,350
     36,400 Merck & Co., Inc.                                 2,884,700
     92,000 Monsanto Co.                                      3,576,500
    131,300 Pharmacia & Upjohn, Inc.                          5,202,763
     28,600 Warner-Lambert Co.                                2,145,000
                                                          -------------
                                                             33,503,463
                                                          -------------

            Finance - 11.17%
     89,000 Aetna Life & Casualty Co.                         7,120,000
     58,900 Ahmanson (H.F.) & Co.                             1,914,250
     43,500 American Express Co.                              2,457,750
     70,000 Chase Manhattan Corp.                             6,247,500
     38,700 Citicorp                                          3,986,100
    106,800 Northern Trust Corp.                              3,871,500
    219,000 TIG Holdings, Inc.                                7,418,625
                                                          -------------
                                                             33,015,725
                                                          -------------

            Consumer Products - 9.64%
    123,700 Anheuser-Busch Cos., Inc.                         4,948,000
     51,100 Avon Products, Inc.                               2,919,088
     50,200 Eastman Kodak Co.                                 4,028,550
     19,000 Kellogg Co.                                       1,246,875
     77,500 Nabisco Holdings Corp., Class A                   3,012,813
     34,200 RJR Nabisco Holdings Corp.                        1,162,800
     30,100 Seagram Co., Ltd.                                 1,166,375
    120,500 Tupperware Corp.                                  6,461,813
     70,300 Varian Associates, Inc.                           3,576,513
                                                          -------------
                                                             28,522,827
                                                          -------------

            Technology - 7.33%
    186,500 AirTouch Communications, Inc.*                    4,709,125
    116,400 Electronic Data Systems Corp.                     5,034,300
     61,100 Honeywell, Inc.                                   4,017,325
     36,600 International Business Machines Corp.             5,526,600
     54,700 ITT Corp.*                                        2,372,613
                                                          -------------
                                                             21,659,963
                                                          -------------

            Energy - 7.31%
    100,000 Amerada Hess Corp.                            $   5,787,500
     36,500 Amoco Corp.                                       2,938,250
     43,400 Chevron Corp.                                     2,821,000
     87,877 IMC Global, Inc.                                  3,438,188
     86,400 Oryx Energy Co.*                                  2,138,400
     60,000 Tenneco, Inc.                                     2,707,500
     60,387 Union Pacific Resources Co.                       1,766,320
                                                          -------------
                                                             21,597,158
                                                          -------------

            Printing and Publishing - 6.29%
     68,400 Reader's Digest Association, Inc., Class A        2,753,100
    123,800 Time Warner, Inc.                                 4,642,500
     92,400 Tribune Co.                                       7,288,050
    211,100 U.S. West, Inc., Media Group*                     3,905,350
                                                          -------------
                                                             18,589,000
                                                          -------------

            Aerospace-Aircraft - 6.20%
     44,500 AMR Corp.                                         3,921,563
     19,546 Boeing Co.                                        2,079,206
     60,000 Lockheed Martin Corp.                             5,490,000
     33,700 Northrop Grumman Corp.                            2,788,675
     95,200 Sundstrand Corp.                                  4,046,000
                                                          -------------
                                                             18,325,444
                                                          -------------

            Metals and Mining - 2.88%
    198,100 Allegheny Teledyne, Inc.                          4,556,300
     14,800 Molten Metal Technology, Inc.*                      173,900
     56,000 Phelps Dodge Corp.                                3,780,000
                                                          -------------
                                                              8,510,200
                                                          -------------

            Utilities - 2.74%
     53,400 NYNEX Corp.                                       2,569,875
    170,000 WMX Technologies, Inc.                            5,546,250
                                                          -------------
                                                              8,116,125
                                                          -------------

            Consumer Staples - 2.40%
    105,300 Black & Decker Corp.                              3,172,163
     68,000 Litton Industries, Inc.*                          3,238,492
      6,100 Philip Morris Cos., Inc.                            687,013
                                                          -------------
                                                              7,097,668
                                                          -------------

            Health Services - 2.38%
    160,000 Baxter International, Inc.                        6,560,000
      9,800 Johnson & Johnson                                   487,550
                                                          -------------
                                                              7,047,550
                                                          -------------

            Retail - 2.12%
    144,800 Wal-Mart Stores, Inc.                             3,312,300
    135,500 Woolworth Corp.*                                  2,964,064
                                                          -------------
                                                              6,276,364
                                                          -------------

            Automotive - 1.92%
    110,000 Ford Motor Co.                                    3,506,250
     38,500 General Motors Corp., Class H                     2,165,625
                                                          -------------
                                                              5,671,875
                                                          -------------

                         See Notes to Financial Statements.
                         -------------------------------------------------------

--------------------------------------------------------------------------------
                         Select Growth and Income Fund
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
--------------------------------------------------------------------------------

                                                               Value
    Shares                                                    (Note 2)
--------------------------------------------------------------------------------
            Manufacturing - 1.18%
    152,800 Owens-Illinois, Inc.*                         $   3,476,200
                                                          -------------
            Hotels-Leisure - 1.33%
    246,000 Host Marriott Corp.*                              3,936,000
                                                          -------------
            Total Common Stocks                             262,908,113
            (Cost $219,239,811)                           -------------

PREFERRED STOCKS - 3.23%

     30,100 AirTouch Communications, Inc., Class B              820,225
     93,600 Globalstar Telecommunications, Ltd.               4,960,800
     42,700 Microsoft Corp., Series A*                        3,762,938
                                                          -------------
            Total Preferred Stocks                            9,543,963
            (Cost $8,768,793)                             -------------

Par Value
---------

CORPORATE NOTES AND BONDS - 1.46%

$ 1,000,000 Ford Motor Credit Co., MTN
            7.75%, 04/29/97                                   1,006,450
    465,000 General Motors Acceptance Corp., MTN
            7.85%, 11/17/97                                     472,928
  1,490,000 Molten Metal Technology, Inc.
            5.50%, 05/01/06 (A)                               1,005,750
  1,500,000 Platinum Technology, Inc.
            6.75%, 11/15/01                                   1,826,250
                                                          -------------
            Total Corporate Notes and Bonds                   4,311,378
            (Cost $4,484,232)                             -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.17%

            Federal National Mortgage Association - 2.34%
  7,000,000 5.34%, 03/17/97                                   6,922,125
                                                          -------------

            Federal Home Loan Bank - 0.83%
  2,500,000 5.61%, 06/12/97                                   2,441,163
                                                          -------------
            Total U.S. Government Agency Obligations          9,363,288
            (Cost $9,363,288)                             -------------

CERTIFICATE OF DEPOSIT - 0.67%

$ 2,000,000 Bayerische Vereinsbank AG
            6.30%, 11/25/98                                   2,000,000
                                                          -------------
            Total Certificate of Deposit                      2,000,000
            (Cost $2,000,000)                             -------------

COMMERCIAL PAPER (B) - 4.05%

  1,000,000 Cofco Capital Corp.
            5.55%, 02/19/97                                     992,446
  4,000,000 Receivables Capital Corp.
            5.57%, 01/28/97                                   3,983,290
  7,000,000 Rohm & Haas Co.
            6.75%, 01/02/97                                   6,998,688
                                                          -------------
            Total Commercial Paper                           11,974,424
            (Cost $11,974,424)                            -------------

   Shares
   ------

INVESTMENT COMPANY - 0.03%

     98,994 Goldman Sachs Financial Square Prime
            Obligation Portfolio Fund                            98,994
                                                          -------------
            Total Investment Company                             98,994
            (Cost $98,994)                                -------------

Total Investments - 101.54%                                 300,200,160
                                                          -------------
(Cost $255,929,542)
Net Other Assets and Liabilities - (1.54)%                   (4,562,173)
                                                          -------------
Net Assets - 100.00%                                      $ 295,637,987
                                                          =============

---------------------------------------
 *  Non income producing security.
MTN Medium Term Note
ADR American Depositary Receipt
(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 1996, this security amounted to $1,005,750 or 0.34% of net assets.
(B) Effective yield at time of purchase.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1996, the aggregate cost of investment securities for tax purposes was $255,929,724. Net unrealized appreciation (depreciation) aggregated $44,270,436, of which $49,153,318 related to appreciated investment securities and $(4,882,882) related to depreciated investment securities.

Distributions from long-term capital gains for the year ended December 31,1996 were $9,132,496. (Unaudited)

OTHER INFORMATION

For the year ended December 31, 1996, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $209,852,284 and $152,654,285 from non-governmental issuers, and $20,096,631 and $20,107,344 from U.S. Government and Agency issuers, respectively.

                     See Notes to Financial Statements.
-------------------------------------------------------

------------------------------------------------------------------------------
                               Select Income Fund
------------------------------------------------------------------------------
                  PORTFOLIO OF INVESTMENTS . December 31, 1996
------------------------------------------------------------------------------

                                                 Moody's Ratings      Value
Par Value                                          (Unaudited)       (Note 2)
------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.09%
            Federal National Mortgage Association (B) - 14.60%
$   265,694 7.00%, 07/01/23, Pool # 050765             Aaa        $    261,295
  1,250,000 8.00%, 07/25/23, REMIC                     Aaa           1,326,563
    272,433 7.00%, 12/01/23, Pool # 240476             Aaa             267,494
    268,064 7.00%, 01/01/24, Pool # 261764             Aaa             263,204
     42,536 7.00%, 05/01/24, Pool # 265289             Aaa              41,765
    391,073 7.00%, 06/01/24, Pool # 283173             Aaa             383,983
    877,601 7.00%, 06/01/24, Pool # 284717             Aaa             861,690
    355,112 7.00%, 07/01/25, Pool # 307012             Aaa             347,453
    304,344 7.00%, 07/01/25, Pool # 315035             Aaa             297,779
    195,361 7.00%, 07/01/25, Pool # 317579             Aaa             191,147
    906,184 7.00%, 08/01/25, Pool # 250345             Aaa             886,638
    215,510 7.00%, 08/01/25, Pool # 318107             Aaa             210,861
    151,829 7.00%, 08/01/25, Pool # 318348             Aaa             148,554
    780,949 7.00%, 08/01/25, Pool # 318863             Aaa             764,104
    425,405 7.00%, 08/01/25, Pool # 319485             Aaa             416,229
    450,101 7.00%, 08/01/25, Pool # 320333             Aaa             440,392
    298,775 7.00%, 09/01/25, Pool # 303555             Aaa             292,330
    350,381 7.00%, 09/01/25, Pool # 317782             Aaa             342,824
    376,104 6.50%, 01/01/26, Pool # 335089             Aaa             359,180
    243,703 6.50%, 03/01/26, Pool # 340878             Aaa             232,432
    292,435 7.00%, 04/01/26, Pool # 303841             Aaa             286,303
    626,602 6.50%, 04/01/26, Pool # 344046             Aaa             598,060
    774,785 6.50%, 05/01/26, Pool # 338413             Aaa             738,951
  1,384,660 7.00%, 09/01/26, Pool # 345859             Aaa           1,355,180
                                                                  ------------
                                                                    11,314,411
                                                                  ------------

            Government National Mortgage Association (B) - 7.83%
    139,408 9.00%, 05/15/16, Pool # 160578             Aaa             149,476
    219,363 9.00%, 07/15/16, Pool # 162910             Aaa             235,332
    538,553 9.00%, 10/15/16, Pool # 188832             Aaa             577,760
    202,885 9.00%, 08/15/17, Pool # 231937             Aaa             217,233
    400,726 9.00%, 12/15/17, Pool # 780201             Aaa             431,903
     48,879 9.00%, 07/15/18, Pool # 257346             Aaa              52,336
     16,135 9.00%, 11/15/19, Pool # 281963             Aaa              17,209
     34,417 7.50%, 03/15/23, Pool # 342553             Aaa              34,578
    845,688 7.00%, 07/15/23, Pool # 326534             Aaa             831,683
    356,208 7.00%, 11/15/23, Pool # 370890             Aaa             349,974
    395,881 7.00%, 02/15/24, Pool # 376403             Aaa             388,953
    387,066 7.00%, 07/15/24, Pool # 352919             Aaa             380,292
    139,027 9.00%, 08/15/24, Pool # 352129             Aaa             146,846
    844,228 9.00%, 08/15/24, Pool # 403934             Aaa             891,708
    235,057 9.00%, 11/15/24, Pool # 780029             Aaa             251,729
    204,577 9.00%, 01/15/25, Pool # 403688             Aaa             215,637
    288,494 7.00%, 07/15/25, Pool # 780204             Aaa             283,446
     75,528 9.00%, 10/15/25, Pool # 380235             Aaa              79,775
    503,885 9.00%, 08/15/26, Pool # 431960             Aaa             530,948
                                                                  ------------
                                                                     6,066,818
                                                                  ------------

            U.S. Treasury Bond - 8.38%
  4,000,000 8.13%, 08/15/19                            Aaa           4,626,880
  1,650,000 7.88%, 02/15/21                            Aaa           1,865,000
                                                                  ------------
                                                                     6,491,880
                                                                  ------------

            U.S. Treasury Notes - 7.12%
$ 1,000,000 6.75%, 05/31/97                            Aaa        $  1,005,160
    375,000 5.13%, 02/28/98                            Aaa             372,596
    300,000 5.38%, 05/31/98                            Aaa             298,452
    450,000 6.25%, 07/31/98                            Aaa             452,885
  2,000,000 5.13%, 11/30/98                            Aaa           1,973,440
    300,000 6.88%, 07/31/99                            Aaa             306,093
    225,000 7.13%, 02/29/00                            Aaa             231,644
    675,000 6.13%, 07/31/00                            Aaa             675,000
    200,000 6.38%, 08/15/02                            Aaa             201,312
                                                                  ------------
                                                                     5,516,582
                                                                  ------------

            Federal Home Loan Mortgages - 6.30%
    369,771 6.50%, 03/01/26, Pool # D69086             Aaa             353,941
    550,166 6.50%, 04/01/26, Pool # D69873             Aaa             526,140
    987,517 7.50%, 05/01/26, Pool # D71610             Aaa             989,018
    492,985 7.50%, 07/01/26, Pool # D72669             Aaa             493,734
    663,472 7.50%, 08/01/26, Pool # C00473             Aaa             664,481
    195,281 7.50%, 08/01/26, Pool # D73511             Aaa             195,578
    197,332 7.50%, 08/01/26, Pool # D73883             Aaa             197,632
    493,987 7.50%, 09/01/26, Pool # D74184             Aaa             494,738
    966,567 7.50%, 09/01/26, Pool # D74568             Aaa             968,036
                                                                  ------------
                                                                     4,883,298
                                                                  ------------

            U.S. Treasury Bond, Interest Strip - 1.46%
  1,300,000 4.30%, 08/15/08*                           Aaa             607,880
    825,000 3.44%, 05/15/18*                           Aaa             192,027
  1,525,000 3.35%, 02/15/19*                           Aaa             335,759
                                                                  ------------
                                                                     1,135,666
                                                                  ------------

            U.S. Agency Bond - 0.40%
    304,807 Federal Deposit Insurance Corp.
            Series 1994-C1, REMIC
            7.85%, 09/25/25                            Aaa             308,712
                                                                  ------------
            Total U.S. Government
            and Agency Obligations                                  35,717,367
                                                                  ------------
            (Cost $35,409,385)

CORPORATE NOTES AND BONDS - 41.04%

            Finance - 14.18%
    600,000 Advanta Corp., Series B, MTN
            7.00%, 05/01/01                            Baa             601,272
    550,000 BHP Finance USA, Ltd.
            6.42%, 03/01/26                            A               544,451
    618,421 Chase Commercial Mortgage Securities
            7.60%, 12/18/05                            NR              637,555
    500,000 Duke Realty, LP
            7.25%, 09/22/02                            Baa             496,945
    450,000 Finova Capital Corp.
            6.45%, 06/01/00                            Baa             448,430
    275,000 Ford Motor Credit Co.
            6.85%, 08/15/00                            A               277,527
    325,000 Ford Motor Credit Co.
            5.75%, 01/25/01                            A               314,620

                       See Notes to Financial Statements
                       -------------------------------------------------------

--------------------------------------------------------------------------------
                           Select Income Fund
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
------------------------------------------------------------------------------

                                                 Moody's Ratings      Value
Par Value                                          (Unaudited)       (Note 2)
------------------------------------------------------------------------------
              Finance (continued)
$   400,000   Franchise Finance Corp. of America
              7.00%, 11/30/00                          Baa        $    400,116
    600,000   General Electric Capital Corp.
              6.66%, 05/01/18                          Aaa             603,756
    550,000   General Motors Acceptance Corp., MTN
              6.70%, 04/30/01                          A               551,535
    650,000   Green Tree Financial Corp.
              7.24%, 11/15/28                          NR              638,014
    125,000   Greyhound Financial Corp.
              8.50%, 02/15/99                          Baa             130,196
  1,100,000   Highwoods/Forsyth, LP
              6.75%, 12/01/03                          Baa           1,079,177
    500,000   Integra Financial Corp.
              Subordinate Note
              6.50%, 04/15/00                          A               497,275
  1,000,000   Merrill Lynch Mortgage Investors, Inc.
              6.96%, 12/21/28                          NR              929,380
    625,000   Sears Roebuck Acceptance Corp., MTN
              6.69%, 04/30/01                          A               626,725
    600,000   Security Connecticut Corp., MTN
              7.13%, 03/01/03                          Baa             588,408
    450,000   TIG Holdings, Inc.
              8.13%, 04/15/05                          Baa             475,187
  1,150,000   United Companies Financial Corp.
              7.70%, 01/15/04                          Ba            1,150,000
                                                                  ------------
                                                                    10,990,569
                                                                  ------------

              Banking - 5.67%
    275,000   Capital One Bank, MTN
              8.13%, 03/01/00                          Baa             285,791
    325,000   Capital One Bank, MTN
              5.95%, 02/15/01                          Baa             313,957
    550,000   Chase Manhattan Corp.
              9.38%, 07/01/01                          A               606,617
  1,050,000   First Union Corp.
              Subordinated Notes
              6.55%, 10/15/35                          A             1,021,797
    450,000   First USA Bank, MTN
              5.75%, 01/15/99                          Baa             443,970
    900,000   First USA Bank, MTN
              7.00%, 08/20/01                          Baa             900,252
    400,000   St. George Bank, Ltd.
              6.88%, 04/01/99 (A)                      Baa             400,632
    425,000   St. George Bank, Ltd.
              Subordinated Notes
              7.15%, 10/15/05 (A)                      Baa             424,329
                                                                  ------------
                                                                     4,397,345
                                                                  ------------

              Securities Brokers and Dealers - 5.31%
    190,000   Bear Stearns Cos., Inc.
              Senior Note
              6.75%, 08/15/00                          A               191,138
    150,000   Goldman Sachs Group, LP
              6.88%, 09/15/99 (A)                      A               151,869
    575,000   Goldman Sachs Group, LP
              6.38%, 06/15/00 (A)                      A               571,332
    400,000   Goldman Sachs Group, LP
              6.20%, 12/15/00                          A               391,352
    575,000   Merrill Lynch & Co., Inc.
              6.00%, 01/15/01                          AA              563,937
    400,000   Morgan Stanley Group, Inc.
              8.10%, 06/24/02                          A               422,076
     50,000   Salomon, Inc., MTN
              6.40%, 04/05/99                          Baa              49,699
    325,000   Salomon, Inc.
              7.00%, 05/15/99                          Baa             327,568
    175,000   Salomon, Inc., MTN
              6.82%, 07/26/99                          Baa             176,155
    100,000   Salomon, Inc.
              7.13%, 08/01/99                          Baa             101,122
    250,000   Salomon, Inc., MTN
              6.63%, 11/30/00                          Baa             247,818
    550,000   Salomon, Inc.
              7.25%, 05/01/01                          Baa             555,203
    350,000   Smith Barney Holdings, Inc.
              7.88%, 10/01/99                          A               362,530
                                                                  ------------
                                                                     4,111,799
                                                                  ------------

              Real Estate - 4.33%
    500,000   Avalon Properties, Inc.
              Senior Note, REIT
              7.38%, 09/15/02                          Baa             504,425
    400,000   ERP Operating, LP
              8.50%, 05/15/99 (A)                      Baa             414,236
    200,000   ERP Operating, LP
              7.95%, 04/15/02                          Baa             207,418
    650,000   Meditrust, REIT
              7.82%, 09/10/26                          Baa             668,889
    500,000   Shopping Center Associates
              6.75%, 01/15/04 (A)                      A               486,025
    450,000   Spieker Properties, LP
              6.65%, 12/15/00                          Baa             443,922
    625,000   Trinet Corporate Realty Trust, Inc.
              7.30%, 05/15/01                          Baa             631,625
                                                                  ------------
                                                                     3,356,540
                                                                  ------------

              Industrial - 3.37%
  1,200,000   Comdisco, Inc.
              5.75%, 02/15/01                          Baa           1,161,588
  1,250,000   Cominco, Ltd.
              6.88%, 02/15/06                          Baa           1,193,263
    250,000   Falconbridge, Ltd.
              7.35%, 11/01/06                          Baa             252,533
                                                                  ------------
                                                                     2,607,384
                                                                  ------------

                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                              Select Income Fund
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
------------------------------------------------------------------------------

                                                 Moody's Ratings      Value
Par Value                                          (Unaudited)       (Note 2)
------------------------------------------------------------------------------
                Print and Publishing - 2.49%
$   275,000     News America Holdings, Inc.
                9.50%, 07/15/24                        Baa        $    312,048
    200,000     News America Holdings, Inc.
                7.70%, 10/30/25                        Baa             189,328
    575,000     Time Warner, Inc.
                9.13%, 01/15/13                        Ba              627,728
    220,000     Time Warner, Inc.
                9.15%, 02/01/23                        Ba              238,478
    575,000     Time Warner, Inc.
                6.85%, 01/15/26                        Ba              560,642
                                                                  ------------
                                                                     1,928,224
                                                                  ------------

                Insurance - 2.31%
    575,000     Equitable Life Assurance Society
                7.70%, 12/01/15 (A)                    A               574,759
    800,000     Markel Corp.
                7.25%, 11/01/03                        Ba              792,408
    400,000     USF & G Corp.
                Senior Note
                8.38%, 06/15/01                        Baa             424,833
                                                                  ------------
                                                                     1,792,000
                                                                  ------------

                Oil, Gas, and Petroleum - 2.31%
  1,350,000     Methanex Corp.
                7.75%, 08/15/05                        Baa           1,387,125
    300,000     System Energy Resources, Inc.
                6.00%, 04/01/98                        Baa             298,050
    100,000     System Energy Resources, Inc.
                7.63%, 04/01/99                        Baa             101,869
                                                                  ------------
                                                                     1,787,044
                                                                  ------------

                Manufacturing - 1.07%
    425,000     Noranda Forest, Inc., Debenture
                8.88%, 10/15/99                        Baa             446,603
    400,000     Scherer (R.P.) Corp.
                Senior Note
                6.75%, 02/01/04                        Ba              385,124
                                                                  ------------
                                                                       831,727
                                                                  ------------
                Total Corporate Notes and Bonds                     31,802,632
                (Cost $31,563,064)                                ------------


ASSET-BACKED SECURITIES - 8.11%

    441,720     Advanta Mortgage Loan Trust,
                Series 93-4 5.50%, 03/25/10            Aaa             422,063
  1,200,000     Contimortgage Home Equity Loan Trust,
                Class A 6.88%, 01/15/28                Aaa           1,183,500
    325,000     EQCC Home Equity Loan Trust,
                Series 1996-1 6.19%, 12/15/10          Aaa             314,454
    925,000     EQCC Home Equity Loan Trust,
                Series 1996-4 6.89%, 10/15/11          Aaa             923,270
    159,856     Fund America Investors Corp. II,
                1993-F 5.40%, 09/25/09                 Aaa             153,462
    550,000     The Money Store Home Equity Trust,
                1996-D 7.00%, 01/15/14                 Aaa             547,080
    625,000     The Money Store Home Equity Trust,
                1996-B 7.18%, 02/15/15                 Aaa             632,425
    575,000     Mortgage Capital Funding, Inc.,
                Series 96-MC-1 7.90%, 02/15/06         NR              609,500
    118,419     Resolution Trust Corp.
                8.00%, 04/25/25                        Baa             120,750
    275,000     Resolution Trust Corp.
                6.90%, 06/01/25                        A               270,188
    285,312     Resolution Trust Corp.
                7.45%, 09/15/25                        Baa             284,242
    625,000     Resolution Trust Corp.
                8.00%, 06/25/26                        NR              640,431
    181,622     UCFC Home Equity Loan Trust, 1994-B2
                7.10%, 03/10/23                        Aaa             182,871
                                                                  ------------
                Total Asset-Backed Securities                        6,284,236
                Cost ($6,217,616)                                 ------------


COMMERCIAL PAPER (C) - 2.19%

  1,700,000     Federal National Mortgage Association
                5.52%, 01/16/97                        Aaa           1,696,276
                                                                  ------------
                Total Commercial Paper                               1,696,276
                (Cost $1,696,276)                                 ------------

      Shares
      ------
INVESTMENT COMPANY - 1.44%

  1,118,722     ILA Prime Obligation Portfolio Fund,
                Class B                                              1,118,722
                                                                  ------------
                Total Investment Company                             1,118,722
                (Cost $1,118,722)                                 ------------


Total Investments - 98.87%                                          76,619,233
(Cost $76,005,063)                                                ------------

Net Other Assets and Liabilities - 1.13%                               879,110
                                                                  ------------
Net Assets - 100.00%                                              $ 77,498,343
                                                                  ============

------------------------------
 * Stripped securities represent the splitting of cash flows into interest and principal. Holders, as indicated, are entitled to that portion of payment representing interest only or principal only.
(A) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 1996, these securities amounted to $3,023,182 or 3.90% of net assets.
(B)   Pass Through Certificates
(C)   Effective yield at time of purchase.
MTN   Medium Term Note
REIT  Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

                      See Notes to Financial Statements.
                      --------------------------------------------------------

--------------------------------------------------------------------------------
                               Select Income Fund
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1996, the aggregate cost of investment securities for tax purposes was $76,015,026. Net unrealized appreciation (depreciation) aggregated $604,207, of which $1,047,795 related to appreciated investment securities and $(443,588) related to depreciated investment securities.

As of December 31, 1996, the portfolio had capital loss carryforwards which expire as follows: $934,165 in 2002; and $500,277 in 2004.


OTHER INFORMATION

For the year ended December 31, 1996, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $29,126,201 and $16,858,910 from non-governmental issuers, respectively, and $59,448,370 and $53,460,429 from U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

                Moody's Ratings (Unaudited)
              Aaa                56.13%
              Aa                  0.75
              A                  10.41
              Baa                23.16
              Ba                  4.97
              NR (Not Rated)      4.58
                                ------
                                100.00%

                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                          Investment Grade Income Fund
--------------------------------------------------------------------------------
              PORTFOLIO OF INVESTMENTS . December 31, 1996
------------------------------------------------------------------------------

                                                 Moody's Ratings      Value
Par Value                                          (Unaudited)       (Note 2)
------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.59%

                Federal National
                Mortgage Association - 14.43%
$   948,829     6.50%, 05/01/08, Pool # 050730 (C)     Aaa        $    938,003
    727,582     8.50%, 07/01/08, Pool # 010001 (C)     Aaa             759,384
    286,965     8.00%, 04/01/09, Pool # 111253 (C)     Aaa             294,761
    917,612     9.00%, 02/01/10, Pool # 303165 (C)     Aaa             960,602
  1,793,300     6.50%, 09/01/10, Pool # 327824 (C)     Aaa           1,763,082
    358,349     7.00%, 05/01/17, Pool # 068635 (C)     Aaa             360,037
  1,669,533     8.00%, 04/01/22, Pool # 124267 (C)     Aaa           1,712,173
  1,987,856     8.00%, 01/01/23, Pool # 125178 (C)     Aaa           2,036,300
    956,825     8.00%, 04/01/23, Pool # 124834 (C)     Aaa             980,143
  2,379,051     7.00%, 11/01/23, Pool # 050930 (C)     Aaa           2,335,919
     55,197     7.00%, 11/01/23, Pool # 249703 (C)     Aaa              54,196
  3,599,502     6.50%, 01/01/24, Pool # 050965 (C)     Aaa           3,452,138
    657,472     7.00%, 02/01/24, Pool # 050993 (C)     Aaa             645,552
  2,098,589     7.50%, 10/01/25, Pool # 321152 (C)     Aaa           2,100,184
    418,211     7.50%, 10/01/26, Pool # 359890 (C)     Aaa             418,408
    652,789     7.50%, 12/01/26, Pool # 362034 (C)     Aaa             652,378
    404,000     7.50%, 12/01/26, Pool # 366778 (C)     Aaa             403,745
  2,841,481     7.50%, 12/01/26 (D)                    Aaa           2,839,691
                                                                  ------------
                                                                    22,706,696
                                                                  ------------

                Federal Home Loan
                Mortgage Corporation (C) - 9.12%
    466,841     9.50%, 03/01/01, Pool # 200029         Aaa             487,121
    274,986     6.50%, 06/01/04, Pool # 548801         Aaa             273,292
    344,972     6.50%, 08/01/04, Pool # 181863         Aaa             343,361
  1,672,268     7.50%, 01/01/07, Pool # E00071         Aaa           1,701,951
    419,198     8.00%, 04/01/07, Pool # 170014         Aaa             431,150
    408,923     8.00%, 09/01/08, Pool # 530125         Aaa             419,853
    271,625     8.00%, 04/01/09, Pool # 534627         Aaa             277,481
    183,545     8.00%, 06/01/09, Pool # 184989         Aaa             188,653
    346,215     8.00%, 08/01/09, Pool # 546108         Aaa             355,850
  3,903,063     7.00%, 08/01/10, Pool # E20187         Aaa           3,906,303
     40,537     7.00%, 09/01/11, Pool # E65257         Aaa              40,511
    486,682     7.00%, 11/01/11, Pool # E65777         Aaa             486,376
  1,260,000     7.00%, 12/01/11, Pool # E20276         Aaa           1,259,206
  1,269,964     7.90%, 07/01/16, Pool # W30001         Aaa           1,330,684
    634,983     8.75%, 05/01/17, Pool # A00870         Aaa             666,846
    517,238     7.50%, 10/01/18, Pool # 304313         Aaa             523,155
    740,485     9.50%, 08/01/19, Pool # 555229         Aaa             796,481
     26,276     9.50%, 08/01/20, Pool # A00742         Aaa              28,433
     25,331     10.00%, 10/01/20, Pool # D13442        Aaa              27,715
    244,576     10.00%, 12/01/20, Pool # D06613        Aaa             267,696
    489,830     9.50%, 02/01/21, Pool # D06612         Aaa             530,540
                                                                  ------------
                                                                    14,342,658
                                                                  ------------

                U.S. Treasury Notes - 8.41%
  1,300,000     5.13%, 02/28/98                        Aaa           1,291,667
    750,000     5.13%, 04/30/98                        Aaa             744,255
  4,070,000     5.88%, 03/31/99                        Aaa           4,066,174
  1,500,000     7.75%, 01/31/00                        Aaa           1,569,615
  5,730,000     5.75%, 08/15/03                        Aaa           5,558,100
                                                                  ------------
                                                                    13,229,811
                                                                  ------------
                U.S. Treasury Bonds - 7.79%
  4,565,000     7.25%, 05/15/16                        Aaa           4,820,366
  1,500,000     7.50%, 11/15/16                        Aaa           1,623,746
  2,750,000     7.63%, 11/15/22                        Aaa           3,035,753
  2,662,000     7.13%, 02/15/23                        Aaa           2,779,288
                                                                  ------------
                                                                    12,259,153
                                                                  ------------

                Government National
                Mortgage Association - 4.19%
  1,719,995     9.50%, 02/15/06, Pool # 780238         Aaa           1,830,367
    323,750     6.50%, 09/15/08, Pool # 357124 (C)     Aaa             320,661
    170,617     9.00%, 08/15/16, Pool # 165233 (C)     Aaa             183,079
    237,198     9.00%, 08/15/16, Pool # 173341 (C)     Aaa             254,522
    289,281     8.00%, 08/15/22, Pool # 323199 (C)     Aaa             297,236
  1,056,308     7.00%, 06/15/23, Pool # 349678 (C)     Aaa           1,038,815
    440,116     8.00%, 08/15/26, Pool # 431243         Aaa             448,918
    418,138     8.00%, 09/15/26, Pool # 421495         Aaa             426,501
    496,513     8.00%, 09/15/26, Pool # 431341         Aaa             506,443
  1,257,477     8.00%, 09/15/26, Pool # 436476         Aaa           1,282,627
                                                                  ------------
                                                                     6,589,169
                                                                  ------------

                Federal Home Loan Bank - 0.65%
  1,000,000     7.89%, 12/23/97                        Aaa           1,019,840
                                                                  ------------
                Total U.S. Government
                and Agency Obligations                              70,147,327
                (Cost $69,889,085)                                ------------


CORPORTATE NOTES AND BONDS - 34.93%

                Finance - 8.14%
  1,450,000     BCH Cayman Islands, Ltd.
                Yankee Subordinated Note, Guaranteed
                6.50%, 02/15/06                        A             1,374,383
  1,000,000     Capital One Bank, MTN
                5.95%, 02/15/01                        Baa             966,022
    500,000     Coles Myer Finance USA, Ltd., MTN,
                Guaranteed 5.45%, 07/16/98             A               495,310
  1,300,000     Ford Motor Credit Co.
                6.25%, 12/08/05                        A             1,231,724
  1,500,000     General Motors Acceptance Corp.
                7.00%, 03/01/00                        A             1,518,840
    800,000     Heller Financial, Inc.
                7.75%, 05/15/97                        A               805,104
  1,500,000     Merita Bank, Ltd., Yankee Subordinated
                Note 6.50%, 01/15/06                   A             1,429,035
  1,500,000     RHG Finance Corp., Guaranteed
                8.88%, 10/01/05                        Ba            1,585,680
  1,300,000     Santander Financial Issuances, Ltd.
                Yankee Subordinated Note, Guaranteed
                7.75%, 05/15/05                        A             1,353,066
  1,975,000     Zions Institutional Capital Trust
                Series A 8.54%, 12/15/26 (B)           A             2,054,000
                                                                  ------------
                                                                    12,813,164
                                                                  ------------

                      See Notes to Financial Statements.
                      --------------------------------------------------------

--------------------------------------------------------------------------------
                          Investment Grade Income Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
--------------------------------------------------------------------------------

                                                 Moody's Ratings         Value
Par Value                                          (Unaudited)          (Note 2)
--------------------------------------------------------------------------------
             Oil, Gas, and Petroleum - 4.15%
$ 1,350,000  Coastal Corp., Senior Debenture
             9.75%, 08/01/03                              Baa      $  1,534,356
  1,000,000  Parker & Parsley Petroleum Co., Senior Note
             8.88%, 04/15/05                              Baa         1,106,690
    700,000  Southwest Gas Corp., Debenture, Series F
             9.75%, 06/15/02                              Baa           789,488
    580,000  Texas Utilities Electric Co., First Mortgage
             7.38%, 10/01/25                              Baa           545,942
  1,000,000  Tosco Corp., First Mortgage, Series A
             9.00%, 03/15/97                              Baa         1,015,000
  1,500,000  Valero Energy Corp., MTN
             7.50%, 05/31/01                              Ba          1,543,590
                                                                   ------------
                                                                      6,535,066
                                                                   ------------

             Utilities - 3.55%
  2,170,000  Connecticut Light & Power Co.
             First Mortgage, Series 94D
             7.88%, 10/01/24                              Baa         2,233,559
  1,000,000  Empresa Electrica Pehuenche S.A.
             Yankee Note
             7.30%, 05/01/03                              Baa         1,010,910
  1,250,000  PECO Energy Co.
             First Mortgage, Series 1992
             7.50%, 01/15/99                              Baa         1,277,325
  1,050,000  Sithe/Independence Funding Corp.
             Guaranteed, Series A
             9.00%, 12/30/13                              Baa         1,067,420
                                                                   ------------
                                                                      5,589,214
                                                                   ------------

             Securities Brokers, Dealers and Exchanges - 3.39%
  1,300,000  Donaldson Lufkin & Jenrette, Inc.
             Senior Note
             6.88%, 11/01/05                              Baa         1,266,642
  1,500,000  Legg Mason, Inc., Senior Note
             6.50%, 02/15/06                              Baa         1,415,115
  1,500,000  Paine Webber Group, Inc., Debenture
             9.25%, 12/15/01                              Baa         1,644,120
  1,000,000  Salomon, Inc., Senior Note
             7.25%, 05/01/01                              Baa         1,009,460
                                                                   ------------
                                                                      5,335,337
                                                                   ------------

             Transportation - 2.89%
  1,300,000  AMR Corp., Debenture
             9.50%, 05/15/01                              Baa         1,424,202
    900,000  Consolidated Freightways, Inc.
             9.13%, 08/15/99                              Baa           946,080
  2,003,000  United Air Lines, Inc.
             9.00%, 12/15/03                              Baa         2,179,264
                                                                   ------------
                                                                      4,549,546
                                                                   ------------

             Manufacturing - 2.12%
  1,500,000  Black & Decker Corp.
             6.63%, 11/15/00                              Baa         1,498,125
  1,200,000  Boise Cascade Corp., Debenture
             10.13%, 12/15/97                             Baa         1,243,500
    600,000  Chesapeake Corp., Debenture
             7.20%, 03/15/05                              Baa           590,040
                                                                   ------------
                                                                      3,331,665
                                                                   ------------

             Telephone and Telecommunications - 1.91%
  1,000,000  GTE Corp., Debenture
             8.85%, 03/01/98                              A           1,031,020
    500,000  GTE Corp., Debenture
             8.75%, 11/01/21                              A             580,000
  1,550,000  TCI Communications, Inc., Senior Debenture
             7.88%, 02/15/26                              Ba          1,386,413
                                                                   ------------
                                                                      2,997,433
                                                                   ------------

             Printing and Publishing - 1.78%
  1,050,000  News America Holdings, Inc.
             Senior Note, Guaranteed
             9.13%, 10/15/99                              Baa         1,120,392
    550,000  Time Warner, Inc., Debenure
             9.15%, 02/01/23                              Ba            596,195
  1,080,000  Time Warner, Inc., Debenure
             8.05%, 01/15/16                              Ba          1,076,512
                                                                   ------------
                                                                      2,793,099
                                                                   ------------

             Processed Foods - 1.67%
  1,000,000  Ralcorp Holdings, Inc.
             8.75%, 09/15/04                              Ba          1,092,750
  1,500,000  Ralston Purina Co., Debenture
             7.75%, 10/01/15                              Baa         1,538,190
                                                                   ------------
                                                                      2,630,940
                                                                   ------------

             Industrial - 1.57%
  1,250,000  Amax, Inc., Debenture
             9.88%, 06/13/01                              Baa         1,394,488
  1,050,000  USX-Marathon Group, Inc., Debenture
             8.88%, 09/15/97                              Baa         1,069,131
                                                                   ------------
                                                                      2,463,619
                                                                   ------------

             Health Products - 1.28%
  2,000,000  Allegiance Corp.
             7.30%, 10/15/06                              Baa         2,013,260
                                                                   ------------

             Pharmaceuticals - 0.85%
  1,350,000  Georgia Gulf Corp.
             7.63%, 11/15/05                              Ba          1,328,805
                                                                   ------------

             Foreign - 0.66%
  1,000,000  Republic of Colombia, Series E, MTN
                8.66%, 10/07/16 (B)                       Ba          1,043,750
                                                                   ------------

                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                          Investment Grade Income Fund
--------------------------------------------------------------------------------

             Portfolio of investments, Continued . December 31, 1996
------------------------------------------------------------------------------

                                                 Moody's Ratings   Value
Par Value                                          (Unaudited)    (Note 2)
------------------------------------------------------------------------------
             Engineering and Construction - 0.53%
$    850,000 Pulte Corp., Senior Note
             7.00%, 12/15/03                              Baa      $    838,202
                                                                   ------------

             Consumer Products - 0.44%
     675,000 Time Warner Entertainment Co., LP
             Senior Debenture
             8.38%, 03/15/23                              Baa           684,362
                                                                   ------------
             Total Corporate Notes and Bonds                         54,947,462
             (Cost $54,667,777)                                    ------------


ASSET-BACKED SECURITIES (C) - 16.40%

   1,750,000 Associates Manufactured Housing
             Class A2, Series 1996-1
             6.70%, 03/15/27                              Aaa         1,766,680
   2,045,690 Bear Stearns Mortgage Securities, Inc.
             Class 1A, Series 1995-1, CMO
             6.48%, 05/25/10                              Aaa         2,007,333
     446,171 Contimortgage Home Equity Loan Trust
             Class A1, Series 1994-3
             7.63%, 05/15/09                              Aaa           447,705
   1,962,033 Federal National Mortgage Association
             Class A, Series 1996-M6,
             7.37%, 08/17/03,
             CMO, REMIC (C)                               Aaa         2,016,602
   1,599,526 First Plus Home Loan Trust
             Class A5, Series 1996-2
             7.47%, 02/20/11                              Aaa         1,629,017
     775,000 First Plus Home Loan Trust
             Class A3, Series 1996-3
             7.05%, 11/20/08                              Aaa           781,781
   1,497,671 General Motors Acceptance Corp.
             Commercial Mortgage Securities, Inc.
             Class A2A, Series 1996-C1, CMO
             6.79%, 09/15/03                              Aaa         1,493,459
   1,700,000 Green Tree Financial Corp.
             Class A3, Series 1994-1
             6.90%, 04/15/19                               Aa         1,719,391
     500,000 Green Tree Financial Corp.
             Class A2, Series 1994-2
             7.35%, 05/15/19                               Aa           506,405
     850,000 Green Tree Financial Corp.
             Class A3, Series 1994-8
             8.25%, 04/15/20                               Aa           877,163
     853,462 Green Tree Recreational Equipment &
             Consumer Trust
             Class A1, Series 1996-A
             5.55%, 02/15/18                              Aaa           830,794
     556,969 Nationsbank Auto Grantor Trust
             Class B, Series 1995-A
             6.00%, 06/15/02                                A           555,749
   1,950,000 Olympic Automobile Receivables Trust
             Class A4, Series 1996-A
             5.85%, 07/15/01                              Aaa         1,934,766
   1,350,000 Premier Auto Trust
             Class A4, Series 1995-4
             6.00%, 05/06/00                              Aaa         1,350,000
   1,000,000 Premier Auto Trust
             Class A3, Series 1996-2
             6.35%, 01/06/00                              Aaa         1,004,680
   1,500,000 Residential Asset Securitization Trust
             Class A3, Series 1996-A10, CMO
             7.50%, 11/25/11                              Aaa         1,513,125
   1,250,000 Residential Asset Securitization Trust
             Class A5, Series 1996-A5, CMO
             7.75%, 09/25/26                              Aaa         1,273,047
   1,750,000 Resolution Trust Corp.
             Class A4C, Series 1995-C1, CMO
             6.85%, 02/25/27                              Aaa         1,740,703
   1,150,508 Structured Asset Securities Corp.
             Class A1B, Series 1996-CFL, CMO
             5.75%, 02/25/28                               NR         1,146,194
     460,152 United Air Lines, Inc., Series 1991-B1
             9.30%, 03/22/08                              Baa           501,042
     182,629 Western Financial Grantor Trust
             Class A2, Series 1994-2
             6.38%, 09/01/99                              Aaa           184,113
     535,720 Western Financial Grantor Trust
             Class A2, Series 1995-2
             7.10%, 07/01/00                              Aaa           532,707
                                                                   ------------
             Total Asset-Backed Securities                           25,812,456
             (Cost $25,696,671)                                    ------------


   Shares
   ------
COMMERCIAL PAPER (A) - 4.75%

   2,000,000 Receivables Capital Corp.
             5.57%, 01/28/97                              Aaa         1,991,645
   2,500,000 Rohm & Haas Co.
             6.75%, 01/02/97                              Aaa         2,499,531
   3,000,000 Federal National Mortgage Association
             5.45%, 01/14/97                              Aaa         2,994,096
                                                                   ------------
             Total Commercial Paper                                   7,485,272
             (Cost $7,485,272)                                     ------------



                       See Notes to Financial Statements
                       ---------------------------------------------------------

--------------------------------------------------------------------------------
                          Investment Grade Income Fund
--------------------------------------------------------------------------------

             Portfolio of investments, Continued . December 31, 1996
------------------------------------------------------------------------------

                                                                   Value
   Shares                                                         (Note 2)
------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.16%

     247,638 Goldman Sachs Financial Square Prime
             Obligation Portfolio Fund                             $    247,638
                                                                   ------------
             Total Investment Company                                   247,638
             (Cost $247,638)                                       ------------


Total Investments - 100.83%                                         158,640,155
(Cost $157,986,443)                                                ------------

Net Other Assets and Liabilities - (0.83)%                           (1,312,925)
                                                                   ------------
Net Assets - 100.00%                                               $157,327,230
                                                                   ============
---------------------------------------------

(A)    Effective yield at time of purchase.
(B) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutions buyers. At December 31, 1996, these securities amounted to $3,097,750 or 1.97% of net assets.
(C)    Pass Through Certificates
(D)    Forward Commitment
CMO    Collateralized Mortgage Obligations
MTN    Medium Term Note
REMIC  Real Estate Mortgage Investment Conduit


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1996, the aggregate cost of investment securities for tax purposes was $158,065,791. Net realized appreciation (depreciation) aggregated $574,364, of which $2,030,265 related to appreciated investment securities and $(1,455,901) related to depreciated investment securities.

As of December 31, 1996, the portfolio had capital loss carryforwards which expire as follows: $1,515,795 in 2002. During 1996, the fund utilized $216,143 of its capital loss carryforwards.


OTHER INFORMATION

For the year ended December 31, 1996, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $46,574,081 and $18,839,391 from non-governmental issuers, respectively, and $128,371,398 and $136,071,521 from U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

               Moody's Ratings (Unaudited)
                Aaa                 61.96%
                Aa                   1.96
                A                    7.85
                Baa                 21.42
                Ba                   6.09
                NR (Not Rated)       0.72
                                   -------
                                   100.00%


                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                              Government Bond Fund
--------------------------------------------------------------------------------
                  PORTFOLIO OF INVESTMENTS . December 31, 1996
------------------------------------------------------------------------------

                                                                   Value
Par Value                                                         (Note 2)
------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 89.76%

             U.S. Treasury Notes - 42.92%
$ 1,750,000  6.13%, 03/31/98                                       $ 1,758,470
  2,050,000  8.25%, 07/15/98                                         2,123,021
  1,200,000  6.88%, 08/31/99                                         1,225,128
  6,400,000  7.13%, 02/29/00                                         6,588,992
  2,250,000  6.25%, 10/31/01                                         2,252,115
  5,475,000  5.75%, 08/15/03                                         5,310,750
    650,000  6.50%, 08/15/05                                           654,167
                                                                   -----------
                                                                    19,912,643
                                                                   -----------

             Federal National Mortgage Association - 17.71%
  1,175,000  6.16%, 03/29/01, MTN                                    1,166,740
  1,226,271  7.37%, 08/17/03, Class A
             Series 1996-M6, CMO (A)                                 1,260,376
  1,423,244  6.50%, 05/01/08, Pool # 50730 (A)                       1,407,004
  1,300,000  8.40%, 02/25/09, Class B
             Series 1994-M5,CMO (A)                                  1,383,688
    172,179  8.00%, 04/01/09, Pool # 111253 (A)                        176,857
  1,660,596  7.50%, 12/01/09, Pool # 356808 (A)                      1,688,095
  1,000,000  6.40%, 11/25/10, Class A2
             Series 1995-T2, REMIC (A)                               1,001,094
    132,305  7.00%, 05/01/17, Pool # 68635 (A)                         132,928
                                                                   -----------
                                                                     8,216,782
                                                                   -----------

             Federal Home Loan Mortgage Corporation - 11.84%
    895,000  7.19%, 09/15/99, Series A                                 902,831
    486,770  9.50%, 03/01/01, Pool # 200029 (A)                        507,915
  1,000,000  5.99%, 03/06/01, Series 1                                 981,250
    183,324  6.50%, 06/01/04, Pool # 548801 (A)                        182,195
    284,977  6.50%, 08/01/04, Pool # 181863 (A)                        283,646
    408,923  8.00%, 09/01/08, Pool # 530125 (A)                        419,853
    308,304  8.00%, 04/01/09, Pool # 534627 (A)                        314,950
    114,725  8.00%, 06/01/09, Pool # 184989 (A)                        117,918
    346,215  8.00%, 08/01/09, Pool # 546108 (A)                        355,850
    220,882  8.00%, 09/01/09, Pool # 273699 (A)                        226,086
    347,256  7.90%, 07/01/16, Pool # W30001 (A)                        363,859
    410,724  8.00%, 06/01/19, Pool # 544250                            422,335
    380,933  10.00%, 03/01/21, Pool # A00969                           416,467
                                                                   -----------
                                                                     5,495,155
                                                                   -----------

             U.S. Government Backed Bonds - 6.73%
  1,500,000  State of Israel, Class 1-B
             5.25%, 03/15/98                                         1,490,565
  1,100,000  Tennessee Valley Authority, Series D
             6.00%, 11/01/00                                         1,088,483
    550,000  Tennessee Valley Authority, Series A
             6.38%, 06/15/05                                           541,321
                                                                   -----------
                                                                     3,120,369
                                                                   -----------

             Government National Mortgage Association - 6.42%
  512,495    9.50%, 02/15/06, Pool # 780238                            545,382
  111,120    8.00%, 12/15/06, Pool # 014758 (A)                        115,322
  107,510    6.50%, 06/15/09, Pool # 376548 (A)                        106,468
2,195,956    7.00%, 06/15/09, Pool # 374332 (A)                      2,211,042
                                                                   -----------
                                                                     2,978,214
                                                                   -----------

             U.S. Treasury Bond - 3.04%
1,100,000    10.75%, 08/15/05                                        1,411,266
                                                                   -----------

             Federal Home Loan Bank - 1.10%
  500,000    7.89%, 12/23/97                                           509,920
                                                                   -----------
             Total U.S. Government and Agency Obligations           41,644,349
             (Cost $41,553,449)                                    -----------


ASSET-BACKED SECURITIES (A) - 8.08%

    509,411  Advanta Mortgage Loan Trust
             Class A2, Series 1995-2
             6.60%, 02/25/10                                           510,603
  1,175,000  Associates Manufactured Housing
             Class A2, Series 1996-1
             6.70%, 03/15/27                                         1,186,199
    700,000  Green Tree Financial Corp.
             Class A3, Series 1994-7
             8.00%, 03/15/20                                           720,230
    136,554  Green Tree Recreational Equipment & Consumer Trust
             Class A1, Series 1996-A
             5.55%, 02/15/18                                           132,927
  1,200,000  Premier Auto Trust, Class A4, Series 1995-4
             6.00%, 05/06/00                                         1,200,000
                                                                   -----------
             Total Asset-Backed Securities                           3,749,959
             (Cost $3,765,600)                                     -----------

   Shares
   ------
INVESTMENT COMPANY - 0.80%

    369,023  Goldman Sachs Financial Square Prime
             Obligation Portfolio Fund                                 369,023
                                                                   -----------
             Total Investment Company                                  369,023
             (Cost $369,023)                                       -----------


Total Investments - 98.64%                                          45,763,331
(Cost $45,688,072)                                                 -----------

Net Other Assets and Liabilities - 1.36%                              632,600
                                                                  -----------
Net Assets - 100.00%                                              $46,395,931
                                                                  ===========
-----------------------------------------------

(A)     Pass Through Certificates
CMO     Collateralized Mortgage Obligations
MTN     Medium Term Note
REMIC   Real Estate Mortgage Investment Conduit

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

               Moody's Ratings (Unaudited)
                Aaa                100.00%

                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                              Government Bond Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1996, the aggregate cost of investment securities for tax purposes was $45,744,515. Net realized appreciation (depreciation) aggregated $18,816 of which $221,227 related to appreciated investment securities and $(202,411) related to depreciated investment securities.

As of December 31, 1996, the portfolio had capital loss carryforwards which expire as follows: $1,544,794 in 2002; $515,322 in 2003; and $461,593 in 2004.

OTHER INFORMATION

For the year ended December 31, 1996, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $2,238,611 and $2,022,221 from non-governmental issuers, respectively, and $52,284,952 and $48,718,854 from U.S. Government and Agency issuers, respectively.


                     See Notes to Financial Statements.
-------------------------------------------------------

--------------------------------------------------------------------------------
                              Money Market Fund
--------------------------------------------------------------------------------
                  PORTFOLIO OF INVESTMENTS . December 31, 1996
--------------------------------------------------------------------------------

                                                                        Value
Par Value                                                              (Note 2)
--------------------------------------------------------------------------------
CORPORATE NOTES AND BONDS - 13.41%

             Automotive - 4.97%
$ 3,000,000  American Honda Finance Corp., MTN
             5.62%, 08/15/97* (B)                                    $ 3,000,000
  1,000,000  Ford Motor Credit Co., MTN
             5.49%, 05/05/97*                                            999,851
    200,000  General Motors Acceptance Corp., MTN
             7.00%, 05/19/97                                             200,863
  2,500,000  General Motors Acceptance Corp., MTN
             5.46%, 06/04/97*                                          2,498,382
  1,100,000  General Motors Acceptance Corp., MTN
             6.50%, 07/25/97                                           1,104,943
  3,000,000  General Motors Acceptance Corp., MTN
             5.72%, 08/01/97*                                          3,002,449
                                                                     -----------
                                                                      10,806,488
                                                                     -----------

             Security Brokers, Dealers and Exchanges - 3.46%
  3,000,000  Bear Stearns Cos., Inc., MTN
             5.60%, 10/08/97*                                          3,000,000
  2,500,000  Morgan Stanley Group, Inc., MTN
             5.79%, 02/14/97*                                          2,500,527
  2,000,000  Paine Webber Group, Inc., MTN
             Senior Note
             8.63%, 03/03/97                                           2,010,047
                                                                     -----------
                                                                       7,510,574
                                                                     -----------

             Finance - 2.30%
  1,000,000  Associates Corp. of North America
             Senior Note
             6.88%, 01/15/97                                           1,000,410
  1,000,000  NBD Bank of North America, MTN
             4.60%, 02/03/97                                             998,956
    500,000  NBD Bank of North America, MTN
             6.50%, 05/27/97                                             501,127
  2,500,000  PNC Bank, MTN
             5.32%, 03/24/97*                                          2,499,512
                                                                     -----------
                                                                       5,000,005
                                                                     -----------

             Food and Beverage - 1.15%
  2,500,000  PepsiCo, Inc.
             6.13%, 01/15/98                                           2,509,191
                                                                     -----------


             Utilities - 0.93%
  1,000,000  Potomac Electric Power Co., MTN
             6.70%, 05/28/97                                           1,002,687
  1,000,000  Southwestern Bell Capital Corp., MTN
             7.75%, 10/30/97                                           1,014,477
                                                                     -----------
                                                                       2,017,164
                                                                     -----------

             Retail - 0.60%
  1,300,000  Sears Roebuck & Co., MTN
             5.22%, 02/24/97                                         $ 1,298,322
                                                                     -----------
             Total Corporate Notes and Bonds                          29,141,744
                                                                     -----------
             (Cost $29,141,744)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.33%


             Federal Home Loan Bank (A)  - 6.90%
    770,000  5.24%, 02/19/97                                             764,508
  3,000,000  5.22%, 03/07/97                                           2,971,725
  7,000,000  5.25%, 05/02/97                                           6,876,479
  1,500,000  5.17%, 06/23/97                                           1,462,733
  1,500,000  5.61%, 07/07/97                                           1,456,289
  1,500,000  5.22%, 08/15/97                                           1,450,845
                                                                     -----------
                                                                      14,982,579
                                                                     -----------
             Federal Farm Credit Bank (A)  - 5.53%
  5,000,000  5.19%, 05/28/97                                           4,894,038
    335,000  5.19%, 05/29/97                                             327,852
  1,000,000  5.27%, 06/18/97                                             975,407
  2,625,000  5.25%, 10/31/97                                           2,509,833
  3,500,000  5.28%, 12/18/97                                           3,319,991
                                                                     -----------
                                                                      12,027,121
                                                                     -----------

             U.S. Treasury Notes - 2.30%
  2,000,000  5.50%, 07/31/97                                           1,996,406
  3,000,000  6.00%, 08/31/97                                           3,005,118
                                                                     -----------
                                                                       5,001,524
                                                                     -----------

             Federal National Mortgage Association(A) - 1.60%
  3,500,000  5.47%, 02/27/97                                           3,469,521

             Total U.S. Government                                   -----------
             and Agency Obligations                                   35,480,745
             (Cost $ 35,480,745)                                     -----------

MUNICIPAL BOND - 1.15%

  2,500,000  De Kalb County, Georgia
             Development Authority Revenue
             5.55%, 02/04/97                                           2,500,000
                                                                     -----------
             Total Municipal Bond                                      2,500,000
             (Cost $2,500,000)                                       -----------


                    See Notes to Financial Statements.
                    ------------------------------------------------------------

--------------------------------------------------------------------------------
                               MONEY MARKET FUND
--------------------------------------------------------------------------------
           PORTFOLIO OF INVESTMENTS, Continued .  December 31, 1996
------------------------------------------------------------------------------

                                                                        Value
Par Value                                                              (Note 2)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) - 62.50%

             Finance - 22.41%
$ 3,520,000  Asset Backed Capital Finance, Inc.
             5.51%, 03/17/97*                                        $ 3,480,267
  1,000,000  Asset Backed Capital Finance, Inc.
             5.45%, 05/12/97                                             980,168
  5,000,000  Asset Backed Capital Finance, Inc.
             5.53%, 11/14/97*                                          4,999,160
  5,000,000  Clipper Receivables Corp.
             5.45%, 01/16/97                                           4,988,646
  2,000,000  Cofco Capital Corp.
             5.40%, 02/14/97                                           1,986,800
  2,000,000  Cofco Capital Corp.
             5.55%, 02/19/97                                           1,984,892
  2,400,000  Finance One Funding Corp.
             5.45%, 02/13/97                                           2,384,377
  3,000,000  Galacia Funding Corp.
             5.67%, 03/05/97                                           2,970,233
  2,000,000  Pegasus Two, Ltd.
             5.55%, 02/21/97                                           1,984,275
  3,000,000  Pegasus Two, Ltd.
             5.42%, 03/10/97                                           2,969,287
  4,000,000  Receivables Capital Corp.
             5.48%, 01/17/97                                           3,990,258
  5,493,000  Receivables Capital Corp.
             5.30%, 02/07/97                                           5,462,740
  5,000,000  Standard Credit Card Master Trust I
             5.52%, 01/14/97                                           4,990,033
  1,200,000  Toshiba International Finance
             5.55%, 01/24/97                                           1,195,745
  2,400,000  Toshiba International Finance
             5.35%, 04/15/97                                           2,362,907
  2,000,000  Toshiba International Finance
             5.42%, 06/09/97                                           1,952,123
                                                                     -----------
                                                                      48,681,911
                                                                     -----------

             Consumer Goods - 6.47%
  5,000,000  Den Danske Corp.
             5.37%, 01/09/97                                           4,994,033
  3,000,000  Den Danske Corp.
             5.34%, 02/10/97                                           2,982,200
  1,000,000  Duracell Inc.
             6.00%, 01/02/97                                             999,833
  2,500,000  Penney (J.C.) Funding Corp.
             5.39%, 03/19/97                                           2,471,178
    630,000  Sharp Electronics Corp.
             5.34%, 02/14/97                                             625,888
  2,000,000  Sharp Electronics Corp.
             5.33%, 02/21/97                                           1,984,898
                                                                     -----------
                                                                      14,058,030
                                                                     -----------
             Other- 5.49%
  4,000,000  Massachusetts Educational Finance Authority
             6.10%, 01/02/97                                           3,999,322
  8,000,000  Nebhelp Capital Services, Inc.
             5.34%, 02/24/97                                           7,935,920
                                                                     -----------
                                                                      11,935,242
                                                                     -----------

             Banking - 5.41%
  5,000,000  Banco Bradesco SA Grand Cayman
             5.30%, 04/28/97                                           4,913,875
  3,000,000  Banco De Credito Nacional SA
             5.65%, 06/06/97                                           2,926,550
  4,000,000  Unifunding, Inc.
             5.32%, 05/12/97                                           3,922,564
                                                                     -----------
                                                                      11,762,989
                                                                     -----------

             Security Brokers, Dealers and Exchanges - 5.23%
  3,000,000  CS First Boston, Inc.,
             5.29%, 04/02/97                                           2,959,884
  2,500,000  Merrill Lynch & Co., Inc.
             5.36%, 04/23/97                                           2,458,311
  3,000,000  Paine Webber Group, Inc.
             5.55%, 01/10/97                                           2,995,838
  3,000,000  Paine Webber Group, Inc.
             5.35%, 05/12/97                                           2,941,596
                                                                     -----------
                                                                      11,355,629
                                                                     -----------

             Automotive Financing- 4.32%
  2,500,000  General Motors Acceptance Corp.
             5.72%, 02/14/97                                           2,482,522
    925,000  General Motors Acceptance Corp.
             5.37%, 05/01/97                                             908,443
  6,000,000  Mitsubishi Motors Credit Of America
             5.97%, 01/15/97                                           5,987,330
                                                                   -------------
                                                                       9,378,295
                                                                   -------------


             Utilities - 3.55%
  1,200,000  Electricite De France
             6.00%, 01/02/97                                           1,199,800
    800,000  Laclede Gas Co.
             5.65%, 01/21/97                                             797,489
  3,000,000  Northern Indiana Public Service Co.
             5.40%, 02/03/97                                           2,985,150
  2,750,000  Northern Indiana Public Service Co.
             5.41%, 02/07/97                                           2,734,709
                                                                     -----------
                                                                       7,717,148
                                                                     -----------

                          See Notes to Financial Statements.
------------------------------------------------------------

--------------------------------------------------------------------------------
                               Money Market Fund
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
------------------------------------------------------------------------------

                                                                   Value
Par Value                                                         (Note 2)
------------------------------------------------------------------------------
                Industrial - 3.45%
$    5,000,000  Cargill
                5.90%, 01/06/97                                   $ 4,995,904
     2,500,000  Corporate Receivables Corp.
                5.42%, 01/13/97                                     2,495,483
                                                                  -----------
                                                                    7,491,387
                                                                  -----------

                Transportation - 3.44%
     2,500,000  Cooperative Association of Tractor Dealers
                5.60%, 01/21/97                                     2,492,222
     1,000,000  Cooperative Association of Tractor Dealers
                5.33%, 02/03/97                                       995,114
     2,500,000  Cooperative Association of Tractor Dealers
                5.40%, 02/04/97                                     2,487,250
     1,500,000  Daimler-Benz North America Corp.
                5.40%, 02/12/97                                     1,490,550
                                                                  -----------
                                                                    7,465,136
                                                                  -----------

                Paper - 2.73%
     6,000,000  Jefferson Smurfit Finance Corp.
                5.40%, 03/18/97                                     5,931,600
                                                                  -----------
                Total Commercial Paper                            135,777,367
                (Cost $135,777,367)                               -----------


                BANKERS' ACCEPTANCE - 4.07%

     1,157,242  Bank of Boston
                5.50%, 02/24/97                                     1,147,695
     1,900,000  Chase Manhattan Bank
                5.45%, 03/04/97                                     1,882,166
     2,000,000  Corestates Capital Corp.
                5.43%, 01/23/97                                     1,993,363
     1,419,450  European Investment Bank
                5.50%, 03/24/97                                     1,401,667
     1,308,708  European Investment Bank
                5.35%, 04/28/97                                     1,285,953
     1,150,000  Republic National Bank of New York
                5.45%, 03/14/97                                     1,137,465
                                                                  -----------
                Total Bankers' Acceptance                           8,848,309
                (Cost $8,848,309)                                 -----------


                    See Notes to Financial Statements.
                    ------------------------------------------------------------

------------------------------------------------------------------------------
                                Money Market Fund
------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1996
------------------------------------------------------------------------------

                                                                  Value
 Shares                                                          (Note 2)
------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.30%

       642,025  Goldman Sachs Financial Square Prime
                Obligation Portfolio Fund                        $    642,025
                                                                 ------------
                Total Investment Company                              642,025
                (Cost $642,025)                                  ------------

Total Investments - 97.76%                                        212,390,190
(Cost $212,390,190)                                              ------------

Net Other Assets and Liabilities - 2.24%                            4,865,542
                                                                 ------------
Net Assets - 100.00%                                             $217,255,732
                                                                 ============


------------
  * Interest is reset at various time intervals. The rate shown is that in effect at December 31, 1996.
(A)   Effective yield at time of purchase.
(B) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. As of December 31, 1996, these securities amounted to $3,000,000 or 1.38% of net assets.
MTN   Medium Term Note


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 1996, the aggregate cost of investment securities for tax purposes was $212,390,359.

As of December 31, 1996, the portfolio had capital loss carryforwards which expire as follows: $347 in 2002; $144 in 2003; and $35,977 in 2004.

OTHER INFORMATION

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

             Moody's Ratings     (Unaudited)

                Aaa                100.00%


                          See Notes to Financial Statements.
------------------------------------------------------------

--------------------------------------------------------------------------------
                           Allmerica Investment Trust
--------------------------------------------------------------------------------


            STATEMENTS OF ASSETS AND LIABILITIES . December 31, 1996
================================================================================

                                                    Select            Select         Small Cap           Select
                                                  Aggressive          Capital          Value          International
                                                  Growth Fund    Appreciation Fund      Fund           Equity Fund
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments (Note 2):
      Investments at cost....................   $ 333,797,417    $ 142,489,363     $  92,973,134      $ 203,574,071
      Net unrealized appreciation
         (depreciation)......................      78,166,286       11,269,425        20,271,030         37,815,416
                                                -------------    -------------     -------------      -------------
         Total investments at value..........     411,963,703      153,758,788       113,244,164        241,389,487
   Cash......................................           4,298          279,617                --            529,722
   Foreign currency
      (Cost $840,658 and $3,984,676,
       respectively)(Notes 2 and 7)..........              --          848,168                --          3,984,446
   Receivable for investments sold...........              --          558,307         1,087,587                 --
   Receivable for shares sold................         129,681           11,880                --                 --
   Receivable for foreign currency sold......              --           40,847                --                 --
   Interest and dividend receivables.........         128,368            1,557           168,731            531,820
   Deferred organizational expense
      (Note 2)...............................              --            4,255                --                 --
   Dividend tax reclaim receivables..........              --           11,627                --            132,914
   Net unrealized appreciation on
      forward currency contracts (Notes
      2 and 8)...............................              --               --                --          1,104,753
                                                -------------    -------------     -------------      -------------
         Total Assets........................     412,226,050      155,515,046       114,500,482        247,673,142
                                                -------------    -------------     -------------      -------------

LIABILITIES:
   Net unrealized depreciation on
      forward foreign currency contracts
      (Notes 2 and 8)........................              --          315,883                --                 --
   Payable for investments purchased.........       3,870,522       11,473,685                --                 --
   Payable for foreign currency purchased                  --          875,457                --                 --
   Payable for shares repurchased............         516,901           51,027           428,579            570,617
   Payable for variation margin..............              --               --                --                 --
   Advisory fee payable (Note 3).............         342,467          115,732            78,966            199,888
   Accrued expenses and other payables.......          54,127            3,022            24,360             25,701
                                                -------------    -------------     -------------      -------------
         Total Liabilities...................       4,784,017       12,834,806           531,905            796,206
                                                -------------    -------------     -------------      -------------
NET ASSETS...................................   $ 407,442,033    $ 142,680,240     $ 113,968,577      $ 246,876,936
                                                =============    =============     =============      =============

NET ASSETS consist of
   Paid-in capital (Note 6)..................   $ 322,489,225    $ 134,405,301     $  92,953,119      $ 206,373,860
   Undistributed (distribution in
      excess of) net investment
      income (loss)..........................              --           67,349                --            180,441
   Accumulated (distribution in excess of)
      net realized gain (loss) on
      investments sold, foreign currency
      transactions and futures contracts.....       6,786,522       (2,739,890)          744,428          1,388,245
   Net unrealized appreciation
      (depreciation) of investments,
       assets and liabilities in
       foreign currency and futures
       contracts.............................      78,166,286       10,947,480        20,271,030         38,934,390
                                                -------------    -------------     -------------      -------------
TOTAL NET ASSETS.............................   $ 407,442,033    $ 142,680,240     $ 113,968,577      $ 246,876,936
                                                =============    =============     =============      =============

Shares of beneficial interest outstanding
   (unlimited authorization, no par value)...     200,053,471       96,106,648        75,448,638        182,088,352

NET ASSET VALUE,
   Offering and redemption price per share
   (Net Assets/Shares Outstanding)...........   $       2.037    $       1.485     $       1.511      $       1.356
                                                =============    =============     =============      =============

                               See Notes to Financial Statements.
                               -------------------------------------------------

-------------------------------------------------------------------------------
                          Allmerica Investment Trust
-------------------------------------------------------------------------------

                                                     Select                            Equity         Select Growth
                                                     Growth           Growth           Index           and Income
                                                      Fund             Fund             Fund              Fund
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments (Note 2):
      Investments at cost....................   $ 214,691,873    $ 454,071,926     $ 110,418,108      $ 255,929,542
      Net unrealized appreciation
         (depreciation)......................      24,920,214      102,489,575        40,766,037         44,270,618
                                                -------------    -------------     -------------      -------------
         Total investments at value..........     239,612,087      556,561,501       151,184,145        300,200,160
   Cash......................................           8,960            1,626             2,301              1,605
   Foreign currency
      (Cost $840,658 and $3,984,676,
       respectively)(Notes 2 and 7)..........              --               --                --                 --
   Receivable for investments sold...........              --        3,476,371                --          2,014,713
   Receivable for shares sold................           3,378               --                --                 --
   Receivable for foreign currency sold......              --               --                --                 --
   Interest and dividend receivables.........         276,248        1,399,776           265,242            445,853
   Deferred organizational expense
      (Note 2)...............................              --               --                --                 --
   Dividend tax reclaim receivables..........              --               --                --                 --
   Net unrealized appreciation on
      forward currency contracts (Notes
      2 and 8)...............................              --               --                --                 --
                                                -------------    -------------     -------------      -------------
         Total Assets........................     239,900,673      561,439,274       151,451,688        302,662,331
                                                -------------    -------------     -------------      -------------

Liabilities:
   Net unrealized depreciation on
      forward foreign currency contracts
      (Notes 2 and 8)........................              --               --                --                 --
   Payable for investments purchased.........      11,016,153        2,881,451                --          6,608,923
   Payable for foreign currency purchased                  --               --                --                 --
   Payable for shares repurchased............         141,040        1,481,458           215,669            194,237
   Payable for variation margin..............              --               --            43,800                 --
   Advisory fee payable (Note 3).............         161,597          201,136            40,142            183,314
   Accrued expenses and other payables.......          30,632          124,624            22,416             37,870
                                                -------------    -------------     -------------      -------------
         Total Liabilities...................      11,349,422        4,688,669           322,027          7,024,344
                                                -------------    -------------     -------------      -------------
Net Assets...................................   $ 228,551,251    $ 556,750,605     $ 151,129,661      $ 295,637,987
                                                =============    =============     =============      =============

Net Assets consist of
   Paid-in capital (Note 6)..................   $ 201,511,803    $ 437,517,101     $ 110,117,099      $ 246,784,314
   Undistributed (distribution in
      excess of) net investment
      income (loss)..........................              --               --             2,814                 --
   Accumulated (distribution in excess of)
      net realized gain (loss) on
      investments sold, foreign currency
      transactions and futures contracts.           2,119,234       16,743,929           301,521          4,583,055
   Net unrealized appreciation
      (depreciation) of investments,
       assets and liabilities in
       foreign currency and futures
       contracts.............................      24,920,214      102,489,575        40,708,227         44,270,618
                                                -------------    -------------     -------------      -------------
Total Net Assets.............................   $ 228,551,251    $ 556,750,605     $ 151,129,661      $ 295,637,987
                                                =============    =============     =============      =============

Shares of beneficial interest outstanding
   (unlimited authorization, no par value)        159,809,982      238,679,339        69,794,201        210,471,303

Net Asset Value,
   Offering and redemption price per share
   (Net Assets/Shares Outstanding)...........   $       1.430    $       2.333     $       2.165      $       1.405
                                                =============    =============     =============      =============
-------------------------------------------------------------------------------------------------------------------
                                                    Select     Investment Grade      Government           Money
                                                    Income          Income              Bond             Market
                                                     Fund            Fund               Fund              Fund
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments (Note 2):
      Investments at cost....................   $  76,005,063    $ 157,986,443     $  45,688,072      $ 212,390,190
      Net unrealized appreciation
         (depreciation)......................         614,170          653,712            75,259                 --
                                                -------------    -------------     -------------      -------------
         Total investments at value..........      76,619,233      158,640,155        45,763,331        212,390,190
   Cash......................................           4,592           23,235             1,146            104,813
   Foreign currency
      (Cost $840,658 and $3,984,676,
       respectively)(Notes 2 and 7).........               --               --                --                 --
   Receivable for investments sold..........               --        2,245,744            87,797                 --
   Receivable for shares sold...............               --               --             1,121          4,222,021
   Receivable for foreign currency sold.....               --               --                --                 --
   Interest and dividend receivables........          972,869        1,829,305           712,864            603,717
   Deferred organizational expense
      (Note 2)..............................               --               --                --                 --
   Dividend tax reclaim receivables.........               --               --                --                 --
   Net unrealized appreciation on
      forward currency contracts (Notes
      2 and 8)..............................               --               --                --                 --
                                                -------------    -------------     -------------      -------------
         Total Assets.......................       77,596,694      162,738,439        46,566,259        217,320,741
                                                -------------    -------------     -------------      -------------

Liabilities:
   Net unrealized depreciation on
      forward foreign currency contracts
      (Notes 2 and 8).......................               --               --                --                 --
   Payable for investments purchased........               --        4,996,431                --                 --
   Payable for foreign currency purchased                  --               --                --                 --
   Payable for shares repurchased...........           37,600          290,729           131,242                 --
   Payable for variation margin.............               --               --                --                 --
   Advisory fee payable (Note 3)............           38,946           53,180            19,918             49,517
   Accrued expenses and other payables......           21,805           70,869            19,168             15,492
                                                -------------    -------------     -------------      -------------
         Total Liabilities..................           98,351        5,411,209           170,328             65,009
                                                -------------    -------------     -------------      -------------
Net Assets..................................    $  77,498,343    $ 157,327,230     $  46,395,931      $ 217,255,732
                                                =============    =============     =============      =============

Net Assets consist of
   Paid-in capital (Note 6).................    $  78,278,398    $ 158,224,498     $  48,892,867      $ 217,292,369
   Undistributed (distribution in
      excess of) net investment
      income (loss).........................           50,180           44,163             5,998                 --
   Accumulated (distribution in excess of)
      net realized gain (loss) on
      investments sold, foreign currency
      transactions and futures contracts....       (1,444,405)      (1,595,143)       (2,578,193)           (36,637)
   Net unrealized appreciation
      (depreciation) of investments,
       assets and liabilities in
       foreign currency and futures
       contracts............................          614,170          653,712            75,259                 --
                                                -------------    -------------     -------------      -------------
Total Net Assets............................    $  77,498,343    $ 157,327,230     $  46,395,931      $ 217,255,732
                                                =============    =============     =============      =============

Shares of beneficial interest outstanding
   (unlimited authorization, no par value)...      77,869,624      145,193,179        44,802,426        217,292,369

Net Asset Value,
   Offering and redemption price per share
   (Net Assets/Shares Outstanding)..........    $       0.995    $       1.084     $       1.036      $       1.000
                                                =============    =============     =============      =============

-------------------------------------------------

-------------------------------------------------------------------------------
                          Allmerica Investment Trust
-------------------------------------------------------------------------------

                                    STATEMENTS Of OPERATIONS . For Year Ended December 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Select
                                                                 Select           Capital           Small Cap          Select
                                                               Aggressive       Appreciation          Value        International
                                                               Growth Fund          Fund               Fund          Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest (Note 2) .......................................   $    459,478     $    445,106     $    326,175     $     87,896
   Dividends (Note 2) ......................................      1,370,432          315,593        1,265,487        4,831,333
   Less net foreign taxes withheld .........................             --          (30,298)              --         (810,066)
                                                               ------------     ------------     ------------     ------------
      Total investment income ..............................      1,829,910          730,401        1,591,662        4,109,163
                                                               ------------     ------------     ------------     ------------

EXPENSES
   Investment advisory fees (Note 3 and 4) .................      3,302,349          902,600          726,992        1,701,942
   Custodian fees (Note 3) .................................         21,136           54,261            5,242          285,944
   Fund accounting fees (Note 3) ...........................         57,435           29,338           41,788           55,391
   Legal fees ..............................................          1,575            1,576            1,575            2,997
   Audit fees ..............................................          7,843            7,843            7,512            7,502
   Trustees' fees and expenses (Note 3) ....................         12,799            1,215            1,552            1,464
   Reports to shareholders .................................        164,543           17,093           41,560           40,019
   Amortization of organization costs (Note 2) .............             --            1,285               --               --
   Insurance ...............................................          1,376              245              359              243
   Miscellaneous ...........................................          7,578               57            2,492            2,523
                                                               ------------     ------------     ------------     ------------
      Total expenses before reductions .....................      3,576,634        1,015,513          829,072        2,098,025
      Less reductions (Note 5) .............................             --               --          (19,715)         (52,998)
                                                               ------------     ------------     ------------     ------------
      Total expenses net of reductions .....................      3,576,634        1,015,513          809,357        2,045,027
                                                               ------------     ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) ...............................     (1,746,724)        (285,112)         782,305        2,064,136
                                                               ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 2):
   Net realized gain (loss) on investments sold ............     30,022,198       (2,715,466)       5,770,562        2,126,179
   Net realized gain (loss) on futures contracts ...........             --            4,956               --               --
   Net realized gain (loss) on foreign currency transactions             --         (230,817)              --        2,593,779
   Net change in unrealized appreciation (depreciation)
   of assets and liabilities in foreign currency ...........             --         (305,181)              --          973,685
   Net change in unrealized appreciation (depreciation)
   of investments and futures contracts ....................     24,617,401        6,605,759       14,617,015       28,636,644
                                                               ------------     ------------     ------------     ------------
NET GAIN (LOSS) ON INVESTMENTS .............................     54,639,599        3,359,251       20,387,577       34,330,287
                                                               ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS                            $ 52,892,875     $  3,074,139     $ 21,169,882     $ 36,394,423
                                                               ============     ============     ============     ============

                      See Notes to Financial Statements.
                      ----------------------------------------------------------

-------------------------------------------------------------------------------
                          Allmerica Investment Trust
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Select                             Equity        Select Growth
                                                                  Growth            Growth            Index         and Income
                                                                   Fund              Fund              Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest (Note 2) .......................................   $    533,857     $  1,430,072     $     77,176     $  1,187,447
   Dividends (Note 2) ......................................      1,770,392       11,120,758        2,553,104        4,118,306
   Less net foreign taxes withheld .........................             --               --               --               --
                                                               ------------     ------------     ------------     ------------
      Total investment income ..............................      2,304,249       12,550,830        2,630,280        5,305,753
                                                               ------------     ------------     ------------     ------------


EXPENSES
   Investment advisory fees (Note 3 and 4) .................      1,508,861        2,163,374          375,619        1,778,832
   Custodian fees (Note 3) .................................         12,029           25,018           42,179           19,183
   Fund accounting fees (Note 3) ...........................         37,918           60,965           59,244           40,585
   Legal fees ..............................................            858            1,575            1,575            1,575
   Audit fees ..............................................          7,843            8,526            8,665            7,568
   Trustees' fees and expenses (Note 3) ....................          3,906           13,207            2,738            4,747
   Reports to shareholders .................................         69,766          226,351           41,136           82,238
   Amortization of organization costs (Note 2) .............             --               --               --               --
   Insurance ...............................................          1,009            4,203              736            1,222
   Miscellaneous ...........................................          4,200           20,825            2,914           31,836
                                                               ------------     ------------     ------------     ------------
      Total expenses before reductions .....................      1,646,390        2,524,044          534,806        1,967,786
      Less reductions (Note 5) .............................        (10,405)        (124,205)              --          (77,523)
                                                               ------------     ------------     ------------     ------------
      Total expenses net of reductions .....................      1,635,985        2,399,839          534,806        1,890,263
                                                               ------------     ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) ...............................        668,264       10,150,991        2,095,474        3,415,490
                                                               ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 2):
   Net realized gain (loss) on investments sold ............     38,302,869       60,695,723        2,577,398       22,150,624
   Net realized gain (loss) on futures contracts ...........             --               --          (17,605)              --
   Net realized gain (loss) on foreign currency transactions             --               --               --               --

   Net change in unrealized appreciation (depreciation)
   of assets and liabilities in foreign currency ...........             --               --               --               --

   Net change in unrealized appreciation (depreciation)
   of investments and futures contracts ....................     (4,304,728)      21,064,610       19,381,336       20,168,372
                                                               ------------     ------------     ------------     ------------
NET GAIN (LOSS) ON INVESTMENTS .............................     33,998,141       81,760,333       21,941,129       42,318,996
                                                               ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS.........................   $ 34,666,405     $ 91,911,324     $ 24,036,603     $ 45,734,486
                                                               ============     ============     ============     ============
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Select      Investment Grade      Government      Money
                                                                    Income           Income              Bond         Market
                                                                     Fund             Fund               Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest (Note 2) .......................................   $  4,595,732     $ 10,308,324     $  3,029,472     $ 10,087,550
   Dividends (Note 2) ......................................         72,869          151,676           59,201          156,281
   Less net foreign taxes withheld .........................             --               --               --               --
                                                               ------------     ------------     ------------     ------------
      Total investment income ..............................      4,668,601       10,460,000        3,088,673       10,243,831
                                                               ------------     ------------     ------------     ------------

EXPENSES
   Investment advisory fees (Note 3 and 4) .................        398,522          596,308          235,359          510,258
   Custodian fees (Note 3) .................................         20,407           17,822           11,426           20,630
   Fund accounting fees (Note 3) ...........................         48,337           45,588           30,838           36,779
   Legal fees ..............................................            974            1,587            1,575            1,349
   Audit fees ..............................................          8,260            8,054            7,779            7,800
   Trustees' fees and expenses (Note 3) ....................          1,608            4,147            2,641            5,109
   Reports to shareholders .................................         12,919           88,289           16,544           40,748
   Amortization of organization costs (Note 2) .............             --               --               --               --
   Insurance ...............................................            480            1,746              890            1,311
   Miscellaneous ...........................................          2,118            7,886            2,173            6,012
                                                               ------------     ------------     ------------     ------------
      Total expenses before reductions .....................        493,625          771,427          309,225          629,996
      Less reductions (Note 5) .............................             --               --               --               --
                                                               ------------     ------------     ------------     ------------
      Total expenses net of reductions .....................        493,625          771,427          309,225          629,996
                                                               ------------     ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) ...............................      4,174,976        9,688,573        2,779,448        9,613,835
                                                               ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 2):
   Net realized gain (loss) on investments sold ............       (403,808)         432,085         (507,714)         (35,900)
   Net realized gain (loss) on futures contracts ...........             --               --               --               --
   Net realized gain (loss) on foreign currency transactions             --               --               --               --
   Net change in unrealized appreciation (depreciation)
   of assets and liabilities in foreign currency ...........             --               --               --               --
   Net change in unrealized appreciation (depreciation)
   of investments and futures contracts ....................     (1,278,063)      (4,620,200)        (764,938)              --
                                                               ------------     ------------     ------------     ------------
NET GAIN (LOSS) ON INVESTMENTS .............................     (1,681,871)      (4,188,115)      (1,272,652)         (35,900)
                                                               ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS.........................   $  2,493,105     $  5,500,458     $  1,506,796     $  9,577,935
                                                               ============     ============     ============     ============

-------------------------------------------------

-------------------------------------------------------------------------------
                          Allmerica Investment Trust
-------------------------------------------------------------------------------

                                                STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================================================
                                                                      Select Aggressive                  Select Capital
                                                                         Growth Fund                    Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Years Ended December 31,        Year Ended        Period Ended
                                                                   1996              1995       December 31,1996  December 31, 1995*
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of year ...........................   $ 254,871,723     $ 136,573,109   $  41,376,035      $          --
                                                              -------------     -------------   -------------      -------------

Increase (Decrease) in net assets
resulting from operations:
   Net investment income (loss) ...........................      (1,746,724)         (142,866)       (285,112)           (33,955)
   Net realized gain (loss) on investments sold, foreign
       currency transactions and futures contracts ........      30,022,198        16,028,765      (2,941,327)         1,068,237
   Net change in unrealized appreciation (depreciation)
       of investments and assets and liabilities in
       foreign currency ...................................      24,617,401        37,467,083       6,300,578          4,646,902
                                                              -------------     -------------   -------------      -------------
   Net increase (decrease) in net assets resulting
       from operations ....................................      52,892,875        53,352,982       3,074,139          5,681,184
                                                              -------------     -------------   -------------      -------------

Distributions to shareholders from:
   Net investment income ..................................              --                --              --                 --
   Disbritution in excess of net investment income ........              --                --              --                 --
   Net realized gain on investments .......................     (27,969,046)               --        (283,116)          (783,850)
   Distribution in excess of net realized capital gains ...              --                --              --                 --
   Return of capital ......................................              --                --          (1,211)                --
                                                              -------------     -------------   -------------      -------------
       Total Distributions ................................     (27,969,046)               --        (284,327)          (783,850)
                                                              -------------     -------------   -------------      -------------

Capital share transactions:
   Net proceeds from sales of shares ......................     118,694,806        74,888,511      99,864,671         36,016,174
   Issued to shareholders in reinvestment of distributions       27,969,046                --         284,327            783,850
   Cost of shares repurchased .............................     (19,017,371)       (9,942,879)     (1,634,605)          (321,323)
                                                              -------------     -------------   -------------      -------------
      Net increase (decrease) from
         capital share transactions .......................     127,646,481        64,945,632      98,514,393         36,478,701
                                                              -------------     -------------   -------------      -------------
      Total increase (decrease) in net assets .............     152,570,310       118,298,614     101,304,205         41,376,035
                                                              -------------     -------------   -------------      -------------

NET ASSETS at end of year (including line A) ..............   $ 407,442,033     $ 254,871,723   $ 142,680,240      $  41,376,035
                                                              =============     =============   =============      =============


(A) Undistributed (distribution in excess of)
       net investment income (loss) .......................   $          --     $          --   $      67,349      $      (3,304)
                                                              =============     =============   =============      =============

OTHER INFORMATION:
Share transactions:
   Sold ...................................................      58,055,566        46,078,409      66,830,275         29,899,903
   Issued to shareholders in reinvestment of distributions       13,670,395                --         183,318            572,571
   Repurchased ............................................      (9,614,883)       (5,889,973)     (1,127,407)          (252,012)
                                                              -------------     -------------   -------------      -------------
       Net increase (decrease) in shares outstanding ......      62,111,078        40,188,436      65,886,186         30,220,462
                                                              =============     =============   =============      =============

----------------------------------------------------------
* The Fund commenced operations on April 28, 1995.


                      See Notes to Financial Statements.
                      ----------------------------------------------------------

-------------------------------------------------------------------------------
                          Allmerica Investment Trust
-------------------------------------------------------------------------------

                                                                        Small Cap                Select International
                                                                        Value Fund                    Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Years Ended December 31,        Years Ended December 31,
                                                                  1996             1995            1996               1995
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS at beginning of year ...........................   $  64,574,553     $  41,341,503   $ 104,312,134      $  40,497,806
                                                              -------------     -------------   -------------      -------------

Increase (Decrease) in net assets
resulting from operations:
   Net investment income (loss) ...........................         782,305           457,238       2,064,136          1,129,933
   Net realized gain (loss) on investments sold, foreign
       currency transactions and futures contracts ........       5,770,562         1,693,710       4,719,958             60,433
   Net change in unrealized appreciation (depreciation)
       of investments and assets and liabilities in
       foreign currency ...................................      14,617,015         6,588,253      29,610,329         10,767,415
                                                              -------------     -------------   -------------      -------------
   Net increase (decrease) in net assets resulting
       from operations ....................................      21,169,882         8,739,201      36,394,423         11,957,781
                                                              -------------     -------------   -------------      -------------

Distributions to shareholders from:
   Net investment income ..................................        (783,366)         (456,177)     (2,205,116)          (996,037)
   Disbritution in excess of net investment income ........              --                --      (2,413,338)                --
   Net realized gain on investments .......................      (4,985,294)       (1,656,824)       (540,596)          (396,021)
   Distribution in excess of net realized capital gains ...              --           (40,840)             --                 --
   Return of capital ......................................              --                --              --                 --
                                                              -------------     -------------   -------------      -------------
       Total Distributions ................................      (5,768,660)       (2,153,841)     (5,159,050)        (1,392,058)
                                                              -------------     -------------   -------------      -------------

Capital share transactions:
   Net proceeds from sales of shares ......................      31,326,184        18,929,818     111,783,820         58,476,233
   Issued to shareholders in reinvestment of distributions        5,768,660         2,153,841       5,159,050          1,392,058
   Cost of shares repurchased .............................      (3,102,042)       (4,435,969)     (5,613,441)        (6,619,686)
                                                              -------------     -------------   -------------      -------------
      Net increase (decrease) from
         capital share transactions .......................      33,992,802        16,647,690     111,329,429         53,248,605
                                                              -------------     -------------   -------------      -------------
      Total increase (decrease) in net assets .............      49,394,024        23,233,050     142,564,802         63,814,328
                                                              -------------     -------------   -------------      -------------

NET ASSETS at end of year (including line A) ..............   $ 113,968,577     $  64,574,553   $ 246,876,936      $ 104,312,134
                                                              =============     =============   =============      =============

(A) Undistributed (distribution in excess of)
       net investment income (loss) .......................   $          --     $       1,601   $     180,441      $     140,980
                                                              =============     =============   =============      =============

OTHER INFORMATION:
Share transactions:
   Sold ...................................................      21,714,353        16,206,081      91,002,428         54,922,638
   Issued to shareholders in reinvestment of distributions        3,817,804         1,739,775       3,819,374          1,229,509
   Repurchased ............................................      (2,237,893)       (3,757,744)     (4,536,939)        (6,387,844)
                                                              -------------     -------------   -------------      -------------
       Net increase (decrease) in shares outstanding ......      23,294,264        14,188,112      90,284,863         49,764,303
                                                              =============     =============   =============      =============


------------------------------------------------------------------------------------------------------------------------------------
                                                                    Select Growth
                                                                        Fund                           Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Years Ended December 31,         Years Ended December 31,
                                                                  1996              1995           1996              1995
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS at beginning of year ...........................   $ 143,124,686     $  88,263,274   $ 444,870,953      $ 335,713,593
                                                              -------------     -------------   -------------      -------------

Increase (Decrease) in net assets
resulting from operations:
   Net investment income (loss) ...........................         668,264            24,039      10,150,991          9,171,079
   Net realized gain (loss) on investments sold, foreign
       currency transactions and futures contracts ........      38,302,869          (240,313)     60,695,723         34,330,359
   Net change in unrealized appreciation (depreciation)
       of investments and assets and liabilities in
       foreign currency ...................................      (4,304,728)       24,384,776      21,064,610         66,369,242
                                                              -------------     -------------   -------------      -------------
   Net increase (decrease) in net assets resulting
       from operations ....................................      34,666,405        24,168,502      91,911,324        109,870,680
                                                              -------------     -------------   -------------      -------------

Distributions to shareholders from:
   Net investment income ..................................        (671,407)          (20,896)    (10,182,273)        (9,094,592)
   Disbritution in excess of net investment income ........              --                --              --                 --
   Net realized gain on investments .......................     (32,240,794)               --     (49,801,860)       (33,688,107)
   Distribution in excess of net realized capital gains ...              --                --              --                 --
   Return of capital ......................................              --                --              --                 --
                                                              -------------     -------------   -------------      -------------
       Total Distributions ................................     (32,912,201)          (20,896)    (59,984,133)       (42,782,699)
                                                              -------------     -------------   -------------      -------------


Capital share transactions:
   Net proceeds from sales of shares ......................      59,903,208        36,197,767      37,725,612         37,306,107
   Issued to shareholders in reinvestment of distributions       32,912,201            20,896      59,984,133         42,782,699
   Cost of shares repurchased .............................      (9,143,048)       (5,504,857)    (17,757,284)       (38,019,427)
                                                              -------------     -------------   -------------      -------------
      Net increase (decrease) from
         capital share transactions .......................      83,672,361        30,713,806      79,952,461         42,069,379
                                                              -------------     -------------   -------------      -------------
      Total increase (decrease) in net assets .............      85,426,565        54,861,412     111,879,652        109,157,360
                                                              -------------     -------------   -------------      -------------

NET ASSETS at end of year (including line A) ..............   $ 228,551,251     $ 143,124,686   $ 556,750,605      $ 444,870,953
                                                              =============     =============   =============      =============

(A) Undistributed (distribution in excess of)
       net investment income (loss) .......................   $          --     $       3,143   $          --      $      45,614
                                                              =============     =============   =============      =============


OTHER INFORMATION:
Share transactions:
   Sold ...................................................      38,406,099        28,453,081      16,203,094         17,727,581
   Issued to shareholders in reinvestment of distributions       23,015,341            15,263      25,711,571         19,780,330
   Repurchased ............................................      (6,129,428)       (4,239,678)     (7,659,186)       (18,183,452)
                                                              -------------     -------------   -------------      -------------
       Net increase (decrease) in shares outstanding ......      55,292,012        24,228,666      34,255,479         19,324,459
                                                              =============     =============   =============      =============

---------------------------------------------------------------

-------------------------------------------------------------------------------
                          Allmerica Investment Trust
-------------------------------------------------------------------------------

                                             STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Equity Index                         Select Growth and
                                                                         Fund                                Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Years Ended December 31,             Years Ended December 31,
                                                                   1996              1995               1996              1995
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of year.............................   $  90,888,716     $  52,245,669     $ 191,610,000      $ 110,212,501
                                                               -------------     -------------     -------------      -------------

Increase (Decrease) in net assets
resulting from operations:
   Net investment income (loss)..............................      2,095,474         1,369,327         3,415,490          2,532,194
   Net realized gain (loss) on investments sold
      and futures contracts..................................      2,559,793         1,875,586        22,150,624         11,310,318
   Net change in unrealized appreciation
      (depreciation) of investments and futures contracts....     19,381,336        17,718,754        20,168,372         25,861,731
                                                               -------------     -------------     -------------      -------------
   Net increase (decrease) in net assets resulting
      from operations........................................     24,036,603        20,963,667        45,734,486         39,704,243
                                                               -------------     -------------     -------------      -------------

Distributions to shareholders from:
  Net investment income .....................................     (2,092,660)       (1,369,327)       (3,430,862)        (2,516,822)

  Distribution in excess of net investment income............             --                --                --                 --
  Net realized gain on investments ..........................     (2,189,067)       (1,848,982)      (21,071,408)        (7,157,977)

  Distribution in excess of net realized capital gains.......             --           (69,205)               --                 --
  Return of capital..........................................             --        (2,614,356)               --                 --
                                                               -------------     -------------     -------------      -------------
      Total distributions ...................................     (4,281,727)       (5,901,870)      (24,502,270)        (9,674,799)
                                                               -------------     -------------     -------------      -------------

Capital share transactions:
  Net proceeds from sales of shares .........................     49,502,418        19,845,741        64,430,859         48,458,874
  Issued to shareholders in reinvestment of distributions ...      4,281,727         5,901,870        24,502,270          9,674,799
  Cost of shares repurchased ................................    (13,298,076)       (2,166,361)       (6,137,358)        (6,765,618)
                                                               -------------     -------------     -------------      -------------
      Net increase (decrease) from
         capital share transactions..........................     40,486,069        23,581,250        82,795,771         51,368,055
                                                               -------------     -------------     -------------      -------------
      Total increase (decrease) in net assets ...............     60,240,945        38,643,047       104,027,987         81,397,499
                                                               -------------     -------------     -------------      -------------

NET ASSETS at the end of year (including line A) ............  $ 151,129,661     $  90,888,716     $ 295,637,987      $ 191,610,000
                                                               =============     =============     =============      =============

(A) Undistributed (distributions in excess of)
      net investment income (loss) ..........................  $       2,814     $          --     $          --      $      15,372
                                                               =============     =============     =============      =============

OTHER INFORMATION:
Share transactions:
  Sold ......................................................     24,895,979        11,793,073        46,390,568         41,704,782
  Issued to shareholders in reinvestment of distributions ...      2,041,373         3,680,017        17,558,493          7,745,463
  Repurchased ...............................................     (6,883,771)       (1,326,802)       (4,557,725)        (5,657,491)
                                                               -------------     -------------     -------------      -------------
     Net increase (decrease) in shares outstanding ..........     20,053,581        14,146,288        59,391,336         43,792,754
                                                               =============     =============     =============      =============


                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
             Select                  Investment Grade                  Government                      Money Market
          Income Fund                  Income Fund                     Bond Fund                           Fund
----------------------------------------------------------------------------------------------------------------------------------
    Years Ended December 31,     Years Ended December 31,       Years Ended December 31,         Years Ended December 31,
       1996           1995          1996           1995            1996           1995            1996             1995
----------------------------------------------------------------------------------------------------------------------------------
  $ 60,368,094    $40,784,092   $141,625,380   $109,971,914    $ 45,778,124   $ 42,078,279    $ 155,211,174    $  95,991,332
  ------------    -----------   ------------   ------------    ------------   ------------    -------------    -------------


     4,174,976      3,091,908      9,688,573      8,314,663       2,779,448      2,436,231        9,613,835        7,715,400

      (403,808)       296,997        432,085      1,260,297        (507,714)      (120,017)         (35,900)            (390)

    (1,278,063)     4,278,014     (4,620,200)    10,604,245        (764,938)     2,762,902               --               --
  ------------    -----------   ------------   ------------    ------------   ------------    -------------    -------------

     2,493,105      7,666,919      5,500,458     20,179,205       1,506,796      5,079,116        9,577,935        7,715,010
  ------------    -----------   ------------   ------------    ------------   ------------    -------------    -------------


    (4,174,976)    (3,091,908)    (9,688,573)    (8,314,663)     (2,778,718)    (2,436,231)      (9,613,835)      (7,715,400)
       (12,684)       (34,237)       (34,833)       (60,477)             --        (30,980)              --               --
            --             --             --             --              --             --               --               --
            --             --             --             --              --             --               --               --
            --             --             --             --              --             --               --               --
  -------------    -----------   ------------   ------------   ------------   ------------    -------------    -------------
    (4,187,660)    (3,126,145)    (9,723,406)    (8,375,140)     (2,778,718)    (2,467,211)      (9,613,835)      (7,715,400)
  ------------    -----------   ------------   ------------    ------------   ------------    -------------    -------------


    18,835,110     19,199,494     19,642,102     22,835,470      12,572,808     10,666,760      189,973,951      178,261,897
     4,187,660      3,126,145      9,723,406      8,375,140       2,778,718      2,467,211        9,613,835        7,715,400
    (4,197,966)    (7,282,411)    (9,440,710)   (11,361,209)    (13,461,797)   (12,046,031)    (137,507,328)    (126,757,065)
  -------------    -----------   ------------   ------------   ------------   ------------    -------------    -------------

    18,824,804     15,043,228     19,924,798     19,849,401       1,889,729      1,087,940       62,080,458       59,220,232
  ------------    -----------   ------------   ------------    ------------   ------------    -------------    -------------
    17,130,249     19,584,002     15,701,850     31,653,466         617,807      3,699,845       62,044,558       59,219,842
  ------------    -----------   ------------   ------------    ------------   ------------    -------------    -------------

  $ 77,498,343   $ 60,368,094   $157,327,230   $141,625,380    $ 46,395,931   $ 45,778,124    $ 217,255,732    $ 155,211,174
  ============   ============   ============   ============    ============   ============    =============    =============


  $     50,180   $        --    $     44,163   $         --    $      5,998   $         --    $          --    $          --
  ============   ============   ============   ============    ============   ============    =============    =============



    18,891,416     19,366,727     18,013,400     21,051,754      11,938,486     10,156,583      189,973,951      178,261,897
     4,249,588      3,138,951      9,040,646      7,702,823       2,690,564      2,365,698        9,613,835        7,715,400
    (4,232,440)    (7,409,278)    (8,682,856)   (10,574,133)    (12,948,203)   (11,623,145)    (137,507,328)    (126,757,065)
  ------------    -----------   ------------   ------------    ------------   ------------    -------------    -------------
    18,908,564     15,096,400     18,371,190     18,180,444       1,680,847        899,136       62,080,458       59,220,232
  ============   ============   ============   ============    ============   ============    =============    =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

       FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Year
-------------------------------------------------------------------------------
                                   Income from Investment Operations
                         ------------------------------------------------------
                                                    Net Realized
                            Net                         and
                           Asset                     Unrealized
                           Value         Net        Gain (Loss)     Total from
     Year Ended          Beginning    Investment         on         Investment
     December 31,         of Year     Income/(2)/   Investments     Operations
---------------------    ---------    -----------   ------------    -----------
  Select Aggressive
    Growth Fund/(1)/
        1996              $ 1.848     $ (0.009)       $ 0.351        $ 0.342
        1995                1.397       (0.001)         0.452          0.451
        1994                1.431       (0.002)        (0.032)        (0.034)
        1993                1.197        0.001          0.234          0.235
        1992                1.000        0.001          0.197          0.198

   Select Capital
 Appreciation Fund/(1)/
        1996                1.369       (0.003)         0.124          0.121
        1995                1.000       (0.001)         0.397          0.396

      Small Cap
    Value Fund/(1)/
        1996                1.238        0.011          0.342           0.353
        1995                1.089        0.009          0.183           0.192
        1994                1.170        0.005         (0.081)         (0.076)
        1993                1.000        0.002          0.176           0.178

 Select International
    Equity Fund/(1)/
        1996                1.136        0.011          0.238           0.249
        1995                0.963        0.013          0.176           0.189
        1994                1.000        0.003         (0.038)         (0.035)

Select Growth Fund/(1)/
        1996                1.369        0.005          0.297           0.302
        1995                1.099           --          0.270           0.270
        1994                1.119        0.003         (0.020)         (0.017)
        1993                1.111        0.001          0.008           0.009
        1992                1.000        0.001          0.111           0.112
                                         Less Distributions
                       -------------------------------------------------------
                                                                                                    Net
                                    Distributions                                                 Increase
                       Dividends      from Net                                                   (Decrease)
                        from Net      Realized      Distribtutions                                   in
      Year Ended       Investment      Capital           in          Return of       Total       Net Asset
     December 31,        Income         Gains          Excess         Capital    Distributions     Value
-------------------    ----------   -------------   --------------   ---------   -------------   ----------
  Select Aggressive
    Growth Fund/(1)/
        1996            $    --       $(0.153)       $    --           $ --        $(0.153)       $ 0.189
        1995                 --            --             --             --            --           0.451
        1994                 --            --             --             --            --          (0.034)
        1993             (0.001)           --             --             --         (0.001)         0.234
        1992             (0.001)           --             --             --         (0.001)         0.197

   Select Capital
 Appreciation Fund/(1)/
        1996                 --        (0.005)            --             --         (0.005)         0.116
        1995                 --        (0.027)            --             --         (0.027)         0.369

      Small Cap
    Value Fund/(1)/
        1996             (0.011)       (0.069)            --             --         (0.080)         0.273
        1995             (0.009)       (0.033)        (0.001)/(3)/       --         (0.043)         0.149
        1994             (0.005)           --             --             --         (0.005)        (0.081)
        1993             (0.002)       (0.006)            --             --         (0.008)         0.170

 Select International
    Equity Fund/(1)/
        1996             (0.012)       (0.003)        (0.014)/(4)/       --         (0.029)         0.220
        1995             (0.011)       (0.005)            --             --         (0.016)         0.173
        1994             (0.001)       (0.001)            --             --         (0.002)        (0.037)

Select Growth Fund/(1)/
        1996             (0.005)       (0.236)            --             --         (0.241)         0.061
        1995                 --            --             --             --             --          0.270
        1994             (0.003)           --             --             --         (0.003)        (0.020)
        1993             (0.001)           --             --             --         (0.001)         0.008
        1992             (0.001)           --             --             --         (0.001)         0.111


                         See Notes to Financial Statements.
                         -------------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------
                                Ratios To Average Net Assets
         -------------------------------------------------------------

                          Net Asset              Net Assets
                           Value                   End of        Net
     Year Ended            End of      Total        Year      Investment      Operating Expenses
     December 31,           Year       Return     (000's)       Income       (A)      (B)     (C)
---------------------     ---------   --------   ----------   ----------    -----    -----   -----
  Select Aggressive
    Growth Fund/(1)/
        1996              $ 2.037      18.55%     $ 407,442     (0.53)%     1.08%    1.08%   1.08%
        1995                1.848      32.28%       254,872     (0.07)%     1.09%      --    1.09%
        1994                1.397      (2.31)%      136,573     (0.21)%     1.16%      --    1.16%
        1993                1.431      19.51%        66,251      0.10%      1.19%      --    1.23%
        1992                1.197      19.85%**       9,270      0.34%*     1.35%*     --    1.88%*

   Select Capital
 Appreciation Fund/(1)/
        1996                1.485      8.80%        142,680     (0.32)%     1.13%    1.13%   1.13%
        1995                1.369     39.56%**       41,376     (0.25)%*    1.35%*     --    1.42%*

      Small Cap
    Value Fund/(1)/
        1996                1.511      28.53%       113,969      0.91%      0.95%    0.97%   0.97%
        1995                1.238      17.60%        64,575      0.86%      1.01%      --    1.01%
        1994                1.089      (6.51)%       41,342      0.64%      1.08%      --    1.09%
        1993                1.170      17.74%**      12,731      0.52%*     1.22%*     --    2.03%

 Select International
    Equity Fund/(1)/
        1996                1.356      21.94%       246,877      1.22%      1.20%    1.23%   1.23%
        1995                1.136      19.63%       104,312      1.68%      1.24%      --    1.24%
        1994                0.963      (3.49)%**     40,498      0.87%*     1.50%*     --    1.78%*

Select Growth Fund/(1)/
        1996                1.430      22.02%       228,551      0.38%      0.92%    0.93%   0.93%
        1995                1.369      24.59%       143,125      0.02%      0.97%      --    0.97%
        1994                1.099      (1.49)%       88,263      0.37%      1.03%      --    1.03%
        1993                1.119       0.84%        53,854      0.15%      1.05%      --    1.08%
        1992                1.111      11.25%**       9,308      0.40%*     1.20%*     --    1.72%*

                                                       Portfolio          Average
     Year Ended               Management Fee           Turnover         Commissions
     December 31,            Gross         Net           Rate             Rate(D)
---------------------       ------       ------        --------         -----------
  Select Aggressive
    Growth Fund/(1)/
        1996                1.00%        1.00%           113%            $ 0.0597
        1995                1.00%        1.00%           104%                  --
        1994                1.00%        1.00%           100%                  --
        1993                1.00%        0.96%            76%                  --
        1992                 N/A          N/A             33%                  --

   Select Capital
 Appreciation Fund/(1)/
        1996                1.00%        1.00%            98%              0.0414
        1995                1.00%*       0.93%*           95%                  --

      Small Cap
    Value Fund/(1)/
        1996                0.85%        0.85%            20%              0.0497
        1995                0.85%        0.85%            17%                  --
        1994                0.85%        0.84%             4%                  --
        1993                0.85%*       0.04%*            8%                  --

 Select International
    Equity Fund/(1)/
        1996                1.00%        1.00%            18%              0.0248
        1995                1.00%        1.00%            24%                  --
        1994                1.00%*       0.72%*           19%                  --

Select Growth Fund/(1)/
        1996                0.85%        0.85%           159%              0.0457
        1995                0.85%        0.85%            51%                  --
        1994                0.85%        0.85%            55%                  --
        1993                0.85%        0.82%            65%                  --
        1992                 N/A          N/A              3%                  --

---------------------------------
  *  Annualized
 **  Not Annualized
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses (see Note 5 of Notes to Financial Statements).
(C)  Excluding reimbursements and reductions.
(D) For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for trades for which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(1) The Select Aggressive Growth Fund commenced operations on August 21, 1992. The Select Capital Appreciation Fund commenced operations on April 28, 1995 The Small Cap Value Fund commenced operations on April 30, 1993. The Select International Fund commenced operations on May 2, 1994. The Select Growth Fund commenced operations on August 21,1992. See Note 3 for information on change in Investment Sub-Adviser.
(2) Net investment income per share before reimbursement of fees by the investment adviser or reductions were $0.000 in 1993 and $(0.001) in 1992 for Select Aggressive Growth Fund; $(0.001) in 1995 for Select Capital Appreciation Fund; $0.010 in 1996, $0.005 and $(0.001) in 1993 for Small Cap Value Fund; $0.011 in 1996 and $0.002 in 1994 for Select International Equity Fund; and $0.005 in 1996, $0.001 in 1993 and $0.000 in 1992 for
     Select Growth Fund.
(3)  Distributions in Excess of Net Realized Capital Gains.
(4)  Distributions in Excess of Net Investment Income.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

      FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Year
--------------------------------------------------------------------------------
                          Income from Investment Operations
                   ----------------------------------------------
                                          Net Realized
                      Net                     and
                     Asset                 Unrealized
                     Value         Net     Gain (Loss) Total from
 Year Ended        Beginning   Investment      on      Investment
December 31,        of Year   Income/(2)/  Investments Operations
------------       ---------  ----------- ------------ ----------
  Growth
   Fund
   1996             $ 2.176    $ 0.047      $ 0.386     $ 0.433
   1995               1.814      0.049        0.539       0.588
   1994               1.939      0.043       (0.041)      0.002
   1993               2.034      0.039        0.095       0.134
   1992               1.976      0.034        0.105       0.139

Equity Index
   Fund
   1996               1.827      0.035        0.370       0.405
   1995               1.468      0.035        0.474       0.509
   1994               1.505      0.033       (0.018)      0.015
   1993               1.409      0.032        0.102       0.134
   1992               1.354      0.030        0.066       0.096

Select Growth and
 Income Fund/(1)/
   1996               1.268      0.020        0.246       0.266
   1995               1.027      0.019        0.290       0.309
   1994               1.069      0.025       (0.018)      0.007
   1993               0.990      0.023        0.079       0.102
   1992               1.000      0.008       (0.009)     (0.001)

   Select
Income Fund/(1)/
   1996               1.024      0.061       (0.029)      0.032
   1995               0.930      0.060        0.095       0.155
   1994               1.035      0.055       (0.105)     (0.050)
   1993               0.988      0.052        0.055       0.107
   1992               1.000      0.018       (0.012)      0.006

                                      Less Distributions
                       -----------------------------------------------
                                                                                        Net
                                   Distributions                                      Increase
                        Dividends     from Net                                       (Decrease)
                         from Net     Realized  Distributions                            in
 Year Ended             Investment   Capital         in       Return of    Total      Net Asset
December 31,             Income        Gains       Excess      Capital  Distributions   Value
------------           ---------    ----------   -----------  --------- ------------  ---------
  Growth
   Fund
   1996                 $ (0.048)   $ (0.228)    $     --     $     --   $ (0.276)     $ 0.157
   1995                   (0.049)     (0.177)          --           --     (0.226)       0.362
   1994                   (0.043)     (0.084)          --           --     (0.127)      (0.125)
   1993                   (0.039)     (0.180)          --       (0.010)    (0.229)      (0.095)
   1992                   (0.034)     (0.047)          --           --     (0.081)       0.058

Equity Index
   Fund
   1996                   (0.035)     (0.032)          --           --     (0.067)       0.338
   1995                   (0.035)     (0.047)      (0.002)/(3)/ (0.066)    (0.150)       0.359
   1994                   (0.033)     (0.019)          --           --     (0.052)      (0.037)
   1993                   (0.031)     (0.007)          --           --     (0.038)       0.096
   1992                   (0.031)     (0.010)          --           --     (0.041)       0.055

Select Growth and
 Income Fund/(1)/
   1996                   (0.020)     (0.109)          --           --     (0.129)       0.137
   1995                   (0.019)     (0.049)          --           --     (0.068)       0.241
   1994                   (0.025)     (0.017)      (0.007)/(3)/     --     (0.049)      (0.042)
   1993                   (0.023)         --           --           --     (0.023)       0.079
   1992                   (0.008)     (0.001)          --           --     (0.009)      (0.010)

   Select
Income Fund/(1)/
   1996                   (0.061)         --           --           --     (0.061)      (0.029)
   1995                   (0.060)         --       (0.001)/(4)/     --     (0.061)       0.094
   1994                   (0.055)         --           --           --     (0.055)      (0.105)
   1993                   (0.052)     (0.008)          --           --     (0.060)       0.047
   1992                   (0.018)         --           --           --     (0.018)      (0.012)

                         See Notes to Financial Statements.
                         -------------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------
                                Ratios To Average Net Assets
         -------------------------------------------------------------
                       Net Asset          Net Assets
                         Value              End of         Net
 Year Ended             End of    Total      Year       Investment         Operating Expenses
December 31,             Year    Return    (000's)        Income           (A)     (B)     (C)
------------          ---------  ------   ----------    ----------        -----   -----   -----
  Growth
   Fund
   1996               $ 2.333    20.19%    $556,751       2.04%           0.48%   0.51%   0.51%
   1995                 2.176    32.80%     444,871       2.34%           0.54%     --    0.54%
   1994                 1.814     0.16%     335,714       2.25%           0.56%     --    0.56%
   1993                 1.939     6.66%     338,545       1.92%           0.54%     --    0.55%
   1992                 2.034     7.11%     270,828       1.85%           0.58%     --    0.58%

Equity Index
   Fund
   1996                 2.165    22.30%     151,130       1.79%           0.46%   0.46%   0.46%
   1995                 1.827    36.18%      90,889       1.96%           0.55%     --    0.55%
   1994                 1.468     1.06%      52,246       2.25%           0.57%     --    0.57%
   1993                 1.505     9.53%      42,842       2.28%           0.57%     --    0.63%
   1992                 1.409     7.25%      22,393       2.47%           0.57%     --    0.75%

Select Growth and
 Income Fund/(1)/
   1996                 1.405    21.26%     295,638       1.44%           0.80%   0.83%   0.83%
   1995                 1.268    30.32%     191,610       1.69%           0.85%     --    0.85%
   1994                 1.027     0.73%     110,213       2.51%           0.91%     --    0.91%
   1993                 1.069    10.37%      60,518       2.73%           0.99%     --    1.03%
   1992                 0.990    (0.11)%**    7,302       3.20%*          1.10%*    --    2.37%*

   Select
Income Fund/(1)/
   1996                 0.995     3.32%      77,498       6.29%           0.74%   0.74%   0.74%
   1995                 1.024    16.96%      60,368       6.24%           0.79%     --    0.80%
   1994                 0.930    (4.82%)     40,784       6.07%           0.83%     --    0.85%
   1993                 1.035    10.95%      25,302       5.91%           0.91%     --    1.08%
   1992                 0.988     0.62%**     5,380       5.38%*          1.00%*    --    1.67*

                                                  Portfolio            Average
 Year Ended             Management Fee            Turnover           Commissions
December 31,            Gross      Net              Rate               Rate/(D)/
------------            ------    ------          ---------          -----------
  Growth
   Fund
   1996                 0.44%     0.44%             72%              $ 0.0576
   1995                 0.46%     0.46%             64%                    --
   1994                 0.48%     0.48%             46%                    --
   1993                 0.49%     0.48%             42%                    --
   1992                  N/A       N/A              19%                    --

Equity Index
   Fund
   1996                 0.32%     0.32%             12%                0.0395
   1995                 0.34%     0.34%              8%                    --
   1994                 0.35%     0.35%              7%                    --
   1993                 0.35%     0.29%              4%                    --
   1992                  N/A       N/A               6%                    --

Select Growth and
 Income Fund/(1)/
   1996                 0.75%     0.75%             78%                0.0563
   1995                 0.75%     0.75%            112%                    --
   1994                 0.75%     0.75%            107%                    --
   1993                 0.75%     0.71%             25%                    --
   1992                  N/A       N/A               4%                    --

   Select
Income Fund/(1)/
   1996                 0.60%     0.60%            108%                    --
   1995                 0.60%     0.59%            131%                    --
   1994                 0.60%     0.58%            105%                    --
   1993                 0.60%     0.43%            171%                    --
   1992                  N/A       N/A             119%                    --

------------------------------------------
*    Annualized
**   Not Annualized
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses (see Note 5 of Notes to Financial Statements).
(C)  Excluding reimbursements and reductions.
(D) For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for trades for which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(1) The Select Growth and Income Fund and Select Income Fund commenced operations on August 21, 1992.
(2) Net investment income per share before reimbursement of fees by the investment adviser or reductions were $0.046 in 1996 and $0.038 in 1993 for Growth Fund; $0.031 in 1993, and $0.028 in 1992 for Equity Index Fund; $0.019 in 1996, $0.023 in 1993 and $0.005 in 1992 for Select Growth
     and Income Fund; and $0.060 in 1995, $0.055 in 1994, $0.050 in 1993,
     and $0.015 in 1992 for Select Income Fund.
(3)  Distributions in excess of net realized capital gains.
(4)  Distributions in excess of net investment income.


------------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

      FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Year
--------------------------------------------------------------------------------

                         Income from Investment Operations
                  ----------------------------------------------
                                         Net Realized
                     Net                     and
                    Asset                 Unrealized
                    Value         Net     Gain (Loss) Total from
  Year Ended      Beginning   Investment      on      Investment
 December 31,      of Year     Income(2)  Investments Operations
 ------------     ---------  ----------- ------------ ----------
Investment Grade
  Income Fund
     1996         $ 1.117    $  0.070    $ (0.033)    $  0.037
     1995           1.012       0.071       0.106        0.177
     1994           1.111       0.066      (0.099)      (0.033)
     1993           1.074       0.065       0.049        0.114
     1992           1.085       0.075       0.013        0.088

  Government
   Bond Fund
     1996           1.062       0.062      (0.026)       0.036
     1995           0.997       0.062       0.066        0.128
     1994           1.070       0.063      (0.073)      (0.010)
     1993           1.051       0.055       0.024        0.079
     1992           1.047       0.057       0.009        0.066

 Money Market
     Fund
     1996           1.000       0.052          --        0.052
     1995           1.000       0.057          --        0.057
     1994           1.000       0.039          --        0.039
     1993           1.000       0.030          --        0.030
     1992           1.000       0.037          --        0.037

                                  Less Distributions
                     -----------------------------------------------
                                                                                      Net
                                 Distributions                                      Increase
                      Dividends     from Net                                       (Decrease)
                       from Net     Realized  Distributions                            in
  Year Ended          Investment   Capital         in       Return of    Total      Net Asset
 December 31,          Income        Gains       Excess      Capital  Distributions   Value
 ------------        ---------    ----------   -----------  --------- ------------  ---------
Investment Grade
  Income Fund
     1996            $ (0.070)    $     --     $     --     $    --    $ (0.070)    $(0.033)
     1995               0.071           --       (0.001)         --      (0.072)      0.105
     1994              (0.066)          --           --          --      (0.066)     (0.099)
     1993              (0.065)      (0.012)          --          --      (0.077)      0.037
     1992              (0.075)      (0.024)          --          --      (0.099)     (0.011)

  Government
   Bond Fund
     1996              (0.062)          --           --          --      (0.062)     (0.026)
     1995              (0.062)          --       (0.001)         --      (0.063)      0.065
     1994              (0.063)          --           --          --      (0.063)     (0.073)
     1993              (0.055)      (0.003)          --      (0.002)     (0.060)      0.019
     1992              (0.057)      (0.005)          --          --      (0.062)      0.004

 Money Market
     Fund
     1996              (0.052)          --           --          --      (0.052)         --
     1995              (0.057)          --           --          --      (0.057)         --
     1994              (0.039)          --           --          --      (0.039)         --
     1993              (0.030)          --           --          --      (0.030)         --
     1992              (0.037)          --           --          --      (0.037)         --

                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------
                              Ratios To Average Net Assets
         -------------------------------------------------------------

                      Net Asset          Net Assets
                        Value              End of         Net
  Year Ended           End of    Total      Year       Investment         Operating Expenses
 December 31,           Year    Return    (000's)        Income           (A)     (B)     (C)
 ------------        ---------  ------   ----------    ----------        -----   -----   -----
Investment Grade
  Income Fund
     1996            $ 1.084     3.56%    $157,327       6.50%           0.52%   0.52%   0.52%
     1995              1.117    17.84%     141,625       6.66%           0.53%     --    0.53%
     1994              1.012    (2.96)%    109,972       6.25%           0.58%     --    0.58%
     1993              1.111    10.80%     107,124       6.16%           0.54%     --    0.55%
     1992              1.074     8.33%      52,874       7.25%           0.59%     --    0.59%

  Government
   Bond Fund
     1996              1.036     3.51%      46,396       5.90%           0.66%   0.66%   0.66%
     1995              1.062    13.06%      45,778       5.91%           0.69%     --    0.69%
     1994              0.997    (0.88)%     42,078       5.60%           0.70%     --    0.70%
     1993              1.070     7.51%      77,105       5.51%           0.61%     --    0.62%
     1992              1.051     6.59%      33,689       6.13%           0.68%     --    0.69%

 Money Market
     Fund
     1996              1.000     5.36%     217,256       5.22%           0.34%   0.34%   0.34%
     1995              1.000     5.84%     155,211       5.68%           0.36%     --    0.36%
     1994              1.000     3.93%      95,991       3.94%           0.45%     --    0.45%
     1993              1.000     3.00%      71,052       2.95%           0.42%     --    0.43%
     1992              1.000     3.78%      64,506       3.65%           0.44%     --    0.44%


                                              Portfolio         Average
  Year Ended             Management Fee       Turnover        Commissions
 December 31,           Gross      Net          Rate            Rate/(D)/
 ------------           ------    ------      ---------       -----------
Investment Grade
  Income Fund
     1996                0.40%     0.40%        108%                 --
     1995                0.41%     0.41%        126%                 --
     1994                0.42%     0.42%        129%                 --
     1993                0.45%     0.44%         55%                 --
     1992                 N/A       N/A          71%                 --

  Government
   Bond Fund
     1996                0.50%     0.50%        112%                 --
     1995                0.50%     0.50%        180%                 --
     1994                0.50%     0.50%        106%                 --
     1993                0.50%     0.49%         35%                 --
     1992                 N/A       N/A          67%                 --

 Money Market
     Fund
     1996                0.28%     0.28%         N/A                 --
     1995                0.29%     0.29%         N/A                 --
     1994                0.31%     0.31%         N/A                 --
     1993                0.32%     0.31%         N/A                 --
     1992                 N/A       N/A          N/A                 --


----------------------------------
(A)     Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses (See Note 5 of Notes to Financial Statements).
(C)     Excluding reimbursements and reductions.
(D) For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for trades for which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(1) Net investment income per share before reimbursement of fees by the investment adviser were $0.065 in 1993 for Investment Grade
        Income Fund; $0.055 in 1993 and $0.056 in 1992 for Government Bond Fund; and $0.030 in 1993 for Money Market Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company established as a Massachusetts business trust for the purpose of providing a vehicle for the investment of assets of various separate accounts established by Allmerica Financial Life Insurance and Annuity Company, a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") or other affiliated insurance companies. As of the date of this report, the Trust offered twelve managed investment portfolios. The accompanying financial statements and financial highlights are those of the Select Aggressive Growth, Select Capital Appreciation, Small Cap Value, Select International Equity, Select Growth, Growth, Equity Index, Select Growth and Income, Select Income, Investment Grade Income, Government Bond and Money Market Funds (individually, a "Portfolio," collectively, the "Portfolios") only.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles consistently followed by the Trust in the preparation of its financial statements.

Security Valuation: Securities which are traded on a recognized exchange (including securities traded through the National Market System) are valued at the last sale price on the securities exchange on which such securities are primarily traded or, if there were no sales that day, at the mean of the closing bid and asked price. Over-the-counter securities that are not traded through the National Market System are valued on the basis of the bid price at the close of business each day. Short-term investments that mature in 60 days or less are valued at amortized cost. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The investments of the Money Market Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Forward Foreign Currency Contracts: The Select International Equity and Select Capital Appreciation Funds may enter into forward foreign currency contracts whereby the Portfolios agree to sell a specific currency at a specific price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency with any fluctuations recorded as unrealized gains or losses. Purchases and sales of forward foreign currency contracts are offset and presented on a net basis in the Statement of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains and losses are recognized on settlement date.

Foreign Currency Translation: Investment valuations, other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Net realized gains and losses from security transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discounts earned on original issue discount bonds, zero coup-

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                          Allmerica Investment Trust
-------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------
ton bonds, stepped-coupon bonds and payment in kind bonds, are accreted. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains for the tax year ending December 31. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

Paid-in capital, undistributed net investment income and accumulated net realized gain (loss) have been adjusted in the Statement of Assets and Liabilities for permanent book-tax differences for all Portfolios with the exception of the Money Market Portfolio for the year ended December 31, 1996.

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Money Market Fund, declared and distributed quarterly for the Growth, Select Growth and Income, Equity Index, Investment Grade Income, Select Income and Government Bond Funds, and annually for the Select International Equity, Select Aggressive Growth, Select Capital Appreciation, Small Cap Value and Select Growth Funds. All Portfolios declare and distribute all net realized capital gains, if any, at least annually. The distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses and forwards, including "Post October Losses" and permanent differences due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

Futures Contracts: All Portfolios may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to establish and maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized gain or loss until the contract is closed out, at which time the gain or loss is realized.

Organization Costs: Each Portfolio bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized using the straight-line method over a period of five years beginning with the commencement of the Portfolio's operation. The Investment Adviser incurred all start up costs of the Portfolios except for Select Capital Appreciation.

Expenses: The Trust accounts separately for assets, liabilities and operations of each Portfolio. Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

Forward Commitments: Each Portfolio except the Small Cap Value and the Money Market Funds may from time to time purchase securities on a forward commitment basis. Debt securities are often issued on this basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. During the period between purchase and settlement, typically no payment is made by a Portfolio and no interest accrues to the Portfolio. The market value of forward commitments may be more or less than the purchase price payable at settlement date.

------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------
3.  INVESTMENT ADVISORY, ADMINISTRATION
    AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Investment Management Company, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica, serves as Investment Adviser and Administrator to the Trust. Under the terms of the management agreement, the Portfolios pay a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedule:

                             Percentage of Average Daily Net Asset Value

                                  First            Next        On the
Portfolio                     $50,000,000     $200,000,000    Remainder
--------------------------------------------------------------------------------
Select Aggressive Growth         1.00%            1.00%         1.00%
Select Capital Appreciation      1.00%            1.00%         1.00%
Small Cap Value                  0.85%            0.85%         0.85%
Select International Equity      1.00%            1.00%         1.00%
Select Growth                    0.85%            0.85%         0.85%
Growth                           0.60%            0.50%         0.35%
Equity Index                     0.35%            0.30%         0.25%
Select Growth and Income         0.75%            0.75%         0.75%
Select Income                    0.60%            0.60%         0.60%
Investment Grade Income          0.50%            0.35%         0.25%
Government Bond                  0.50%            0.50%         0.50%
Money Market                     0.35%            0.25%         0.20%

The Manager has entered into Sub-Adviser Agreements for the management of the investments of each of the Portfolios. The Manager is solely responsible for the payment of all fees to the Sub-Advisers. The Sub-Advisers for each of the Portfolios are as follows:

   Select Aggressive Growth          Nicholas-Applegate Capital Management
   Select Capital Appreciation       Janus Capital Corporation
   Small Cap Value                   CRM Advisors, LLC
   Select International Equity       Bank of Ireland Asset Management
   Select Growth                     Putnam Investment Management, Inc.
   Growth                            Miller Anderson & Sherrerd, LLP
   Equity Index                      Allmerica Asset Management, Inc.
   Select Growth and Income          John A. Levin & Co., Inc.
   Select Income                     Standish, Ayer & Wood, Inc.
   Investment Grade Income           Allmerica Asset Management, Inc.
   Government Bond                   Allmerica Asset Management, Inc.
   Money Market                      Allmerica Asset Management, Inc.

Effective July 1, 1996, Putnam Investment Management, Inc. replaced Provident Investment Counsel as Sub-Adviser for the Select Growth Fund. Also, effective January 1, 1997,CRM Advisors, LLC, an affliate of Cramer Rosenthal McGlynn, Inc., replaced David L. Babson & Co., Inc. as Sub-Adviser for the Small Cap Value Fund, which was approved by the Trustees of the Trust at a meeting held on December 11, 1996.

The Manager has entered into an Administrative Services Agreement with First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, whereby FDISG performs administrative services for the Portfolios and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administration fee to FDISG. In a separate agreement, FDISG receives separate fees from the Portfolios for certain fund accounting services provided in its capacity as pricing and bookkeeping agent.

                                          --------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------
The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers, or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.  REIMBURSEMENT OF EXPENSES

In the event normal operating expenses of each Portfolio, excluding taxes, interest, broker commissions and extraordinary expenses, but including the advisory fee, exceed certain voluntary expense limitations (Select International Equity Fund - 1.50%, Select Aggressive Growth Fund - 1.35%, Select Capital Appreciation Fund - 1.35%, Small Cap Value Fund - 1.25%, Growth Fund - 1.20%, Select Growth Fund - 1.20%, Equity Index Fund - 0.60%, Select Growth and Income Fund - 1.10%, Investment Grade Income Fund - 1.00%, Select Income Fund - 1.00%, Government Bond Fund - 1.00% and Money Market Fund - 0.60%), the Manager will bear such expenses directly or reduce its compensation from the Portfolios by the excess of the stated expense limitations. Expense limitations may be removed or revised without prior notice to existing shareholders. The Manager will voluntarily reimburse its fees and any expenses in excess of the expense limitations.

5.  REDUCTION OF EXPENSES

Certain Portfolios have entered into agreements with brokers whereby the brokers will rebate a portion of commissions. Such amounts earned by the Portfolios, under such agreements, are presented as a reduction of expenses in the Statements of Operations.

6.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.

7. FOREIGN SECURITIES

Each Portfolio, except Small Cap Value Fund, Government Bond Fund, Investment Grade Income Fund and Money Market Fund, may purchase securities of foreign issuers. Investing in such securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. The Investment Grade Income Fund may not invest in foreign securities other than obligations issued by the government of Canada and its political subdivisions.

8. FINANCIAL INSTRUMENTS

Investing in certain financial instruments including forward foreign currency and futures contracts involves risk other than that reflected in the Statement of Assets and Liabilities. Risks associated with these instruments include the potential for an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of foreign currency relative to the U.S. dollar.

-----------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER VOTING RESULTS: (unaudited)

At the Meeting of Shareholders of the Select Growth and Income Fund, held on April 2, 1996, shareholders approved the new Sub-Adviser agreement between the Manager and John A. Levin and Co., Inc. with respect to the Portfolio. The results were as follows:

   Shares For      Shares Against       Shares Abstaining     % of Shares Voted
   -----------     --------------       -----------------     -----------------
   147,754,887       2,650,753             3,350,343             100.00%

At the Meeting of Shareholders of the Select Growth Fund, held on September 18, 1996, shareholders approved the new Sub-Adviser agreement between the Manager and Putnam Investment Management, Inc. with respect to the Portfolio. The results were as follows:

   Shares For      Shares Against       Shares Abstaining     % of Shares Voted
   -----------     --------------       -----------------     -----------------
   108,701,037       1,469,598             4,284,038             100.00%

                                ------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------
                             REGULATORY DISCLOSURES
--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds and is not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company, Allmerica Investment Trust, Variable Insurance Products Fund, Delaware Group Premium Fund International Equity Series, and T. Rowe Price International Stock Portfolio, which include important information related to charges and expenses.


                                CLIENT NOTICES
--------------------------------------------------------------------------------

This annual report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to the Variable Annuity, Allmerica Advantage Variable Annuity/ExecAnnuity Plus, Vari-Exceptional Life and/or Variable Inheiritage contracts. Separate account financial statements will no longer be provided in the annual report. If you would like to receive separate account financial statements as of December 31, 1996, they may be obtained from Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, 1-800-828-0540, extension 201.

In the past, we have produced Annual and Semi-Annual Reports for each of our annuity and life insurance products, which were sent to the owner of record for each contract. As a result, a household that owned several contracts received multiple copies of reports that contained virtually identical information. In an effort to lessen waste and to reduce expenses for postage and printing, we have combined the reports into one Allmerica Financial Retail Services Annual Report. We will now mail only one copy of the combined report to households that own a combination of Variable Annuity, Allmerica Advantage Variable Annuity/ExecAnnuity Plus, Vari-Exceptional Life and/or Variable Inheiritage contracts. This report will be addressed to the first contract owner listed alphabetically in our file.

If you would like to request an exemption from this mailing policy and continue to receive a copy of the report for each contract, please contact our Client Services Area at 1-800-533-7881. If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-828-0540, extension 200. Proxy material and tax information will continue to be sent to each contract owner.

-----------------------------------------------

--------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders
of the Allmerica Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments (except for Moody's Ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Select Aggressive Growth Fund, Select Capital Appreciation Fund, Small Cap Value Fund, Select International Equity Fund, Select Growth Fund, Growth Fund, Equity Index Fund, Select Growth and Income Fund, Select Income Fund, Investment Grade Income Fund, Government Bond Fund, and Money Market Fund (each a portfolio series of the Allmerica Investment Trust, hereafter referred to as the "Trust") at December 31, 1996, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
February 14, 1997

                               -------------------------------------------------
F-58
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

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

   Variable Annuity . Allmerica Advantage Variable Annuity/ExecAnnuity Plus . Vari-Exceptional Life ('87, '91 & '93) . Variable Inheiritage Products are issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY and HI) and are distributed by Allmerica Investments, Inc. To be preceded or accompanied by the current prospectus. Read it carefully before investing.


                  [LOGO OF ALLMERICA FINANCIAL APPEARS HERE]

First Allmerica Financial Life Insurance Company . Allmerica Financial Life
     Insurance and Annuity Company (licensed in all states except NY & HI) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . The Hanover
                               Insurance Company
  Sterling Risk Management Services, Inc. . Citizens Corporation . Citizens
                  Insurance Company of America . AMCRO, Inc.

              440 Lincoln Street, Worcester, Massachusetts 01653

AFSANNRPT  12/96                                      Printed on Recycled Paper